UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Low-Priced Stock Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
UnitedHealth Group, Inc.	4.7
Metro, Inc.	3.8
AutoZone, Inc.	3.6
Next PLC	3.5
Anthem, Inc.	2.5
Ross Stores, Inc.	2.1
Monster Beverage Corp.	1.8
Synchrony Financial	1.8
Seagate Technology Holdings PLC	1.8
Concentrix Corp.	1.6
27.2

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Consumer Discretionary	20.9
Financials	13.7
Information Technology	13.2
Health Care	12.3
Consumer Staples	12.1

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	94.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments - 40.2%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.3%
Entertainment - 0.0%
GungHo Online Entertainment, Inc.	349,662	$7,343
International Games Systems Co. Ltd.	125,000	3,232
		10,575
Interactive Media & Services - 0.1%
Cars.com, Inc. (a)	92,001	1,433
Dip Corp.	273,869	8,671
XLMedia PLC (a)	6,995,785	3,695
ZIGExN Co. Ltd.	999,338	2,515
		16,314
Media - 1.2%
AMC Networks, Inc. Class A (a)(b)	397,707	16,954
Cl Holdings, Inc.	19,903	202
Corus Entertainment, Inc. Class B (non-vtg.) (b)	596,424	2,360
Discovery Communications, Inc.:
Class A (a)	1,015,930	28,355
Class C (non-vtg.) (a)	7,200,069	196,922
Gray Television, Inc.	124,741	2,601
Hyundai HCN	2,500,079	7,066
Intage Holdings, Inc. (c)	2,748,868	42,000
Nexstar Broadcasting Group, Inc. Class A	20,922	3,460
Pico Far East Holdings Ltd.	22,745,582	3,775
RKB Mainichi Broadcasting Corp.	39,843	2,087
Saga Communications, Inc. Class A	457,106	10,139
Sky Network Television Ltd. (a)	2,385,341	3,793
TechTarget, Inc. (a)	50,030	4,149
Tegna, Inc.	1,344,641	26,032
Thryv Holdings, Inc. (a)	454,778	14,748
TOW Co. Ltd. (c)	3,567,816	9,341
Trenders, Inc.	99,515	644
TVA Group, Inc. Class B (non-vtg.) (a)	3,010,984	7,343
WOWOW INC.	198,811	2,873
		384,844
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	49,802	2,170

TOTAL COMMUNICATION SERVICES		413,903

CONSUMER DISCRETIONARY - 20.9%
Auto Components - 1.1%
ASTI Corp. (c)	176,954	2,695
Cie Automotive SA	324,788	9,434
DaikyoNishikawa Corp.	248,272	1,283
G-Tekt Corp.	199,070	2,394
Gentex Corp.	1,249,564	39,236
GUD Holdings Ltd.	374,664	3,278
Hi-Lex Corp.	1,391,494	16,729
Lear Corp.	547,855	91,667
Linamar Corp.	249,684	13,838
Motonic Corp. (c)	2,066,285	15,866
Murakami Corp. (c)	804,271	18,433
Nippon Seiki Co. Ltd.	2,584,247	23,084
Patrick Industries, Inc.	66,635	4,291
Piolax, Inc. (c)	2,347,682	35,648
Plastic Omnium SA	349,857	8,137
Sewon Precision Industries Co. Ltd. (a)(c)(d)	500,000	1,667
SJM Co. Ltd. (c)	1,282,000	4,464
SJM Holdings Co. Ltd.	500,470	1,376
SNT Holdings Co. Ltd. (c)	885,108	11,720
Strattec Security Corp. (a)(c)	264,033	10,004
Sungwoo Hitech Co. Ltd.	1,500,110	6,441
TBK Co. Ltd.	871,538	3,053
Yachiyo Industry Co. Ltd.	899,035	4,465
Yutaka Giken Co. Ltd. (c)	1,196,146	18,636
		347,839
Automobiles - 0.0%
Harley-Davidson, Inc.	77,017	2,662
Isuzu Motors Ltd.	200,085	2,451
Kabe Husvagnar AB (B Shares)	249,002	6,906
		12,019
Distributors - 0.1%
Arata Corp.	91,615	3,200
Central Automotive Products Ltd.	73,359	1,601
LKQ Corp.	109,204	5,994
Nakayamafuku Co. Ltd.	517,576	1,560
PALTAC Corp.	10,018	384
SPK Corp.	496,966	5,621
		18,360
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	85,987	2,530
Clip Corp. (c)	238,848	1,709
Cross-Harbour Holdings Ltd.	2,404,149	3,401
JP-Holdings, Inc.	99,515	203
Kukbo Design Co. Ltd.	107,789	1,680
Step Co. Ltd. (c)	995,179	15,720
YDUQS Participacoes SA	232,100	966
		26,209
Hotels, Restaurants & Leisure - 0.2%
Ark Restaurants Corp. (a)	28,206	452
Betsson AB (B Shares)	2,943,819	16,471
Everi Holdings, Inc. (a)	218,763	4,325
Fairwood Holdings Ltd.	99,603	199
Flanigans Enterprises, Inc. (a)	35,361	1,006
Ibersol SGPS SA (a)	1,209,693	6,759
J.D. Wetherspoon PLC (a)	178,616	2,169
Kindred Group PLC (depositary receipt)	1,097,823	12,754
Ruth's Hospitality Group, Inc.	151,827	3,041
The Monogatari Corp.	49,840	2,709
The Restaurant Group PLC (a)	14,590,417	18,707
		68,592
Household Durables - 4.7%
Barratt Developments PLC (c)	51,840,338	431,158
Bellway PLC	3,433,315	132,111
Coway Co. Ltd.	35,000	2,016
Cuckoo Holdings Co. Ltd.	275,000	3,972
D.R. Horton, Inc.	956,661	85,353
Dorel Industries, Inc. Class B (sub. vtg.) (b)	1,648,912	32,455
Emak SpA	4,183,329	9,342
First Juken Co. Ltd. (c)	1,364,078	14,019
FJ Next Co. Ltd.	199,272	1,715
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	15,550,837	93,372
Hamilton Beach Brands Holding Co.:
Class A	206,191	2,858
Class B (a)	182,462	2,529
Helen of Troy Ltd. (a)	830,508	173,850
Henry Boot PLC	1,938,893	7,405
Lennar Corp. Class A	58,596	5,632
M/I Homes, Inc. (a)	748,904	39,684
Mohawk Industries, Inc. (a)	1,298,768	205,037
Open House Group Co. Ltd.	300,007	15,532
Pressance Corp.	1,298,577	23,730
Q.E.P. Co., Inc.	18,342	416
Sanei Architecture Planning Co. Ltd. (c)	1,179,394	16,436
Taylor Morrison Home Corp. (a)	3,386,287	103,925
Tempur Sealy International, Inc.	181,730	7,235
Token Corp.	594,801	48,180
Toll Brothers, Inc.	52,668	3,106
TRI Pointe Homes, Inc. (a)	729,971	17,381
ZAGG, Inc. rights (a)(d)	448,847	40
		1,478,489
Internet & Direct Marketing Retail - 0.2%
Aucfan Co. Ltd. (a)(b)	49,802	196
Belluna Co. Ltd. (c)	6,175,429	39,077
Ci Medical Co. Ltd.	80,003	2,993
Dustin Group AB (e)	299,140	3,072
Enigmo, Inc.	300,066	1,624
Hamee Corp.	4,997	45
Papyless Co. Ltd.	49,802	537
Syuppin Co. Ltd.	9,993	92
Vipshop Holdings Ltd. ADR (a)	1,048,886	9,765
		57,401
Leisure Products - 0.0%
Fenix Outdoor AB (B Shares) (a)(d)	32,298	0
Mars Group Holdings Corp.	418,428	5,919
Miroku Corp.	136,904	1,882
Nautilus, Inc. (a)(b)	126,385	645
		8,446
Multiline Retail - 3.7%
Big Lots, Inc. (b)	1,300,070	54,486
Europris ASA (e)	279,877	2,090
Kohl's Corp.	69,925	4,175
Lifestyle China Group Ltd. (a)	17,890,851	2,670
Lifestyle International Holdings Ltd. (a)	19,457,934	10,614
Macy's, Inc.	106,890	2,736
Max Stock Ltd.	24,878	79
Next PLC (c)	10,637,790	1,083,839
Ryohin Keikaku Co. Ltd.	9,937	143
		1,160,832
Specialty Retail - 9.1%
Academy Sports & Outdoors, Inc. (a)	117,829	4,584
AT-Group Co. Ltd.	1,123,707	15,380
AutoZone, Inc. (a)	571,438	1,135,076
Bed Bath & Beyond, Inc. (a)(b)(c)	10,435,960	169,480
Best Buy Co., Inc.	1,622,010	161,033
BMTC Group, Inc. (c)	3,398,549	39,944
Bonia Corp. Bhd	675,810	244
Buffalo Co. Ltd.	90,707	859
Burlington Stores, Inc. (a)	17,770	4,210
Delek Automotive Systems Ltd.	348,726	5,343
Dick's Sporting Goods, Inc.	68,566	7,913
Foot Locker, Inc.	3,529,871	157,715
Formosa Optical Technology Co. Ltd.	1,362,000	2,943
Genesco, Inc. (a)	623,802	40,129
Goldlion Holdings Ltd.	21,866,621	4,570
Hour Glass Ltd.	1,155,967	1,624
IA Group Corp. (c)	114,737	3,475
International Housewares Retail Co. Ltd.	2,086,596	713
JD Sports Fashion PLC	33,708,408	86,434
Jumbo SA (c)	9,690,374	144,137
K's Holdings Corp.	994,462	9,786
Kid ASA (e)	24,878	284
Ku Holdings Co. Ltd.	877,332	7,582
Leon's Furniture Ltd.	206,867	4,085
Maisons du Monde SA (e)	155,485	3,550
Mr. Bricolage SA (a)	838,407	10,413
Nafco Co. Ltd. (c)	1,888,098	27,574
Nextage Co. Ltd.	318,777	8,005
Ross Stores, Inc.	6,596,381	644,796
Sally Beauty Holdings, Inc. (a)(c)	6,336,806	108,803
T-Gaia Corp.	34,913	507
The Buckle, Inc.	1,468,333	55,268
Urban Outfitters, Inc. (a)	99,789	2,866
WH Smith PLC (a)	86,972	1,951
Williams-Sonoma, Inc.	26,867	4,313
		2,875,589
Textiles, Apparel & Luxury Goods - 1.7%
Best Pacific International Holdings Ltd.	24,219,849	7,233
Capri Holdings Ltd. (a)	2,530,568	152,011
Carter's, Inc.	46,819	4,360
Crocs, Inc. (a)	9,990	1,025
Deckers Outdoor Corp. (a)	16,852	5,397
Embry Holdings Ltd.	2,286,679	311
Fossil Group, Inc. (a)(c)	4,030,787	44,701
G-III Apparel Group Ltd. (a)	836,598	22,730
Gildan Activewear, Inc.	4,997,495	198,933
Handsome Co. Ltd. (c)	1,450,000	40,951
JLM Couture, Inc. (a)(c)	156,199	430
PVH Corp.	40,000	3,800
Samsonite International SA (a)(e)	1,987,767	4,155
Sun Hing Vision Group Holdings Ltd. (c)	19,320,137	3,122
Tapestry, Inc.	81,712	3,101
Ted Baker PLC (a)	473,968	566
Texwinca Holdings Ltd.	47,669,360	9,276
Victory City International Holdings Ltd. (a)(d)	8,465,614	315
Youngone Corp.	250,000	9,737
Youngone Holdings Co. Ltd. (c)	889,600	36,375
		548,529

TOTAL CONSUMER DISCRETIONARY		6,602,305

CONSUMER STAPLES - 12.1%
Beverages - 2.1%
A.G. Barr PLC	1,997,778	13,393
Britvic PLC	5,646,737	69,301
Monster Beverage Corp. (a)	6,486,491	562,508
Muhak Co. Ltd. (c)	2,799,256	18,425
Olvi PLC (A Shares)	14,729	799
Spritzer Bhd	5,125,400	2,459
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	3,009,936	5,398
		672,283
Food & Staples Retailing - 7.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	298,843	12,053
Aoki Super Co. Ltd.	84,857	2,108
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	0
Belc Co. Ltd. (c)	1,627,765	76,431
BJ's Wholesale Club Holdings, Inc. (a)	202,191	12,429
Corporativo Fragua S.A.B. de CV	219,899	3,569
Cosmos Pharmaceutical Corp.	1,623,940	202,805
Create SD Holdings Co. Ltd. (c)	4,989,300	134,657
Daikokutenbussan Co. Ltd.	298,842	11,736
G-7 Holdings, Inc.	597,693	7,219
Genky DrugStores Co. Ltd.	748,435	23,486
Halows Co. Ltd. (c)	1,499,033	36,020
Kusuri No Aoki Holdings Co. Ltd.	597,703	35,655
MARR SpA	113,412	2,416
Metro, Inc. (b)(c)	22,516,001	1,204,313
Naked Wines PLC (a)(b)	249,187	1,758
Natural Grocers by Vitamin Cottage, Inc.	31,484	460
North West Co., Inc.	84,288	2,324
Qol Holdings Co. Ltd.	1,822,909	21,235
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	9,960	799
Sprouts Farmers Market LLC (a)(b)	3,520,494	95,546
Sugi Holdings Co. Ltd.	41,846	2,455
Sundrug Co. Ltd.	2,947,237	74,217
United Natural Foods, Inc. (a)	482,315	18,704
Valor Holdings Co. Ltd.	243,275	4,676
Walgreens Boots Alliance, Inc.	9,359,654	465,736
YAKUODO Holdings Co. Ltd.	124,763	2,530
Yaoko Co. Ltd.	695,733	40,224
		2,495,561
Food Products - 1.8%
Ausnutria Dairy Corp. Ltd. (H Shares)	2,494,641	3,163
Carr's Group PLC	2,186,995	4,680
Cranswick PLC	372,414	18,455
Darling Ingredients, Inc. (a)	10,019	639
Dole PLC	1,109,873	15,017
Food Empire Holdings Ltd. (c)	36,853,208	18,197
Fresh Del Monte Produce, Inc. (c)	4,581,738	127,510
Inghams Group Ltd.	1,061,175	2,470
Ingredion, Inc.	578,373	54,772
Kaveri Seed Co. Ltd.	400,714	2,979
Kri Kri Milk Industry SA	99,677	934
Lassonde Industries, Inc. Class A (sub. vtg.)	16,056	1,933
Mitsui Sugar Co. Ltd.	342,208	5,888
Origin Enterprises PLC (c)	8,961,078	34,305
Pacific Andes International Holdings Ltd. (a)(d)	106,294,500	995
Pacific Andes Resources Development Ltd. (a)(d)	207,064,007	2
Pickles Corp.	198,875	2,751
Rocky Mountain Chocolate Factory, Inc. (a)(c)	458,552	3,595
S Foods, Inc.	509,743	15,658
Seaboard Corp.	41,039	156,769
Sunjin Co. Ltd. (c)	2,300,055	20,238
Sunjuice Holdings Co. Ltd.	200,000	2,264
Thai President Foods PCL (For. Reg.)	477,728	3,074
Tyson Foods, Inc. Class A	600,459	54,576
Ulker Biskuvi Sanayi A/S	4,958	6
		550,870
Household Products - 0.0%
Transaction Co. Ltd.	374,657	3,662
Personal Products - 0.2%
Hengan International Group Co. Ltd.	4,497,069	21,983
Sarantis SA (c)	3,901,402	38,704
TCI Co. Ltd.	900,000	6,320
USANA Health Sciences, Inc. (a)	9,983	954
		67,961
Tobacco - 0.1%
KT&G Corp.	50,000	3,229
Scandinavian Tobacco Group A/S (e)	749,452	16,156
		19,385

TOTAL CONSUMER STAPLES		3,809,722

ENERGY - 8.0%
Energy Equipment & Services - 0.4%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	1,434,515	1,264
Bristow Group, Inc. (a)	199,793	6,563
Cathedral Energy Services Ltd. (a)	799,475	299
Championx Corp. (a)	249,718	5,594
Geospace Technologies Corp. (a)	598,738	5,239
Helix Energy Solutions Group, Inc. (a)(b)	1,021,848	3,607
John Wood Group PLC (a)	776,617	2,338
KS Energy Services Ltd. (a)(d)	12,911,018	124
Liberty Oilfield Services, Inc. Class A (a)	4,787,933	57,934
Oil States International, Inc. (a)	2,534,700	15,893
PHX Energy Services Corp.	1,334,031	5,405
Total Energy Services, Inc. (a)	1,912,354	10,260
		114,520
Oil, Gas & Consumable Fuels - 7.6%
Adams Resources & Energy, Inc.	174,681	5,239
Antero Resources Corp. (a)	224,751	4,389
Beach Energy Ltd.	13,864,084	14,645
Berry Corp.	2,487,951	21,620
China Petroleum & Chemical Corp.:
(H Shares)	52,939,049	27,718
sponsored ADR (H Shares)	97,564	5,083
Civitas Resources, Inc. (c)	2,250,087	122,630
CNX Resources Corp. (a)(b)	1,598,209	23,701
Delek U.S. Holdings, Inc. (a)	1,689,649	26,223
Denbury, Inc. (a)	139,809	10,505
DHT Holdings, Inc.	1,513,793	7,387
Diamondback Energy, Inc.	658,635	83,093
Energy Transfer LP	678,730	6,495
Enterprise Products Partners LP	1,827,067	43,192
EQT Corp.	7,669,448	162,976
Fuji Kosan Co. Ltd.	247,447	2,151
Genesis Energy LP	149,827	1,692
Hankook Shell Oil Co. Ltd.	44,000	8,946
HollyFrontier Corp.	3,500,706	123,085
Iwatani Corp.	99,637	4,697
Kyungdong Invest Co. Ltd.	100,015	2,856
Magellan Midstream Partners LP	99,785	4,876
Marathon Oil Corp.	12,307,004	239,617
Mi Chang Oil Industrial Co. Ltd. (c)	173,900	10,569
Murphy Oil Corp. (c)	12,605,781	398,343
NACCO Industries, Inc. Class A	523,058	15,953
Northern Oil & Gas, Inc.	363,584	8,551
Oasis Petroleum, Inc.	464,541	62,913
Oil & Natural Gas Corp. Ltd.	73,500,693	171,974
Oil India Ltd.	19,926,693	64,565
Ovintiv, Inc.	2,002,796	77,708
PDC Energy, Inc.	224,743	13,321
Petronet LNG Ltd.	13,000,000	37,396
Pioneer Natural Resources Co.	17,472	3,824
Range Resources Corp. (a)	298,832	5,753
Reliance Industries Ltd.	92,600	2,986
SilverBow Resources, Inc. (a)	366,414	8,534
Southwestern Energy Co. (a)	35,626,878	156,758
Star Petroleum Refining PCL (For. Reg.) (a)	8,942,354	2,599
Thai Oil PCL (For. Reg.)	487,438	776
Thungela Resources Ltd. (a)	19,903	119
Total SA sponsored ADR	1,646,494	93,521
Whiting Petroleum Corp. (a)(c)	3,870,549	287,388
World Fuel Services Corp.	754,120	21,274
		2,397,641

TOTAL ENERGY		2,512,161

FINANCIALS - 13.7%
Banks - 2.7%
ACNB Corp.	434,126	14,061
Arrow Financial Corp.	335,633	11,875
Bank of America Corp.	80,147	3,698
Bank7 Corp.	89,801	2,169
Bar Harbor Bankshares	520,170	15,886
C & F Financial Corp.	29,855	1,528
Camden National Corp.	406,714	20,197
Cathay General Bancorp	760,176	34,330
Central Pacific Financial Corp.	66,954	1,948
Central Valley Community Bancorp	110,083	2,466
Codorus Valley Bancorp, Inc. (c)	688,180	14,920
Comerica, Inc.	35,778	3,319
Community Trust Bancorp, Inc.	68,726	3,037
Dimeco, Inc.	35,317	1,642
Eagle Bancorp, Inc.	969,943	58,167
East West Bancorp, Inc.	512,156	44,220
Financial Institutions, Inc.	447,519	14,428
First Bancorp, Puerto Rico	431,424	6,277
First Foundation, Inc.	24,983	653
First of Long Island Corp.	1,036,416	22,708
Five Star Bancorp (b)	141,710	4,393
FNB Corp., Pennsylvania	398,069	5,143
Hanmi Financial Corp.	674,118	18,120
Hilltop Holdings, Inc.	80,710	2,666
Hope Bancorp, Inc.	1,121,334	18,782
Independent Bank Corp.	16,649	408
IndusInd Bank Ltd.	218,200	2,577
LCNB Corp.	95,797	1,921
Meridian Bank/Malvern, PA	156,374	5,512
Meta Financial Group, Inc.	68,792	4,090
Oak Valley Bancorp Oakdale California	35,368	638
OFG Bancorp	444,237	12,292
Plumas Bancorp	194,076	7,272
Popular, Inc.	49,969	4,456
Preferred Bank, Los Angeles	204,933	15,997
QCR Holdings, Inc.	62,159	3,546
Regions Financial Corp.	155,305	3,563
Seven Bank Ltd.	99,603	211
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,096,241	16,381
Sparebanken More (primary capital certificate)	199,243	10,833
Sparebanken Nord-Norge	1,992,259	25,264
Synovus Financial Corp.	72,467	3,606
The First Bancorp, Inc.	59,709	1,919
Trico Bancshares	27	1
United Community Bank, Inc.	100,003	3,539
Unity Bancorp, Inc.	110,069	3,273
Washington Trust Bancorp, Inc.	674,568	38,504
Wells Fargo & Co.	6,054,055	325,708
West Bancorp., Inc.	635,016	18,746
		836,890
Capital Markets - 0.8%
Azimut Holding SpA	119,524	3,215
Banca Generali SpA	44,467	1,791
CI Financial Corp.	3,396,093	63,025
Daou Data Corp.	30,000	338
Diamond Hill Investment Group, Inc.	18,265	3,411
Donnelley Financial Solutions, Inc. (a)	49,716	1,850
Federated Hermes, Inc. (b)	2,443,263	80,896
Goldman Sachs Group, Inc.	8,069	2,862
Lazard Ltd. Class A	1,591,981	69,474
LPL Financial	32,249	5,557
PJT Partners, Inc.	78,364	5,432
Van Lanschot NV (Bearer)	1,034,727	26,066
		263,917
Consumer Finance - 2.9%
Aeon Credit Service (Asia) Co. Ltd.	12,839,858	8,372
Cash Converters International Ltd.	18,925,354	3,434
Credit Acceptance Corp. (a)(b)	22,985	12,402
Discover Financial Services	2,440,799	282,522
H&T Group PLC	497,951	1,885
Navient Corp.	2,264,382	39,468
OneMain Holdings, Inc.	61,975	3,202
Regional Management Corp.	286,969	14,567
Synchrony Financial	13,135,591	559,445
		925,297
Diversified Financial Services - 0.7%
Far East Horizon Ltd.	1,393,060	1,201
Jackson Financial, Inc. (b)	3,890,023	149,260
Ricoh Leasing Co. Ltd.	693,240	22,501
Zenkoku Hosho Co. Ltd.	924,419	41,375
		214,337
Insurance - 6.1%
AEGON NV	42,616,824	240,423
AFLAC, Inc.	4,537,241	285,029
American Financial Group, Inc.	25,473	3,319
ASR Nederland NV	1,449,113	67,377
Chubb Ltd.	16,781	3,311
Db Insurance Co. Ltd.	1,050,000	52,587
Employers Holdings, Inc.	1,256,703	49,137
FBD Holdings PLC (a)	139,095	1,609
First American Financial Corp.	42,454	3,163
Hartford Financial Services Group, Inc.	86,006	6,181
Hiscox Ltd.	210,273	2,764
Hyundai Fire & Marine Insurance Co. Ltd.	600,004	12,764
Legal & General Group PLC	6,995,334	27,351
Lincoln National Corp.	3,492,515	244,406
MetLife, Inc.	127,030	8,519
National Western Life Group, Inc.	106,166	22,706
NN Group NV	1,121,620	62,768
Old Republic International Corp.	132,257	3,390
Primerica, Inc.	346,045	53,409
Principal Financial Group, Inc.	263,475	19,249
Prudential Financial, Inc.	1,149,328	128,231
Qualitas Controladora S.A.B. de CV	600,408	3,243
Reinsurance Group of America, Inc.	2,337,399	268,404
Selectquote, Inc. (a)(b)	599,606	4,431
The Travelers Companies, Inc.	21,421	3,560
Unum Group (b)(c)	14,013,247	355,656
		1,932,987
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	397,643	2,361
Axos Financial, Inc. (a)	399,813	20,590
Enact Holdings, Inc.	2,012,120	44,025
Equitable Group, Inc.	274,890	15,259
Essent Group Ltd.	438,755	20,025
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	4,980	553
Class C (non-vtg.)	159,677	19,449
Genworth Mortgage Insurance Ltd.	3,961,229	6,848
Hingham Institution for Savings	10,957	4,249
Southern Missouri Bancorp, Inc.	149,892	8,289
Walker & Dunlop, Inc.	30,751	4,072
		145,720

TOTAL FINANCIALS		4,319,148

HEALTH CARE - 12.3%
Biotechnology - 1.4%
Amgen, Inc.	1,412,288	320,787
Cell Biotech Co. Ltd.	50,000	638
Essex Bio-Technology Ltd.	6,991,966	4,593
Gilead Sciences, Inc.	21,445	1,473
Regeneron Pharmaceuticals, Inc. (a)	203,706	123,973
		451,464
Health Care Equipment & Supplies - 0.4%
Arts Optical International Holdings Ltd. (a)	17,683,972	1,600
Hoshiiryou Sanki Co. Ltd. (c)	205,247	6,227
I-Sens, Inc.	325,000	7,599
InBody Co. Ltd.	467,871	8,098
Meridian Bioscience, Inc. (a)(b)	124,416	2,594
Nakanishi, Inc.	399,545	7,085
Prim SA (c)	1,399,963	22,741
ResMed, Inc.	22,191	5,073
St.Shine Optical Co. Ltd.	2,275,000	23,927
Techno Medica Co. Ltd.	37,967	527
Utah Medical Products, Inc. (c)	231,416	21,769
Value Added Technology Co. Ltd.	300,000	8,293
Vieworks Co. Ltd.	310,330	10,712
		126,245
Health Care Providers & Services - 9.7%
Anthem, Inc.	1,796,599	792,282
Centene Corp. (a)	1,030,133	80,103
Cigna Corp.	422,802	97,439
DVx, Inc. (c)	626,921	5,572
Hi-Clearance, Inc.	1,540,000	7,869
Humana, Inc.	7,744	3,040
Laboratory Corp. of America Holdings (a)	18,688	5,071
Medica Sur SA de CV	324,096	801
MEDNAX, Inc. (a)	1,694,541	41,432
Quest Diagnostics, Inc.	39,357	5,314
Ship Healthcare Holdings, Inc.	70,054	1,572
Sinopharm Group Co. Ltd. (H Shares)	37,457,763	83,785
Triple-S Management Corp. (a)(c)	1,424,387	51,264
UnitedHealth Group, Inc.	3,108,708	1,469,096
Universal Health Services, Inc. Class B	2,925,850	380,536
WIN-Partners Co. Ltd. (c)	2,463,261	21,088
		3,046,264
Pharmaceuticals - 0.8%
Bliss Gvs Pharma Ltd.	3,000,000	3,839
China Medical System Holdings Ltd.	5,478,208	9,173
Consun Pharmaceutical Group Ltd.	3,984,195	1,948
Daewon Pharmaceutical Co. Ltd. (c)	2,080,507	25,410
Dai Han Pharmaceutical Co. Ltd.	230,937	5,267
Daito Pharmaceutical Co. Ltd.	668,626	16,218
Dawnrays Pharmaceutical Holdings Ltd.	36,355,623	6,815
DongKook Pharmaceutical Co. Ltd. (c)	3,000,500	50,447
Faes Farma SA	471,843	1,819
FDC Ltd. (a)	2,507,108	9,837
Fuji Pharma Co. Ltd.	631,977	5,473
Genomma Lab Internacional SA de CV	2,821,319	2,802
Granules India Ltd.	100,000	410
Huons Co. Ltd. (c)	844,134	30,758
Hypermarcas SA	419,700	2,459
Jazz Pharmaceuticals PLC (a)	15,375	2,136
Kaken Pharmaceutical Co. Ltd.	34,917	1,249
Kissei Pharmaceutical Co. Ltd.	99,603	2,011
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	17,143
Kyung Dong Pharmaceutical Co. Ltd.	800,000	6,790
Lee's Pharmaceutical Holdings Ltd.	11,928,674	4,602
Luye Pharma Group Ltd. (a)(e)	2,490,090	1,088
Recordati SpA	178,589	10,005
Syngen Biotech Co. Ltd.	300,000	1,391
Taro Pharmaceutical Industries Ltd. (a)	42,257	1,978
Towa Pharmaceutical Co. Ltd.	74,802	1,835
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	24,297
		247,200

TOTAL HEALTH CARE		3,871,173

INDUSTRIALS - 7.2%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	124,951	16,592
The Boeing Co. (a)	39,453	7,900
Vectrus, Inc. (a)	287,162	13,212
		37,704
Air Freight & Logistics - 0.0%
Sinotrans Ltd. (H Shares)	29,935,583	9,745
Airlines - 0.0%
Jet2 PLC (a)	111,822	1,992
Building Products - 0.2%
Builders FirstSource, Inc. (a)	122,390	8,321
Caesarstone Sdot-Yam Ltd.	349,663	4,311
Jeld-Wen Holding, Inc. (a)	557,139	13,148
Kondotec, Inc. (c)	1,599,271	14,325
Masonite International Corp. (a)	26,096	2,590
Nihon Flush Co. Ltd.	930,084	8,523
Owens Corning	38,459	3,411
		54,629
Commercial Services & Supplies - 0.7%
Aeon Delight Co. Ltd.	82,889	2,243
AJIS Co. Ltd. (c)	869,699	19,814
Asia File Corp. Bhd	4,500,000	2,272
Biffa PLC (e)	500,591	2,299
Calian Group Ltd.	75,001	3,372
Civeo Corp. (a)(c)	959,226	20,691
CoreCivic, Inc. (a)	4,531,655	45,815
CTS Co. Ltd.	4,971	34
Fursys, Inc. (c)	900,000	26,227
Healthcare Services Group, Inc.	9,993	182
Left Field Printing Group Ltd.	1,170,497	89
Lion Rock Group Ltd.	18,727,953	2,116
Mears Group PLC	1,022,555	2,700
Mitie Group PLC	37,152,048	30,104
NICE Total Cash Management Co., Ltd.	1,025,000	4,319
Prosegur Compania de Seguridad SA (Reg.)	714,562	1,780
Sunny Friend Environmental Technology Co. Ltd.	150,000	1,070
The Brink's Co.	2,989	209
VSE Corp. (c)	1,016,023	52,406
		217,742
Construction & Engineering - 0.6%
AECOM	172,176	11,903
API Group Corp. (a)	523,884	11,683
Argan, Inc.	208,905	7,761
Boustead Projs. Pte Ltd.	1,297,311	935
Boustead Singapore Ltd.	4,900,438	3,550
Daiichi Kensetsu Corp. (c)	1,560,744	24,136
EMCOR Group, Inc.	61,533	7,335
Fluor Corp. (a)	706,541	14,866
Geumhwa PSC Co. Ltd. (c)	360,000	8,834
Granite Construction, Inc.	137,115	4,933
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	17,667
Meisei Industrial Co. Ltd.	1,093,687	6,704
Mirait Holdings Corp.	389,990	6,475
Nippon Rietec Co. Ltd.	993,933	11,918
Primoris Services Corp.	1,049,323	26,989
Raiznext Corp.	1,394,480	14,017
Seikitokyu Kogyo Co. Ltd.	248,989	1,765
Shinnihon Corp.	1,693,262	11,071
Totetsu Kogyo Co. Ltd.	149,453	3,189
United Integrated Services Co.	300,800	1,921
		197,652
Electrical Equipment - 0.9%
Acuity Brands, Inc.	554,417	106,187
Aichi Electric Co. Ltd.	316,930	7,813
AQ Group AB (a)	706,436	22,956
Atkore, Inc. (a)	102,457	11,043
Chiyoda Integre Co. Ltd.	320,898	5,132
Generac Holdings, Inc. (a)	9,961	2,813
GrafTech International Ltd.	8,342,230	87,427
Hammond Power Solutions, Inc. Class A	440,536	4,259
I-Sheng Electric Wire & Cable Co. Ltd.	2,483,000	3,811
Korea Electric Terminal Co. Ltd.	450,401	24,492
Sensata Technologies, Inc. PLC (a)	241,051	13,827
Servotronics, Inc. (a)	111,710	1,475
Vitzrocell Co. Ltd.	140,000	1,662
		292,897
Industrial Conglomerates - 0.3%
DCC PLC (United Kingdom)	999,796	84,066
Mytilineos SA	197,883	3,385
Reunert Ltd. (b)	1,655,786	5,158
Rheinmetall AG	27,733	2,899
		95,508
Machinery - 1.8%
Aalberts Industries NV	5,375,014	328,575
Allison Transmission Holdings, Inc.	320,771	12,186
ASL Marine Holdings Ltd. (a)(c)	43,406,535	1,793
Clean & Science Co. Ltd.	45,000	673
Crane Co.	29,968	3,102
Daiwa Industries Ltd.	1,469,598	14,471
Estic Corp.	45,739	430
Foremost Income Fund (a)	2,141,103	9,854
Haitian International Holdings Ltd.	5,473,664	14,241
Hurco Companies, Inc.	132,264	4,260
Hyster-Yale Materials Handling:
Class A (c)	208,791	9,373
Class B (a)(c)	310,000	13,916
Ihara Science Corp. (c)	958,027	18,805
JOST Werke AG (e)	76,246	3,829
Kyowakogyosyo Co. Ltd.	42,133	1,496
Luxfer Holdings PLC sponsored	173,504	2,963
Maruzen Co. Ltd. (c)	1,547,872	28,534
Miller Industries, Inc.	74,860	2,356
Mincon Group PLC	2,103,661	3,106
Mitsui Engineering & Shipbuilding Co. (a)	2,997,291	9,126
Nadex Co. Ltd. (c)	775,394	4,866
Nippon Dry-Chemical Co. Ltd.	84,684	1,305
Nitchitsu Co. Ltd.	49,848	538
Park-Ohio Holdings Corp. (c)	649,634	13,149
Semperit AG Holding	371,468	11,272
Shinwa Co. Ltd.	14,941	263
SIMPAC, Inc.	1,300,000	6,594
Stabilus SA	24,986	1,683
Takamatsu Machinery Co. Ltd.	353,713	2,222
TK Group Holdings Ltd.	199,206	66
Tocalo Co. Ltd.	2,985,863	36,284
Trinity Industrial Corp.	824,991	5,707
		567,038
Marine - 0.1%
Eagle Bulk Shipping, Inc.	275,747	12,359
Genco Shipping & Trading Ltd.	955,969	14,875
Kirby Corp. (a)	179,456	11,697
Tokyo Kisen Co. Ltd. (c)	808,037	4,065
		42,996
Professional Services - 0.4%
ABIST Co. Ltd.	74,350	1,874
Alight, Inc. Class A (a)	183,789	1,775
Altech Corp.	99,685	1,566
ASGN, Inc. (a)	52,978	6,086
Barrett Business Services, Inc.	28,584	1,829
BeNext-Yumeshin Group Co.	99,603	1,359
CACI International, Inc. Class A (a)	4,900	1,213
Career Design Center Co. Ltd.	47,951	384
Careerlink Co. Ltd.	49,758	707
CRA International, Inc.	12,700	1,080
Hito Communications Holdings, Inc.	170,040	3,067
Kelly Services, Inc. Class A (non-vtg.)	199,224	3,403
Kforce, Inc.	44,970	3,088
McMillan Shakespeare Ltd.	1,498,564	11,950
Nielsen Holdings PLC	997,443	18,812
Outsourcing, Inc.	200,028	2,317
Persol Holdings Co. Ltd.	159,132	4,108
Quick Co. Ltd.	548,303	6,219
SaraminHR Co. Ltd.	75,000	2,452
Science Applications International Corp.	121,536	9,970
SHL-JAPAN Ltd.	109,090	2,532
Synergie SA	134,552	5,111
TrueBlue, Inc. (a)	199,988	5,320
WDB Holdings Co. Ltd.	174,346	4,108
Will Group, Inc.	999,906	10,766
World Holdings Co. Ltd.	581,603	11,748
		122,844
Road & Rail - 0.8%
Alps Logistics Co. Ltd. (c)	2,694,899	23,405
Chilled & Frozen Logistics Holdings Co. Ltd.	800,058	9,592
Daqin Railway Co. Ltd. (A Shares)	32,500,000	33,860
Hamakyorex Co. Ltd. (c)	1,221,128	30,341
Higashi Twenty One Co. Ltd.	47,704	263
Knight-Swift Transportation Holdings, Inc. Class A	190,498	10,778
Ryder System, Inc.	20,881	1,528
Sakai Moving Service Co. Ltd. (c)	1,119,564	42,830
Stef SA	24,900	2,905
Trancom Co. Ltd. (c)	833,130	59,157
Universal Logistics Holdings, Inc.	1,082,527	18,435
		233,094
Trading Companies & Distributors - 1.2%
AddTech AB (B Shares)	99,952	1,849
AerCap Holdings NV (a)	1,564	99
Alconix Corp. (c)	2,385,779	27,901
Chori Co. Ltd.	481,294	7,421
Goodfellow, Inc. (c)	704,339	5,569
Itochu Corp.	3,975,559	127,721
Lumax International Corp. Ltd.	1,988,900	5,280
Mitani Shoji Co. Ltd.	2,831,619	47,836
MRC Global, Inc. (a)	1,901,141	14,087
Nishikawa Keisoku Co. Ltd.	9,931	423
NOW, Inc. (a)	644,737	5,732
Otec Corp.	121,340	2,435
Parker Corp. (c)	2,162,500	9,735
Richelieu Hardware Ltd.	722,940	28,425
Rush Enterprises, Inc. Class A	84,638	4,471
Senshu Electric Co. Ltd. (c)	849,113	45,270
Tanaka Co. Ltd.	35,986	201
TECHNO ASSOCIE Co. Ltd.	224,124	2,361
Totech Corp. (c)	878,323	18,637
Univar, Inc. (a)	216,358	5,733
Yamazen Co. Ltd.	49,768	433
		361,619
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	8,801,077	7,456
Daito Koun Co. Ltd.	20,051	112
Isewan Terminal Service Co. Ltd.	1,259,095	7,783
Meiko Transportation Co. Ltd.	824,076	7,797
Qingdao Port International Co. Ltd. (H Shares) (e)	16,543,059	8,977
		32,125

TOTAL INDUSTRIALS		2,267,585

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.0%
Calix, Inc. (a)(b)	172,169	8,657
Casa Systems, Inc. (a)	685,302	3,036
		11,693
Electronic Equipment & Components - 5.2%
A&D Co. Ltd.	588,775	5,038
Advanced Energy Industries, Inc.	195,834	16,877
Alviva Holdings Ltd. (c)	7,391,574	8,206
Arrow Electronics, Inc. (a)	26,175	3,246
CDW Corp.	87,023	16,452
CONEXIO Corp.	29,933	361
Daido Signal Co. Ltd.	96,754	517
Daiwabo Holdings Co. Ltd.	749,236	10,712
Elematec Corp. (c)	2,141,527	19,457
FLEXium Interconnect, Inc.	500,000	1,776
Hon Hai Precision Industry Co. Ltd. (Foxconn)	133,000,012	497,671
IDIS Holdings Co. Ltd. (c)	800,000	8,542
Insight Enterprises, Inc. (a)	375,461	35,350
Kingboard Chemical Holdings Ltd. (c)	67,730,510	326,984
Kitron ASA	996,032	2,548
Methode Electronics, Inc. Class A	918,172	40,427
Muramoto Electronic Thailand PCL (For. Reg.)	186,956	1,565
Nippo Ltd. (c)	696,630	4,129
PAX Global Technology Ltd.	24,384,047	17,662
Redington (India) Ltd.	27,894,820	61,071
SAMT Co. Ltd.	100,000	337
ScanSource, Inc. (a)	1,253,780	39,093
Shibaura Electronics Co. Ltd. (c)	423,313	24,705
Simplo Technology Co. Ltd.	5,600,000	64,093
TD SYNNEX Corp.	2,481,519	259,492
Test Research, Inc.	100,000	212
Thinking Electronic Industries Co. Ltd.	1,086,000	5,748
Tomen Devices Corp. (c)	524,319	31,464
Tripod Technology Corp.	1,266,000	5,915
VSTECS Holdings Ltd. (c)	113,800,094	112,732
Wayside Technology Group, Inc. (c)	283,685	9,052
		1,631,434
IT Services - 4.6%
Alliance Data Systems Corp.	951,629	65,700
ALTEN	124,863	20,366
Amdocs Ltd.	4,161,710	315,832
Argo Graphics, Inc.	743,006	20,288
Avant Corp.	100,000	887
CDS Co. Ltd.	298,924	4,151
Concentrix Corp.	2,521,266	506,749
CSE Global Ltd. (c)	39,736,882	14,097
Data Applications Co. Ltd.	29,804	416
Densan System Holdings Co. Ltd.	39,919	904
Dimerco Data System Corp.	934,999	2,304
DTS Corp.	374,773	7,997
DXC Technology Co. (a)	1,593,672	47,938
E-Credible Co. Ltd.	130,349	1,959
eClerx Services Ltd. (a)	100,652	3,188
EOH Holdings Ltd. (a)	6,226,405	2,007
EPAM Systems, Inc. (a)	10,019	4,770
Estore Corp.	99,535	1,261
ExlService Holdings, Inc. (a)	199,574	24,053
Gabia, Inc. (c)	900,000	8,787
Global Payments, Inc.	49,972	7,490
Indra Sistemas SA (a)(c)	11,692,586	119,138
Information Planning Co.	66,670	1,727
Know IT AB	499,747	18,254
Maximus, Inc.	23,063	1,783
Nice Information & Telecom, Inc.	306,987	6,919
Poletowin Pitcrew Holdings, Inc.	206,703	1,695
Proact IT Group AB	4,981	40
Societe Pour L'Informatique Industrielle SA (c)	1,579,153	73,970
Softcreate Co. Ltd.	597,687	18,994
Sysage Technology Co. Ltd.	1,900,000	2,625
TDC Soft, Inc.	308,804	2,830
The Western Union Co. (b)	7,036,760	133,065
TravelSky Technology Ltd. (H Shares)	199,255	373
Verra Mobility Corp. (a)	934,514	14,803
WNS Holdings Ltd. sponsored ADR (a)	57,204	4,814
		1,462,174
Semiconductors & Semiconductor Equipment - 0.5%
ASM Pacific Technology Ltd.	220,261	2,204
CMC Materials, Inc.	72,940	13,193
FormFactor, Inc. (a)	149,925	6,408
Japan Material Co. Ltd.	99,659	1,457
Machvision, Inc.	100,000	871
Melexis NV	99,979	10,483
Miraial Co. Ltd.	149,888	2,018
MKS Instruments, Inc.	98,118	15,241
Powertech Technology, Inc.	9,000,000	32,103
Renesas Electronics Corp. (a)	418,165	4,799
Synaptics, Inc. (a)	80,292	16,889
Systems Technology, Inc.	125,000	1,911
Topco Scientific Co. Ltd.	5,900,000	35,586
		143,163
Software - 1.0%
ANSYS, Inc. (a)	600,528	204,186
Check Point Software Technologies Ltd. (a)	14,941	1,808
Cresco Ltd.	424,796	6,596
Focus Systems Corp.	31,248	249
InfoVine Co. Ltd. (c)	175,000	3,307
KSK Co., Ltd. (c)	517,775	10,269
Manhattan Associates, Inc. (a)	50,039	6,699
Minwise Co. Ltd.	500,074	7,502
NetGem SA (a)	827,856	1,381
Nippon Systemware Co. Ltd.	149,452	2,614
Open Text Corp.	58,295	2,790
Pro-Ship, Inc.	521,848	6,163
Sinosoft Tech Group Ltd.	995,148	100
SPS Commerce, Inc. (a)	70,006	8,670
System Research Co. Ltd.	38,410	587
Telos Corp. (a)	195,471	2,285
VMware, Inc. Class A (a)	482,007	61,928
		327,134
Technology Hardware, Storage & Peripherals - 1.9%
Chenbro Micom Co. Ltd.	700,000	2,114
Elecom Co. Ltd.	224,777	2,721
HP, Inc.	152,725	5,610
MCJ Co. Ltd.	875,322	7,515
Seagate Technology Holdings PLC	5,124,735	549,115
Super Micro Computer, Inc. (a)	599,362	24,286
TSC Auto ID Technology Corp.	1,336,000	9,471
		600,832

TOTAL INFORMATION TECHNOLOGY		4,176,430

MATERIALS - 4.1%
Chemicals - 2.1%
AdvanSix, Inc.	124,980	5,260
Axalta Coating Systems Ltd. (a)	230,714	6,831
Birla Carbon Thailand PCL (For. Reg.)	11,231,118	17,850
C. Uyemura & Co. Ltd.	747,863	36,942
Chase Corp. (c)	498,230	47,272
EcoGreen International Group Ltd. (c)	51,549,366	11,859
Element Solutions, Inc.	164,900	3,700
FMC Corp.	1,002,605	110,658
Fujikura Kasei Co., Ltd. (c)	2,641,017	11,047
Gujarat Narmada Valley Fertilizers Co.	5,000,000	31,752
Gujarat State Fertilizers & Chemicals Ltd. (c)	26,500,000	46,134
Huntsman Corp.	180,242	6,458
K+S AG	99,603	1,902
KPX Chemical Co. Ltd.	163,083	6,868
KPX Holdings Corp.	60,171	3,036
LyondellBasell Industries NV Class A	124,916	12,083
Miwon Chemicals Co. Ltd.	51,056	3,318
Miwon Commercial Co. Ltd.	44,680	6,760
Muto Seiko Co. Ltd.	232,170	937
Nihon Parkerizing Co. Ltd.	299,930	2,719
Nippon Soda Co. Ltd.	306,819	8,780
Scientex Bhd	100,000	111
SK Kaken Co. Ltd.	49,468	16,047
Soken Chemical & Engineer Co. Ltd. (c)	649,622	9,206
T&K Toka Co. Ltd. (c)	1,310,645	9,107
Thai Rayon PCL:
(For. Reg.) (a)	2,649,047	4,252
NVDR	83,272	134
The Chemours Co. LLC	234,209	7,661
The Mosaic Co.	3,235,783	129,270
Trinseo PLC	87,243	4,671
Tronox Holdings PLC	239,736	5,442
Yara International ASA	1,648,152	84,629
Yip's Chemical Holdings Ltd.	26,868,260	15,165
		667,861
Construction Materials - 0.3%
Buzzi Unicem SpA	996,533	20,809
Eagle Materials, Inc.	40,582	5,919
Mitani Sekisan Co. Ltd.	1,036,991	58,378
RHI Magnesita NV	94,172	4,344
West China Cement Ltd.	2,988,845	503
Wienerberger AG	55,935	2,025
		91,978
Containers & Packaging - 0.2%
Berry Global Group, Inc. (a)	47,230	3,184
Chuoh Pack Industry Co. Ltd. (c)	411,006	3,827
Kohsoku Corp. (c)	1,692,508	22,427
Mayr-Melnhof Karton AG	12,414	2,415
O-I Glass, Inc. (a)	180,081	2,397
Packaging Corp. of America	10,888	1,640
Silgan Holdings, Inc.	185,768	8,319
The Pack Corp. (c)	1,485,615	34,782
		78,991
Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	199,029	8,774
Boliden AB	149,405	6,050
Chubu Steel Plate Co. Ltd.	403,573	2,840
Cleveland-Cliffs, Inc. (a)(b)	9,988,674	171,206
Commercial Metals Co.	87,445	2,924
Compania de Minas Buenaventura SA sponsored ADR (a)(b)	2,090,432	16,932
Gatos Silver, Inc. (a)	1,249,721	3,887
Granges AB	324,520	4,025
Hill & Smith Holdings PLC	778,876	15,770
Kirkland Lake Gold Ltd.	398,421	15,007
Mount Gibson Iron Ltd.	9,988,495	2,983
Perenti Global Ltd.	11,953,110	6,547
Sandfire Resources NL	5,081,355	24,418
Teck Resources Ltd. Class B (sub. vtg.)	498,748	15,404
Tohoku Steel Co. Ltd. (c)	609,474	9,261
Tokyo Tekko Co. Ltd. (c)	742,412	8,502
Warrior Metropolitan Coal, Inc.	1,418,756	37,171
Webco Industries, Inc. (a)	7,398	1,354
		353,055
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	202,617	13,462
Stella-Jones, Inc.	2,481,295	77,788
Sylvamo Corp. (a)	600,173	17,879
Western Forest Products, Inc.	1,815,695	2,885
		112,014

TOTAL MATERIALS		1,303,899

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CubeSmart	53,900	2,735
The GEO Group, Inc.	1,249,857	8,412
		11,147
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	151,846	2,552
Century21 Real Estate Japan Ltd.	99,532	899
Daito Trust Construction Co. Ltd.	598,770	68,659
LSL Property Services PLC	1,220,676	6,521
Realogy Holdings Corp. (a)	201,418	3,323
Relo Group, Inc.	198,791	3,587
Selvaag Bolig ASA	518,633	3,052
Servcorp Ltd.	921,302	2,254
Tejon Ranch Co. (a)	420,861	7,327
		98,174

TOTAL REAL ESTATE		109,321

UTILITIES - 1.5%
Electric Utilities - 1.3%
Exelon Corp.	225,220	13,051
PG&E Corp. (a)	22,484,928	287,582
Power Grid Corp. of India Ltd.	50,000	145
PPL Corp.	4,133,904	122,694
		423,472
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	196,284	983
GAIL India Ltd.	3,400,310	6,635
Hokuriku Gas Co.	149,097	3,863
K&O Energy Group, Inc.	174,919	2,296
Keiyo Gas Co. Ltd.	122,254	3,551
KyungDong City Gas Co. Ltd.	260,078	4,527
Star Gas Partners LP	194,287	2,028
		23,883
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	33,000,090	27,842
Multi-Utilities - 0.0%
CMS Energy Corp.	138,352	8,907
Water Utilities - 0.0%
Manila Water Co., Inc.	4,996,779	2,452

TOTAL UTILITIES		486,556

TOTAL COMMON STOCKS
(Cost $14,591,873)		29,872,203

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%	17,273	1,657
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Namyang Dairy Products Co. Ltd.	1,895	306
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,055)		1,963
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22(d)(f)
(Cost $0)	9,933	0
	Shares	Value (000s)

Money Market Funds - 5.0%
Fidelity Cash Central Fund 0.08% (g)	1,334,794,691	1,335,062
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	240,928,701	240,953
TOTAL MONEY MARKET FUNDS
(Cost $1,575,983)		1,576,015
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $16,169,911)		31,450,181
NET OTHER ASSETS (LIABILITIES) - 0.3%		92,664
NET ASSETS - 100%		$31,542,845

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,500,000 or 0.1% of net assets.

 (f) Non-income producing - Security is in default.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$2,015,855	$2,796,408	$3,477,201	$503	$--	$--	$1,335,062	2.3%
Fidelity Securities Lending Cash Central Fund 0.08%	173,805	887,981	820,833	348	--	--	240,953	0.8%
Total	$2,189,660	$3,684,389	$4,298,034	$851	$--	$--	$1,576,015

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$388,118	$--	$61,015	$--	$41,662	$(40,190)	$--
AJIS Co. Ltd.	27,897	--	100	--	70	(8,053)	19,814
Alconix Corp.	27,426	3,257	116	376	62	(2,728)	27,901
Alps Logistics Co. Ltd.	24,224	--	267	265	107	(659)	23,405
Alviva Holdings Ltd.	6,636	28	30	111	7	1,565	8,206
ASL Marine Holdings Ltd.	2,274	--	27	--	(240)	(214)	1,793
ASTI Corp.	4,426	--	13	--	6	(1,724)	2,695
Barratt Developments PLC	523,233	--	16,226	15,315	8,599	(84,448)	431,158
Bed Bath & Beyond, Inc.	299,029	--	935	--	524	(129,138)	169,480
Belc Co. Ltd.	79,847	--	344	574	289	(3,361)	76,431
Belluna Co. Ltd.	52,446	--	174	445	111	(13,306)	39,077
BMTC Group, Inc.	43,689	--	414	402	399	(3,730)	39,944
Chase Corp.	58,144	268	380	496	357	(11,117)	47,272
Chuoh Pack Industry Co. Ltd.	4,123	--	17	62	6	(285)	3,827
Civeo Corp.	20,908	--	80	--	(49)	(88)	20,691
Civitas Resources, Inc.	51,250	6,143	2,046	1,493	566	32,759	122,630
Clip Corp.	1,893	--	8	--	2	(178)	1,709
Codorus Valley Bancorp, Inc.	15,560	--	537	209	150	(253)	14,920
Create SD Holdings Co. Ltd.	169,786	--	3,009	910	2,379	(34,499)	134,657
CSE Global Ltd.	15,164	--	57	367	14	(1,024)	14,097
Daewon Pharmaceutical Co. Ltd.	28,516	--	--	223	--	(3,106)	25,410
Daiichi Kensetsu Corp.	32,029	--	2,018	--	787	(6,662)	24,136
DongKook Pharmaceutical Co. Ltd.	65,593	--	--	380	--	(15,146)	50,447
DVx, Inc.	5,669	--	24	--	15	(88)	5,572
EcoGreen International Group Ltd.	13,453	--	50	119	15	(1,559)	11,859
Elematec Corp.	22,625	--	394	276	65	(2,839)	19,457
First Juken Co. Ltd.	14,431	--	59	224	21	(374)	14,019
Food Empire Holdings Ltd.	23,372	--	499	--	128	(4,804)	18,197
Fossil Group, Inc.	51,071	--	194	--	157	(6,333)	44,701
Fresh Del Monte Produce, Inc.	141,956	--	550	1,378	158	(14,054)	127,510
Fujikura Kasei Co., Ltd.	12,012	--	49	160	--	(916)	11,047
Fursys, Inc.	27,717	327	--	634	--	(1,817)	26,227
Gabia, Inc.	12,492	--	--	38	--	(3,705)	8,787
Geospace Technologies Corp.	6,076	--	946	--	(1,611)	1,720	-
Geumhwa PSC Co. Ltd.	10,337	--	--	330	--	(1,503)	8,834
Goodfellow, Inc.	5,770	--	21	144	14	(194)	5,569
Gujarat State Fertilizers & Chemicals Ltd.	43,576	1	--	601	--	2,557	46,134
Halows Co. Ltd.	35,340	3,394	149	206	113	(2,678)	36,020
Hamakyorex Co. Ltd.	35,258	--	138	370	72	(4,851)	30,341
Handsome Co. Ltd.	49,371	--	1	460	--	(8,419)	40,951
Honshu Chemical Industry Co. Ltd.	12,403	--	12,449	--	8,255	(8,209)	-
Hoshiiryou Sanki Co. Ltd.	9,208	--	3,677	39	1,812	(1,116)	6,227
Huons Co. Ltd.	38,644	1,683	--	324	--	(9,569)	30,758
Hyster-Yale Materials Handling Class A	15,017	--	43	135	23	(5,624)	9,373
Hyster-Yale Materials Handling Class B	22,208	1	--	200	--	(8,293)	13,916
IA Group Corp.	3,833	--	16	52	2	(344)	3,475
IDIS Holdings Co. Ltd.	9,716	--	1	113	--	(1,173)	8,542
Ihara Science Corp.	17,132	--	72	--	53	1,692	18,805
Indra Sistemas SA	124,829	--	2,587	--	(2,367)	(737)	119,138
InfoVine Co. Ltd.	4,205	--	--	111	--	(898)	3,307
Intage Holdings, Inc.	45,159	--	6,985	--	4,782	(956)	42,000
JLM Couture, Inc.	274	--	--	--	(2)	158	430
Jumbo SA	154,650	--	591	7,119	429	(10,351)	144,137
Kingboard Chemical Holdings Ltd.	360,652	--	5,754	4,869	3,361	(31,275)	326,984
Know IT AB	38,593	--	23,477	--	17,755	(14,617)	-
Kohsoku Corp.	23,187	--	96	282	61	(725)	22,427
Kondotec, Inc.	14,652	--	115	195	39	(251)	14,325
Korea Electric Terminal Co. Ltd.	45,876	--	8,189	143	6,240	(19,435)	-
KSK Co., Ltd.	11,102	--	41	--	31	(823)	10,269
Kwang Dong Pharmaceutical Co. Ltd.	23,773	--	--	218	--	(6,630)	17,143
Kyeryong Construction Industrial Co. Ltd.	19,148	--	--	285	--	(1,481)	17,667
Maruzen Co. Ltd.	33,728	--	120	191	95	(5,169)	28,534
Metro, Inc.	1,220,216	--	51,363	7,824	44,822	(9,362)	1,204,313
Mi Chang Oil Industrial Co. Ltd.	12,551	1	--	257	--	(1,983)	10,569
Mitani Sekisan Co. Ltd.	55,497	--	21,552	222	18,250	6,183	-
Motonic Corp.	19,986	--	--	582	--	(4,120)	15,866
Muhak Co. Ltd.	19,839	--	--	296	--	(1,414)	18,425
Murakami Corp.	23,333	--	81	152	65	(4,884)	18,433
Murphy Oil Corp.	274,762	--	1,102	3,160	860	123,823	398,343
Nadex Co. Ltd.	5,173	--	21	41	9	(295)	4,866
Nafco Co. Ltd.	32,381	--	117	401	43	(4,733)	27,574
Next PLC	1,202,425	--	36,787	39,893	26,595	(108,394)	1,083,839
Nippo Ltd.	3,908	--	14	--	6	229	4,129
Origin Enterprises PLC	36,713	--	139	806	(69)	(2,200)	34,305
Park-Ohio Holdings Corp.	11,694	6,334	49	134	11	(4,841)	13,149
Parker Corp.	10,944	--	43	115	29	(1,195)	9,735
Piolax, Inc.	33,643	--	1,294	413	609	2,690	35,648
Prim SA	22,342	--	94	155	45	448	22,741
Rocky Mountain Chocolate Factory, Inc.	3,853	--	14	5	9	(253)	3,595
Sakai Moving Service Co. Ltd.	53,996	--	187	255	147	(11,126)	42,830
Sally Beauty Holdings, Inc.	117,958	2,342	433	--	184	(11,248)	108,803
Sanei Architecture Planning Co. Ltd.	21,295	--	75	365	44	(4,828)	16,436
Sarantis SA	40,889	--	158	--	118	(2,145)	38,704
ScanSource, Inc.	41,398	1,178	9,518	--	3,998	2,037	--
Senshu Electric Co. Ltd.	30,184	--	1,016	324	626	15,476	45,270
Sewon Precision Industries Co. Ltd.	1,744	--	--	--	--	(77)	1,667
Shibaura Electronics Co. Ltd.	22,601	--	3,775	--	2,771	3,108	24,705
SJM Co. Ltd.	5,950	--	--	45	--	(1,486)	4,464
SNT Holdings Co. Ltd.	15,894	--	1	281	--	(4,173)	11,720
Societe Pour L'Informatique Industrielle SA	66,906	--	2,024	208	1,650	7,438	73,970
Soken Chemical & Engineer Co. Ltd.	11,682	--	45	--	17	(2,448)	9,206
Southwestern Energy Co.	168,471	--	613	--	258	(11,358)	-
Sportscene Group, Inc. Class A	1,750	--	6	--	2,987	(1,324)	-
Step Co. Ltd.	16,339	--	64	188	47	(602)	15,720
Strattec Security Corp.	10,916	--	41	--	21	(892)	10,004
Sun Hing Vision Group Holdings Ltd.	3,544	--	14	74	(13)	(395)	3,122
Sunjin Co. Ltd.	31,326	--	1	162	--	(11,087)	20,238
T&K Toka Co. Ltd.	9,788	--	38	99	6	(649)	9,107
The Pack Corp.	38,517	--	153	291	67	(3,649)	34,782
Tohoku Steel Co. Ltd.	9,538	--	37	60	24	(264)	9,261
Tokyo Kisen Co. Ltd.	4,400	--	17	--	9	(327)	4,065
Tokyo Tekko Co. Ltd.	10,518	--	41	57	(6)	(1,969)	8,502
Tomen Devices Corp.	24,280	--	101	--	52	7,233	31,464
Totech Corp.	21,012	--	80	113	60	(2,355)	18,637
TOW Co. Ltd.	10,253	--	40	196	20	(892)	9,341
Trancom Co. Ltd.	65,037	--	254	391	249	(5,875)	59,157
Triple-S Management Corp.	41,342	--	9,692	--	4,923	14,691	51,264
Unum Group	385,493	--	1,416	8,413	670	(29,091)	355,656
Utah Medical Products, Inc.	23,040	--	2,493	579	1,026	196	21,769
VSE Corp.	51,055	--	202	193	150	1,403	52,406
VSTECS Holdings Ltd.	91,154	--	385	--	299	21,664	112,732
Wayside Technology Group, Inc.	8,923	--	866	102	217	778	9,052
Whanin Pharmaceutical Co. Ltd.	32,487	--	--	370	--	(8,190)	24,297
Whiting Petroleum Corp.	182,751	160	1,717	--	783	105,411	287,388
WIN-Partners Co. Ltd.	22,407	--	87	--	59	(1,291)	21,088
Youngone Holdings Co. Ltd.	35,692	--	--	752	--	683	36,375
Yutaka Giken Co. Ltd.	22,101	--	79	326	41	(3,427)	18,636
Total	$8,222,617	$25,117	$303,439	$109,144	$208,312	$(452,619)	$7,099,750

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$413,903	$314,496	$99,407	$--
Consumer Discretionary	6,603,962	3,915,062	2,686,878	2,022
Consumer Staples	3,810,028	2,794,212	1,014,819	997
Energy	2,512,161	2,157,702	354,335	124
Financials	4,319,148	3,676,852	642,296	--
Health Care	3,871,173	3,411,422	459,751	--
Industrials	2,267,585	752,330	1,515,255	--
Information Technology	4,176,430	2,477,787	1,698,643	--
Materials	1,303,899	736,664	567,235	--
Real Estate	109,321	21,797	87,524	--
Utilities	486,556	434,262	52,294	--
Corporate Bonds	--	--	--	--
Money Market Funds	1,576,015	1,576,015	--	--
Total Investments in Securities:	$31,450,181	$22,268,601	$9,178,437	$3,143

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	59.8%
Japan	8.3%
United Kingdom	6.5%
Canada	5.8%
Netherlands	2.5%
Cayman Islands	2.3%
Ireland	2.2%
Taiwan	2.1%
Korea (South)	1.8%
India	1.5%
Bailiwick of Guernsey	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $241,011) — See accompanying schedule: Unaffiliated issuers (cost $11,556,906)	$22,774,416
Fidelity Central Funds (cost $1,575,983)	1,576,015
Other affiliated issuers (cost $3,037,022)	7,099,750
Total Investment in Securities (cost $16,169,911)		$31,450,181
Cash		331
Foreign currency held at value (cost $27,596)		27,687
Receivable for investments sold		350,456
Receivable for fund shares sold		21,484
Dividends receivable		28,508
Distributions receivable from Fidelity Central Funds		198
Prepaid expenses		28
Other receivables		2,648
Total assets		31,881,521
Liabilities
Payable for investments purchased	$37,505
Payable for fund shares redeemed	20,934
Accrued management fee	20,214
Other affiliated payables	2,960
Other payables and accrued expenses	16,167
Collateral on securities loaned	240,896
Total liabilities		338,676
Net Assets		$31,542,845
Net Assets consist of:
Paid in capital		$15,854,254
Total accumulated earnings (loss)		15,688,591
Net Assets		$31,542,845
Net Asset Value and Maximum Offering Price
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($27,006,734 ÷ 515,669 shares)		$52.37
Class K:
Net Asset Value, offering price and redemption price per share ($4,536,111 ÷ 86,726 shares)		$52.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends (including $109,144 earned from other affiliated issuers)		$316,818
Income from Fidelity Central Funds (including $348 from security lending)		851
Total income		317,669
Expenses
Management fee
Basic fee	$94,444
Performance adjustment	7,474
Transfer agent fees	17,182
Accounting fees	1,026
Custodian fees and expenses	798
Independent trustees' fees and expenses	58
Registration fees	92
Audit	115
Legal	25
Miscellaneous	60
Total expenses before reductions	121,274
Expense reductions	(496)
Total expenses after reductions		120,778
Net investment income (loss)		196,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $135)	1,967,470
Affiliated issuers	208,312
Foreign currency transactions	(941)
Total net realized gain (loss)		2,174,841
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $11,806)	(1,398,548)
Affiliated issuers	(452,619)
Assets and liabilities in foreign currencies	(417)
Total change in net unrealized appreciation (depreciation)		(1,851,584)
Net gain (loss)		323,257
Net increase (decrease) in net assets resulting from operations		$520,148

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$196,891	$332,626
Net realized gain (loss)	2,174,841	3,655,708
Change in net unrealized appreciation (depreciation)	(1,851,584)	6,563,205
Net increase (decrease) in net assets resulting from operations	520,148	10,551,539
Distributions to shareholders	(3,782,852)	(2,896,021)
Share transactions - net increase (decrease)	1,127,990	2,211,116
Total increase (decrease) in net assets	(2,134,714)	9,866,634
Net Assets
Beginning of period	33,677,559	23,810,925
End of period	$31,542,845	$33,677,559

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$58.05	$44.78	$49.03	$55.65	$54.38	$49.57
Income from Investment Operations
Net investment income (loss)A,B	.32	.58	.73	.91	.80	.74
Net realized and unrealized gain (loss)	.51	18.11	(.91)	(1.69)	5.33	6.47
Total from investment operations	.83	18.69	(.18)	(.78)	6.13	7.21
Distributions from net investment income	(.83)	(.86)	(.89)	(.84)	(.79)	(.60)
Distributions from net realized gain	(5.68)	(4.56)	(3.19)	(5.00)	(4.06)	(1.80)
Total distributions	(6.51)	(5.42)	(4.07)C	(5.84)	(4.86)C	(2.40)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$52.37	$58.05	$44.78	$49.03	$55.65	$54.38
Total ReturnE,F	1.56%	45.83%	(.48)%	(1.20)%	12.07%	15.17%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.75%I	.65%	.78%	.52%	.62%	.67%
Expenses net of fee waivers, if any	.75%I	.64%	.78%	.52%	.62%	.67%
Expenses net of all reductions	.75%I	.64%	.78%	.51%	.62%	.67%
Net investment income (loss)	1.18%I	1.12%	1.64%	1.86%	1.48%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$27,007	$28,251	$19,517	$24,047	$28,809	$28,334
Portfolio turnover rateJ,K	13%I	21%	9%L	17%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Low-Priced Stock Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$58.00	$44.75	$49.01	$55.63	$54.36	$49.56
Income from Investment Operations
Net investment income (loss)A,B	.34	.62	.77	.96	.85	.79
Net realized and unrealized gain (loss)	.52	18.09	(.91)	(1.69)	5.33	6.46
Total from investment operations	.86	18.71	(.14)	(.73)	6.18	7.25
Distributions from net investment income	(.88)	(.90)	(.93)	(.89)	(.84)	(.64)
Distributions from net realized gain	(5.68)	(4.56)	(3.19)	(5.00)	(4.06)	(1.80)
Total distributions	(6.56)	(5.46)	(4.12)	(5.89)	(4.91)C	(2.45)C
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$52.30	$58.00	$44.75	$49.01	$55.63	$54.36
Total ReturnE,F	1.61%	45.94%	(.41)%	(1.10)%	12.18%	15.27%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.67%I	.56%	.69%	.43%	.53%	.58%
Expenses net of fee waivers, if any	.67%I	.56%	.69%	.43%	.53%	.58%
Expenses net of all reductions	.67%I	.56%	.69%	.43%	.53%	.58%
Net investment income (loss)	1.26%I	1.20%	1.72%	1.95%	1.57%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$4,536	$5,426	$4,294	$5,776	$7,601	$9,886
Portfolio turnover rateJ,K	13%I	21%	9%L	17%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Low-Priced Stock Fund	$1,737

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), equity-debt classifications, redemptions in kind, partnerships, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,136,983
Gross unrealized depreciation	(1,189,615)
Net unrealized appreciation (depreciation)	$14,947,368
Tax cost	$16,502,813

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(43,541)
Long-term	(26,231)
Total capital loss carryforward	$(69,772)

Due to a merger in a prior period, approximately $69,772 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $680 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Event Driven Opportunities Fund when it merged into the Fund on June 19, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Low-Priced Stock Fund	2,001,818	4,012,489

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Low-Priced Stock Fund	2,213	75,667	120,972	Low-Priced Stock, Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Low-Priced Stock Fund	2,540	85,490	132,618	Class K

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Low-Priced Stock	$16,154.12
Class K	1,028.04
	$17,182

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Low-Priced Stock Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Low-Priced Stock Fund	46

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Low-Priced Stock Fund	170,413	429,490	52,626

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Low-Priced Stock Fund	27

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Low-Priced Stock Fund	$26

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Low-Priced Stock Fund	$45	$1	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $496.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Low-Priced Stock Fund
Distributions to shareholders
Low-Priced Stock	$3,179,808	$2,398,869
Class K	603,044	497,152
Total	$3,782,852	$2,896,021

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Low-Priced Stock Fund
Low-Priced Stock
Shares sold	18,162	68,345	$968,729	$3,509,228
Reinvestment of distributions	55,688	49,768	2,957,822	2,225,821
Shares redeemed	(44,883)	(67,217)	(2,420,308)	(3,387,827)
Net increase (decrease)	28,967	50,896	$1,506,243	$2,347,222
Class K
Shares sold	6,275	21,379	$342,730	$1,125,901
Reinvestment of distributions	11,368	11,150	603,042	497,152
Shares redeemed	(24,473)	(34,914)	(1,324,025)	(1,759,159)
Net increase (decrease)	(6,830)	(2,385)	$(378,253)	$(136,106)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Low-Priced Stock Fund
Low-Priced Stock	.75%
Actual		$1,000.00	$1,015.60	$3.81
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class K	.67%
Actual		$1,000.00	$1,016.10	$3.40
Hypothetical-C		$1,000.00	$1,021.83	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

LPS-SANN-0422
1.700505.125

Fidelity® Value Discovery Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.4
Exxon Mobil Corp.	3.4
Comcast Corp. Class A	2.8
UnitedHealth Group, Inc.	2.8
Bank of America Corp.	2.7
Procter & Gamble Co.	2.5
Cigna Corp.	2.4
Centene Corp.	2.3
Alphabet, Inc. Class A	2.3
JPMorgan Chase & Co.	2.3
27.9

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Financials	21.0
Health Care	18.9
Industrials	10.2
Utilities	10.1
Information Technology	9.8

Asset Allocation (% of fund's net assets)

As of January 31, 2022 *
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 19.1%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	987,900	$52,585,917
Interactive Media & Services - 2.8%
Alphabet, Inc. Class A (a)	28,648	77,523,493
Meta Platforms, Inc. Class A (a)	50,600	15,850,956
		93,374,449
Media - 4.6%
Comcast Corp. Class A	1,891,203	94,541,238
Interpublic Group of Companies, Inc.	1,128,245	40,097,827
WPP PLC	1,384,600	21,711,254
		156,350,319

TOTAL COMMUNICATION SERVICES		302,310,685

CONSUMER DISCRETIONARY - 3.6%
Household Durables - 0.8%
Whirlpool Corp.	119,095	25,032,578
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	329,100	19,769,037
Multiline Retail - 1.2%
Dollar General Corp.	191,500	39,923,920
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	161,328	15,327,773
Tapestry, Inc.	509,600	19,339,320
		34,667,093

TOTAL CONSUMER DISCRETIONARY		119,392,628

CONSUMER STAPLES - 7.7%
Food & Staples Retailing - 0.7%
U.S. Foods Holding Corp. (a)	691,500	24,382,290
Food Products - 2.5%
Mondelez International, Inc.	924,500	61,969,235
Tyson Foods, Inc. Class A	245,000	22,268,050
		84,237,285
Household Products - 4.3%
Procter & Gamble Co.	526,500	84,476,925
Reckitt Benckiser Group PLC	300,500	24,347,164
Spectrum Brands Holdings, Inc.	173,949	15,547,562
The Clorox Co.	109,400	18,363,884
		142,735,535
Personal Products - 0.2%
Unilever PLC sponsored ADR	145,200	7,461,828

TOTAL CONSUMER STAPLES		258,816,938

ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Exxon Mobil Corp.	1,506,200	114,410,952
Parex Resources, Inc.	1,133,900	24,120,408
		138,531,360
FINANCIALS - 21.0%
Banks - 9.1%
Bank of America Corp.	1,985,800	91,624,812
Cullen/Frost Bankers, Inc.	72,400	10,209,124
JPMorgan Chase & Co.	508,300	75,533,380
M&T Bank Corp.	225,600	38,212,128
PNC Financial Services Group, Inc.	233,900	48,181,061
Wells Fargo & Co.	775,600	41,727,280
		305,487,785
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	153,600	22,457,856
BlackRock, Inc. Class A	40,400	33,246,776
Invesco Ltd.	419,900	9,514,934
Northern Trust Corp.	211,800	24,704,352
		89,923,918
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class B (a)	465,260	145,635,686
Insurance - 4.8%
Chubb Ltd.	326,647	64,440,920
The Travelers Companies, Inc.	326,515	54,260,263
Willis Towers Watson PLC	185,400	43,376,184
		162,077,367

TOTAL FINANCIALS		703,124,756

HEALTH CARE - 18.9%
Biotechnology - 1.9%
Regeneron Pharmaceuticals, Inc. (a)	57,800	35,176,502
Vertex Pharmaceuticals, Inc. (a)	121,500	29,530,575
		64,707,077
Health Care Providers & Services - 10.8%
Anthem, Inc.	104,889	46,255,000
Centene Corp. (a)	1,002,800	77,977,728
Cigna Corp.	342,964	79,039,483
CVS Health Corp.	281,960	30,031,560
Humana, Inc.	87,100	34,186,750
UnitedHealth Group, Inc.	196,200	92,718,234
		360,208,755
Pharmaceuticals - 6.2%
AstraZeneca PLC sponsored ADR	718,133	41,802,522
Bristol-Myers Squibb Co.	1,146,600	74,402,874
Roche Holding AG (participation certificate)	140,024	54,189,201
Sanofi SA sponsored ADR	694,642	36,121,384
		206,515,981

TOTAL HEALTH CARE		631,431,813

INDUSTRIALS - 10.2%
Aerospace & Defense - 3.9%
Airbus Group NV (a)	213,600	27,275,263
L3Harris Technologies, Inc.	129,500	27,103,055
Lockheed Martin Corp.	67,000	26,071,710
Northrop Grumman Corp.	136,800	50,602,320
		131,052,348
Air Freight & Logistics - 0.6%
Deutsche Post AG	367,600	22,122,391
Electrical Equipment - 0.7%
Regal Rexnord Corp.	142,700	22,615,096
Industrial Conglomerates - 1.2%
Siemens AG	245,800	39,025,960
Machinery - 3.8%
ITT, Inc.	268,400	24,671,328
Oshkosh Corp. (b)	359,300	40,891,933
Otis Worldwide Corp.	226,850	19,379,796
Pentair PLC	393,800	25,085,060
Stanley Black & Decker, Inc.	104,100	18,181,065
		128,209,182

TOTAL INDUSTRIALS		343,024,977

INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,027,800	57,217,626
Electronic Equipment & Components - 1.4%
TE Connectivity Ltd.	314,234	44,938,604
IT Services - 3.6%
Amdocs Ltd.	369,882	28,070,345
Capgemini SA	89,100	20,031,132
Cognizant Technology Solutions Corp. Class A	452,913	38,687,828
Fiserv, Inc. (a)	199,400	21,076,580
Maximus, Inc.	151,900	11,744,908
		119,610,793
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	96,700	19,866,048
Software - 1.0%
NortonLifeLock, Inc.	1,018,300	26,485,983
Open Text Corp.	170,900	8,179,274
		34,665,257

TOTAL INFORMATION TECHNOLOGY		276,298,328

MATERIALS - 3.5%
Chemicals - 1.8%
DuPont de Nemours, Inc.	535,890	41,049,174
International Flavors & Fragrances, Inc.	146,876	19,375,882
		60,425,056
Metals & Mining - 1.7%
Lundin Mining Corp.	3,406,500	28,379,684
Newmont Corp.	446,700	27,324,639
		55,704,323

TOTAL MATERIALS		116,129,379

REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
CBRE Group, Inc.	306,793	31,090,403
UTILITIES - 10.1%
Electric Utilities - 8.6%
Duke Energy Corp.	336,200	35,321,172
Entergy Corp.	136,000	15,200,720
Evergy, Inc.	520,900	33,837,664
Exelon Corp.	1,026,212	59,468,985
PG&E Corp. (a)	3,632,900	46,464,791
Portland General Electric Co.	408,100	21,441,574
PPL Corp.	839,400	24,913,392
Southern Co.	764,500	53,125,105
		289,773,403
Multi-Utilities - 1.5%
Dominion Energy, Inc.	611,700	49,339,722

TOTAL UTILITIES		339,113,125

TOTAL COMMON STOCKS
(Cost $2,462,270,305)		3,259,264,392

Nonconvertible Preferred Stocks - 1.5%
INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd.
(Cost $38,530,877)	911,980	51,289,370

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.08% (c)	36,934,672	36,942,059
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	2,079,142	2,079,350
TOTAL MONEY MARKET FUNDS
(Cost $39,021,409)		39,021,409
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,539,822,591)		3,349,575,171
NET OTHER ASSETS (LIABILITIES) - 0.0%		(893,397)
NET ASSETS - 100%		$3,348,681,774

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$83,000,429	$259,656,015	$305,714,385	$8,941	$--	$--	$36,942,059	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	11,322,000	113,049,615	122,292,265	3,441	--	--	2,079,350	0.0%
Total	$94,322,429	$372,705,630	$428,006,650	$12,382	$--	$--	$39,021,409

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$302,310,685	$280,599,431	$21,711,254	$--
Consumer Discretionary	119,392,628	119,392,628	--	--
Consumer Staples	258,816,938	234,469,774	24,347,164	--
Energy	138,531,360	138,531,360	--	--
Financials	703,124,756	703,124,756	--	--
Health Care	631,431,813	577,242,612	54,189,201	--
Industrials	343,024,977	254,601,363	88,423,614	--
Information Technology	327,587,698	256,267,196	71,320,502	--
Materials	116,129,379	116,129,379	--	--
Real Estate	31,090,403	31,090,403	--	--
Utilities	339,113,125	339,113,125	--	--
Money Market Funds	39,021,409	39,021,409	--	--
Total Investments in Securities:	$3,349,575,171	$3,089,583,436	$259,991,735	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.9%
Switzerland	4.9%
United Kingdom	3.5%
Germany	1.8%
Canada	1.8%
France	1.7%
Korea (South)	1.5%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,071,342) — See accompanying schedule: Unaffiliated issuers (cost $2,500,801,182)	$3,310,553,762
Fidelity Central Funds (cost $39,021,409)	39,021,409
Total Investment in Securities (cost $2,539,822,591)		$3,349,575,171
Foreign currency held at value (cost $1,322)		1,322
Receivable for investments sold		9,865,786
Receivable for fund shares sold		10,425,508
Dividends receivable		3,421,899
Distributions receivable from Fidelity Central Funds		2,134
Prepaid expenses		2,669
Total assets		3,373,294,489
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	15,522,173
Payable for fund shares redeemed	4,753,160
Accrued management fee	1,764,397
Other affiliated payables	436,311
Other payables and accrued expenses	57,323
Collateral on securities loaned	2,079,350
Total liabilities		24,612,715
Net Assets		$3,348,681,774
Net Assets consist of:
Paid in capital		$2,479,382,809
Total accumulated earnings (loss)		869,298,965
Net Assets		$3,348,681,774
Net Asset Value and Maximum Offering Price
Value Discovery:
Net Asset Value, offering price and redemption price per share ($3,276,808,055 ÷ 86,908,720 shares)		$37.70
Class K:
Net Asset Value, offering price and redemption price per share ($71,873,719 ÷ 1,905,554 shares)		$37.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$29,315,142
Income from Fidelity Central Funds (including $3,441 from security lending)		12,382
Total income		29,327,524
Expenses
Management fee
Basic fee	$8,604,984
Performance adjustment	1,082,219
Transfer agent fees	2,135,525
Accounting fees	480,156
Custodian fees and expenses	42,012
Independent trustees' fees and expenses	5,717
Registration fees	67,644
Audit	30,534
Legal	2,981
Interest	300
Miscellaneous	6,017
Total expenses before reductions	12,458,089
Expense reductions	(49,727)
Total expenses after reductions		12,408,362
Net investment income (loss)		16,919,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	145,211,186
Foreign currency transactions	(10,021)
Total net realized gain (loss)		145,201,165
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(26,623,830)
Assets and liabilities in foreign currencies	(29,000)
Total change in net unrealized appreciation (depreciation)		(26,652,830)
Net gain (loss)		118,548,335
Net increase (decrease) in net assets resulting from operations		$135,467,497

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,919,162	$32,304,908
Net realized gain (loss)	145,201,165	132,871,193
Change in net unrealized appreciation (depreciation)	(26,652,830)	740,830,907
Net increase (decrease) in net assets resulting from operations	135,467,497	906,007,008
Distributions to shareholders	(156,990,940)	(31,222,091)
Share transactions - net increase (decrease)	90,276,564	579,722,575
Total increase (decrease) in net assets	68,753,121	1,454,507,492
Net Assets
Beginning of period	3,279,928,653	1,825,421,161
End of period	$3,348,681,774	$3,279,928,653

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$37.95	$26.99	$28.85	$29.25	$28.10	$24.16
Income from Investment Operations
Net investment income (loss)A,B	.19	.40	.57C	.54	.42	.38
Net realized and unrealized gain (loss)	1.38	10.98	(1.53)	.22	1.28	3.86
Total from investment operations	1.57	11.38	(.96)	.76	1.70	4.24
Distributions from net investment income	(.43)	(.42)	(.52)	(.57)	(.31)	(.29)
Distributions from net realized gain	(1.40)	–	(.38)	(.59)	(.24)	(.01)
Total distributions	(1.82)D	(.42)	(.90)	(1.16)	(.55)	(.30)
Net asset value, end of period	$37.70	$37.95	$26.99	$28.85	$29.25	$28.10
Total ReturnE,F	4.21%	42.65%	(3.54)%	2.86%	6.19%	17.70%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.76%I	.75%	.66%	.60%	.69%	.75%
Expenses net of fee waivers, if any	.76%I	.75%	.66%	.60%	.69%	.75%
Expenses net of all reductions	.76%I	.74%	.64%	.60%	.69%	.75%
Net investment income (loss)	1.03%I	1.21%	2.07%C	1.95%	1.50%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$3,276,808	$3,192,073	$1,788,146	$2,400,695	$2,313,811	$2,708,049
Portfolio turnover rateJ	43%I	36%	70%K	48%	33%K	32%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Discovery Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$37.98	$27.01	$28.86	$29.28	$28.11	$24.17
Income from Investment Operations
Net investment income (loss)A,B	.21	.44	.60C	.58	.46	.41
Net realized and unrealized gain (loss)	1.39	10.97	(1.52)	.20	1.28	3.86
Total from investment operations	1.60	11.41	(.92)	.78	1.74	4.27
Distributions from net investment income	(.46)	(.44)	(.55)	(.61)	(.33)	(.32)
Distributions from net realized gain	(1.40)	–	(.38)	(.59)	(.24)	(.01)
Total distributions	(1.86)	(.44)	(.93)	(1.20)	(.57)	(.33)
Net asset value, end of period	$37.72	$37.98	$27.01	$28.86	$29.28	$28.11
Total ReturnD,E	4.28%	42.76%	(3.40)%	2.93%	6.34%	17.82%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.67%H	.65%	.56%	.49%	.57%	.63%
Expenses net of fee waivers, if any	.67%H	.65%	.56%	.49%	.57%	.63%
Expenses net of all reductions	.67%H	.65%	.54%	.48%	.56%	.63%
Net investment income (loss)	1.12%H	1.30%	2.17%C	2.06%	1.62%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$71,874	$87,856	$37,275	$55,768	$67,335	$113,668
Portfolio turnover rateI	43%H	36%	70%J	48%	33%J	32%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.84%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$832,560,889
Gross unrealized depreciation	(24,908,401)
Net unrealized appreciation (depreciation)	$807,652,488
Tax cost	$2,541,922,683

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Discovery Fund	690,633,861	691,058,825

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Discovery	$2,118,518.13
Class K	17,007.04
	$2,135,525

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Value Discovery Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Discovery Fund	$9,543

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Value Discovery Fund	Borrower	$6,859,200.32%		$300

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Discovery Fund	43,330,277	35,641,114	9,105,008

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Value Discovery Fund	$2,566

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Value Discovery Fund	$363	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $17.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $49,710.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Value Discovery Fund
Distributions to shareholders
Value Discovery	$152,839,585	$30,572,278
Class K	4,151,355	649,813
Total	$156,990,940	$31,222,091

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Value Discovery Fund
Value Discovery
Shares sold	11,703,369	33,282,966	$441,881,034	$1,060,677,148
Reinvestment of distributions	2,456,131	697,213	92,334,024	20,391,490
Shares redeemed	(11,355,784)	(16,126,218)	(428,254,703)	(534,871,305)
Net increase (decrease)	2,803,716	17,853,961	$105,960,355	$546,197,333
Class K
Shares sold	281,511	1,438,921	$10,683,818	$50,378,390
Reinvestment of distributions	110,335	22,129	4,151,355	649,813
Shares redeemed	(799,233)	(528,282)	(30,518,964)	(17,502,961)
Net increase (decrease)	(407,387)	932,768	$(15,683,791)	$33,525,242

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Value Discovery Fund
Value Discovery	.76%
Actual		$1,000.00	$1,042.10	$3.91
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class K	.67%
Actual		$1,000.00	$1,042.80	$3.45
Hypothetical-C		$1,000.00	$1,021.83	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

FVD-SANN-0422
1.783113.119

Fidelity® Series Intrinsic Opportunities Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Anthem, Inc.	5.3
Itochu Corp.	3.7
JD Sports Fashion PLC	2.9
Synchrony Financial	2.8
AFLAC, Inc.	2.5
UnitedHealth Group, Inc.	2.5
Discover Financial Services	2.4
The Mosaic Co.	2.3
United Therapeutics Corp.	2.1
Lear Corp.	1.8
28.3

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Consumer Discretionary	18.6
Financials	16.6
Health Care	15.6
Energy	11.0
Industrials	10.1

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	90.4%
Short-Term Investments and Net Other Assets (Liabilities)	9.6%

 * Foreign investments - 44.4%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
COMMUNICATION SERVICES - 1.9%
Entertainment - 0.1%
GungHo Online Entertainment, Inc.	250,000	$5,249,839
Nihon Falcom Corp.	35,000	414,062
		5,663,901
Interactive Media & Services - 0.5%
Cars.com, Inc. (a)	550,000	8,569,000
Dip Corp.	535,000	16,937,803
Hello Group, Inc. ADR	5,000	48,650
JOYY, Inc. ADR	600,000	30,336,000
Zappallas, Inc. (b)	700,000	2,901,842
ZIGExN Co. Ltd.	1,950,000	4,906,935
		63,700,230
Media - 1.1%
AMC Networks, Inc. Class A (a)	125,000	5,328,750
Cogeco Communications, Inc.	25,000	2,052,079
Comcast Corp. Class A	500,000	24,995,000
Corus Entertainment, Inc. Class B (non-vtg.) (c)	400,000	1,582,819
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,200,000	32,820,000
DMS, Inc.	250,000	2,790,486
F@N Communications, Inc.	525,000	1,732,208
Gendai Agency, Inc. (b)	850,000	2,412,501
Gray Television, Inc. (c)	50,000	1,042,500
Hyundai HCN	2,250,049	6,359,230
Interspace Co. Ltd.	20,000	141,711
Pico Far East Holdings Ltd.	10,600,000	1,759,323
Proto Corp.	100,000	1,160,925
RKB Mainichi Broadcasting Corp.	3,000	157,143
Sky Network Television Ltd. (a)	350,000	556,513
Trenders, Inc.	148,291	960,283
ViacomCBS, Inc. Class B	1,769,330	59,184,089
WOWOW INC.	250,000	3,612,166
		148,647,726
Wireless Telecommunication Services - 0.2%
KDDI Corp.	250,000	7,987,179
Okinawa Cellular Telephone Co.	525,000	22,872,695
		30,859,874

TOTAL COMMUNICATION SERVICES		248,871,731

CONSUMER DISCRETIONARY - 18.6%
Auto Components - 5.8%
Adient PLC (a)	1,600,000	67,152,000
ASTI Corp.	120,000	1,827,863
Brembo SpA	25,000	332,324
Brembo SpA	1	13
Burelle SA	1,700	1,210,611
Chita Kogyo Co. Ltd.	10,000	59,301
Cie Automotive SA	200,000	5,809,421
Cooper-Standard Holding, Inc. (a)(b)(c)	1,637,084	33,707,560
DaikyoNishikawa Corp.	1,455,653	7,524,555
Eagle Industry Co. Ltd.	300,000	2,876,369
Exedy Corp.	15,000	220,186
G-Tekt Corp. (b)	2,918,382	35,095,682
Gentex Corp.	250,000	7,850,000
Hankook & Co.	20,352	221,960
Hi-Lex Corp.	249,937	3,004,783
Hu Lane Associate, Inc.	10,000	45,936
Hyundai Mobis	650,000	127,579,128
IJTT Co. Ltd.	1,711,631	8,778,237
Johnson Electric Holdings Ltd.	10,000	17,009
Lear Corp. (c)	1,450,000	242,614,000
Linamar Corp.	2,675,000	148,254,533
Murakami Corp.	35,000	802,174
Patrick Industries, Inc.	20,000	1,288,000
Piolax, Inc.	895,800	13,602,303
Plastic Omnium SA	760,000	17,677,065
Seoyon Co. Ltd.	425,000	4,251,830
Strattec Security Corp. (a)	35,000	1,326,150
TBK Co. Ltd. (b)	1,800,000	6,306,237
Topre Corp.	425,009	4,437,986
TPR Co. Ltd.	900,000	11,403,925
Yorozu Corp. (b)	1,727,000	14,520,795
		769,797,936
Automobiles - 0.0%
Kabe Husvagnar AB (B Shares)	25,000	693,395
Renault SA (a)	10,000	397,424
		1,090,819
Distributors - 0.1%
Doshisha Co. Ltd.	350,000	4,634,866
Harima-Kyowa Co. Ltd.	150,000	2,217,935
Headlam Group PLC	100,000	599,399
Nakayamafuku Co. Ltd.	200,000	602,777
SPK Corp.	30,000	339,304
Yagi & Co. Ltd.	450,000	5,270,572
		13,664,853
Diversified Consumer Services - 0.7%
Cross-Harbour Holdings Ltd.	1,300,000	1,838,898
Heian Ceremony Service Co. Ltd.	500,000	3,806,211
Kukbo Design Co. Ltd.	200,000	3,117,415
MegaStudy Co. Ltd. (b)	1,086,945	10,389,840
MegaStudyEdu Co. Ltd. (b)	1,000,420	69,050,070
Multicampus Co. Ltd.	60,000	2,119,723
Step Co. Ltd.	217,000	3,427,743
Tear Corp.	25,000	94,733
Tsukada Global Holdings, Inc. (a)	623,800	1,490,239
YDUQS Participacoes SA	5,000	20,819
		95,355,691
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	675,000	3,776,787
Fairwood Holdings Ltd.	200,000	399,968
Kindred Group PLC (depositary receipt)	200,000	2,323,490
Playtech Ltd. (a)	100,000	787,789
Renaissance, Inc.	1,000	9,168
Ride On Express Holdings Co. Lt	50,000	661,709
The Restaurant Group PLC (a)	19,248,612	24,679,644
		32,638,555
Household Durables - 2.6%
Ace Bed Co. Ltd.	250,145	8,973,127
Avantia Co. Ltd.	650,000	4,688,155
Bellway PLC	100,000	3,847,915
Cuckoo Holdings Co. Ltd.	200,000	2,888,698
Emak SpA	1,200,000	2,679,905
FJ Next Co. Ltd.	1,100,000	9,465,205
Fuji Corp. Ltd.	50,000	281,297
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	6,850,581	41,132,871
Haier Smart Home Co. Ltd.	1,600	6,414
Hamilton Beach Brands Holding Co.:
Class A	125,000	1,732,500
Class B (a)	125,000	1,732,500
Helen of Troy Ltd. (a)(c)	350,000	73,265,500
Hinokiya Group Co. Ltd.	25,000	441,600
Mohawk Industries, Inc. (a)	500,010	78,936,579
Nittoh Corp.	25,000	96,887
Open House Group Co. Ltd.	150,000	7,765,983
Portmeirion Group PLC (a)	50,000	454,060
Pressance Corp.	700,000	12,791,483
Sanei Architecture Planning Co. Ltd.	660,000	9,197,727
Taylor Morrison Home Corp. (a)	2,500,000	76,725,000
Wellpool Co. Ltd.	158,000	358,785
		337,462,191
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	75,000	991,957
CROOZ, Inc. (a)	40,000	286,813
Danawa Co. Ltd.	50,000	982,389
Hamee Corp.	50,000	447,258
Hyundai Home Shopping Network Corp.	10,000	503,337
Moneysupermarket.com Group PLC	1,000,000	2,555,490
Papyless Co. Ltd.	75,000	809,311
Vipshop Holdings Ltd. ADR (a)	150,000	1,396,500
		7,973,055
Leisure Products - 0.1%
Dream International Ltd.	448,000	160,908
Mars Group Holdings Corp.	550,000	7,780,493
		7,941,401
Multiline Retail - 0.4%
Big Lots, Inc.	147,281	6,172,547
Grazziotin SA	386,080	2,834,835
Gwangju Shinsegae Co. Ltd. (b)	97,372	13,351,777
Lifestyle China Group Ltd. (a)	12,500,000	1,865,531
Lifestyle International Holdings Ltd. (a)	11,700,000	6,381,946
Macy's, Inc.	500,000	12,800,000
Max Stock Ltd.	200,000	631,832
Pan Pacific International Holdings Ltd.	25,000	336,471
Ryohin Keikaku Co. Ltd.	100,000	1,435,938
Treasure Factory Co. Ltd. (b)	700,000	5,032,698
		50,843,575
Specialty Retail - 6.6%
Arcland Sakamoto Co. Ltd.	525,000	7,170,360
AT-Group Co. Ltd.	1,000,000	13,686,900
Bed Bath & Beyond, Inc. (a)	500,000	8,120,000
Foot Locker, Inc.	2,000,000	89,360,000
Formosa Optical Technology Co. Ltd.	751,383	1,623,551
Fuji Corp. (b)	1,300,580	13,054,846
Genesco, Inc. (a)(c)	300,000	19,299,000
Goldlion Holdings Ltd.	9,300,000	1,943,685
Guess?, Inc. (b)(c)	3,300,000	75,966,000
Handsman Co. Ltd. (b)	743,100	8,254,978
Hour Glass Ltd.	21,897,496	30,758,487
IA Group Corp.	18,200	551,266
International Housewares Retail Co. Ltd.	1,500,000	512,630
JB Hi-Fi Ltd.	250,000	8,179,844
JD Sports Fashion PLC	149,000,000	382,061,242
Jumbo SA	1,725,000	25,658,121
K's Holdings Corp.	1,700,000	16,729,160
Ku Holdings Co. Ltd.	625,000	5,401,639
Leon's Furniture Ltd.	225,000	4,442,827
Lookers PLC (a)	1,534,541	1,934,764
Mandarake, Inc.	180,000	865,685
Mr. Bricolage SA (a)	311,600	3,869,936
Nafco Co. Ltd.	640,400	9,352,317
Nitori Holdings Co. Ltd.	40,000	5,730,507
Nojima Co. Ltd.	51,000	1,028,492
Padini Holdings Bhd	800,000	550,031
Sally Beauty Holdings, Inc. (a)	3,000,200	51,513,434
Samse SA	25,000	5,726,349
SuperGroup PLC (a)	125,000	352,122
T-Gaia Corp.	25,000	362,706
The Buckle, Inc. (c)	1,000,000	37,640,000
Tokatsu Holdings Co. Ltd. (b)	250,000	920,841
Urban Outfitters, Inc. (a)	1,350,000	38,772,000
Vita Group Ltd.	350,000	84,293
		871,478,013
Textiles, Apparel & Luxury Goods - 2.0%
Best Pacific International Holdings Ltd.	32,820,941	9,801,515
Bjorn Borg AB	5,000	24,264
Capri Holdings Ltd. (a)	3,100,000	186,217,000
Carter's, Inc.	15,000	1,396,800
Embry Holdings Ltd.	3,200,000	435,759
Fossil Group, Inc. (a)(c)	2,338,700	25,936,183
Gildan Activewear, Inc.	200,000	7,961,295
Hagihara Industries, Inc.	241,202	2,494,011
Magni-Tech Industries Bhd	8,533,333	3,966,218
PVH Corp.	100,000	9,501,000
Sitoy Group Holdings Ltd.	10,500,000	719,441
Ted Baker PLC (a)(c)	4,411,145	5,266,149
Texwinca Holdings Ltd.	1,500,000	291,887
Youngone Holdings Co. Ltd.	258,000	10,549,343
		264,560,865

TOTAL CONSUMER DISCRETIONARY		2,452,806,954

CONSUMER STAPLES - 5.0%
Beverages - 0.9%
A.G. Barr PLC	250,000	1,675,964
Britvic PLC	6,800,131	83,456,310
C&C Group PLC (United Kingdom) (a)	520,373	1,559,992
Jinro Distillers Co. Ltd. (b)	460,240	11,578,676
Lucas Bols BV (a)(d)	115,897	1,507,088
Muhak Co. Ltd.	340,000	2,237,959
Olvi PLC (A Shares)	90,000	4,883,623
Spritzer Bhd	1,000,000	479,735
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,350,762	11,389,691
		118,769,038
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	200,000	8,066,711
Amsterdam Commodities NV (a)	625,000	17,919,081
Belc Co. Ltd.	25,000	1,173,867
Corporativo Fragua S.A.B. de CV	10,000	162,313
Create SD Holdings Co. Ltd.	930,000	25,099,949
Daiichi Co. Ltd.	200,000	1,456,895
G-7 Holdings, Inc.	50,000	603,927
Genky DrugStores Co. Ltd.	400,000	12,552,145
Halows Co. Ltd.	110,000	2,643,201
MARR SpA	750,000	15,976,984
Medical Ikkou Co. Ltd.	6,000	127,118
Natural Grocers by Vitamin Cottage, Inc.	40,000	584,000
Nihon Chouzai Co. Ltd.	100,000	1,160,072
OM2 Network Co. Ltd.	220,000	2,042,729
Qol Holdings Co. Ltd.	150,000	1,747,382
Retail Partners Co. Ltd.	207,900	2,145,976
Sapporo Clinical Laboratory	20,000	210,219
Satoh & Co. Ltd.	43,908	522,999
Satudora Holdings Co. Ltd. (b)(c)	975,000	5,416,069
Sprouts Farmers Market LLC (a)	250,000	6,785,000
Sugi Holdings Co. Ltd.	10,000	586,647
Valor Holdings Co. Ltd.	650,000	12,494,429
YAKUODO Holdings Co. Ltd.	150,000	3,041,681
Yuasa Funashoku Co. Ltd.	10,000	242,540
		122,761,934
Food Products - 1.8%
Ajinomoto Malaysia Bhd	1,650,000	5,878,983
Armanino Foods of Distinction	1,000,344	3,381,163
Astral Foods Ltd.	10,000	111,451
Axyz Co. Ltd.	1,000	27,562
Bell AG	34,000	10,321,067
Carr's Group PLC	4,270,000	9,137,017
Cranswick PLC	450,773	22,338,094
Delfi Ltd.	13,999,920	7,592,644
Delsole Corp.	200,000	972,249
Fleury Michon SA (c)	2,000	51,130
Fresh Del Monte Produce, Inc.	1,426,600	39,702,278
High Liner Foods, Inc.	50,000	554,616
Ingredion, Inc. (c)	750,000	71,025,000
Kaneko Seeds Co. Ltd.	150,000	1,961,703
Kaveri Seed Co. Ltd.	207,575	1,543,281
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	6,018,173
LDC SA	18,150	2,073,869
London Biscuits Bhd (a)(e)	5,000,000	23,892
Nitto Fuji Flour Milling Co. Ltd.	20,000	659,850
Origin Enterprises PLC	700,000	2,679,768
Pickles Corp.	200,000	2,766,629
President Bakery PCL (For. Reg.)	16,500	34,623
Prima Meat Packers Ltd.	1,250,000	27,453,591
S Foods, Inc.	325,000	9,983,133
Shinobu Food Products Co. Ltd.	35,000	198,681
Sunjuice Holdings Co. Ltd.	50,000	565,948
Tate & Lyle PLC	50,000	478,263
Toyo Sugar Refining Co. Ltd.	200,000	1,793,684
Tyson Foods, Inc. Class A	20,000	1,817,800
		231,146,142
Household Products - 0.0%
Transaction Co. Ltd.	200,000	1,955,075
Personal Products - 1.2%
Hengan International Group Co. Ltd.	5,000,000	24,441,572
Herbalife Nutrition Ltd. (a)	2,650,000	112,651,500
Sarantis SA	2,400,000	23,809,386
		160,902,458
Tobacco - 0.2%
KT&G Corp.	350,000	22,605,460
Scandinavian Tobacco Group A/S (d)	400,000	8,622,867
		31,228,327

TOTAL CONSUMER STAPLES		666,762,974

ENERGY - 11.0%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	250,000	220,273
Bristow Group, Inc. (a)	250,000	8,212,500
Cathedral Energy Services Ltd. (a)	800,000	298,942
Geospace Technologies Corp. (a)	440,000	3,850,000
High Arctic Energy Services, Inc.	400,000	525,508
Liberty Oilfield Services, Inc. Class A (a)	658,100	7,963,010
Oil States International, Inc. (a)	2,199,391	13,790,182
PHX Energy Services Corp.	25,000	101,286
Smart Sand, Inc. (a)(c)	550,000	1,078,000
Solaris Oilfield Infrastructure, Inc. Class A	250,000	1,927,500
Tidewater, Inc. warrants 11/14/24 (a)	4,764	2,383
		37,969,584
Oil, Gas & Consumable Fuels - 10.7%
Alvopetro Energy Ltd.	250,066	875,423
Antero Resources Corp. (a)	100,000	1,953,000
ARC Resources Ltd.	221,600	2,595,779
Baytex Energy Corp. (a)(c)	4,000,000	14,852,692
Beach Energy Ltd.	1,392,894	1,471,358
Berry Corp.	200,000	1,738,000
Birchcliff Energy Ltd. (c)	7,030,814	34,679,781
Bonterra Energy Corp. (a)	500,000	3,044,487
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	520,800	4,916,493
(Canada)	6,000,000	87,275,302
China Petroleum & Chemical Corp.:
(H Shares)	235,000,000	123,043,637
sponsored ADR (H Shares)	50,000	2,605,000
Civitas Resources, Inc. (c)	1,250,008	68,125,436
Delek U.S. Holdings, Inc. (a)	250,000	3,880,000
Denbury, Inc. warrants 9/18/23 (a)	38,922	1,567,000
Diamondback Energy, Inc.	75,000	9,462,000
Enterprise Products Partners LP	15,000	354,600
EQT Corp.	2,000,000	42,500,000
Equitrans Midstream Corp.	122,000	989,420
HollyFrontier Corp.	500,000	17,580,000
Marathon Oil Corp.	500,000	9,735,000
Motor Oil (HELLAS) Corinth Refineries SA	300,000	4,804,317
Murphy Oil Corp.	4,000,000	126,400,000
NACCO Industries, Inc. Class A	173,109	5,279,825
NuVista Energy Ltd. (a)	250,000	1,768,084
Oil & Natural Gas Corp. Ltd.	80,000,616	187,182,167
Oil India Ltd.	1,000,056	3,240,321
Ovintiv, Inc. (c)	2,000,000	77,600,000
Ovintiv, Inc.	10,000	388,000
PDC Energy, Inc.	400,000	23,708,000
Petronet LNG Ltd.	1,000,000	2,876,582
Peyto Exploration & Development Corp. (b)(c)	12,474,700	97,744,571
San-Ai Oil Co. Ltd.	100,000	814,977
Sanrin Co. Ltd.	11,400	66,403
Sinopec Kantons Holdings Ltd.	6,000,000	2,292,674
Southwestern Energy Co. (a)(c)	50,360,100	221,584,440
Star Petroleum Refining PCL (For. Reg.) (a)	3,700,000	1,075,539
Thai Oil PCL (For. Reg.)	1,000,000	1,592,753
Total SA sponsored ADR	3,700,083	210,164,714
TransGlobe Energy Corp. (a)	30,000	89,211
Unit Corp. warrants 9/3/27 (a)(c)(e)	186,865	218,701
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	412,696	6,339,011
warrants 9/1/25 (a)	206,344	2,985,798
		1,411,460,496

TOTAL ENERGY		1,449,430,080

FINANCIALS - 16.6%
Banks - 3.9%
Bar Harbor Bankshares	360,000	10,994,400
Camden National Corp.	46,843	2,326,223
Central Valley Community Bancorp	25,000	560,000
Citizens Financial Services, Inc.	15,508	1,008,020
Community Trust Bancorp, Inc.	45,000	1,988,550
ConnectOne Bancorp, Inc.	10,000	320,100
Eagle Bancorp, Inc.	25,000	1,499,250
East West Bancorp, Inc.	825,000	71,230,500
F & M Bank Corp.	131,632	4,106,918
First Foundation, Inc.	25,000	653,750
First of Long Island Corp.	283,064	6,201,932
FNB Corp., Pennsylvania	50,000	646,000
Gunma Bank Ltd.	5,600,000	18,399,731
Hirogin Holdings, Inc.	1,000,000	5,829,248
Oak Valley Bancorp Oakdale California (c)	50,000	902,000
OFG Bancorp (c)	1,861,516	51,508,148
Ogaki Kyoritsu Bank Ltd.	60,000	1,059,110
Parke Bancorp, Inc.	75,000	1,816,500
Preferred Bank, Los Angeles	10,000	780,600
San ju San Financial Group, Inc.	300,000	3,983,151
Sbanken ASA (d)	500,000	5,321,453
Schweizerische Nationalbank	10	62,789
Seven Bank Ltd.	100,000	211,342
Shinsei Bank Ltd. (c)	711,200	13,186,597
Sparebank 1 Oestlandet	875,000	14,529,095
Texas Capital Bancshares, Inc. (a)	1,300,000	81,510,000
The Keiyo Bank Ltd.	600,000	2,501,847
The San-In Godo Bank Ltd.	1,800,000	10,137,890
Washington Trust Bancorp, Inc.	100,000	5,708,000
Wells Fargo & Co.	3,500,000	188,300,000
West Bancorp., Inc.	25,000	738,000
Yamaguchi Financial Group, Inc.	1,700,000	10,548,472
		518,569,616
Capital Markets - 0.3%
ABG Sundal Collier ASA	800,000	775,010
CI Financial Corp.	1,200,000	22,269,598
Daou Data Corp.	10,000	112,816
Diamond Hill Investment Group, Inc. (c)	25,000	4,668,750
Federated Hermes, Inc.	50,000	1,655,500
Lazard Ltd. Class A	250,000	10,910,000
Van Lanschot NV (Bearer)	94,300	2,375,523
		42,767,197
Consumer Finance - 5.4%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	6,715,893
Cash Converters International Ltd.	14,000,000	2,540,434
Discover Financial Services	2,750,032	318,316,204
Navient Corp.	1,050,000	18,301,500
Synchrony Financial	8,650,759	368,435,826
		714,309,857
Diversified Financial Services - 1.3%
Fuyo General Lease Co. Ltd.	600,000	39,797,227
Jackson Financial, Inc.	400,000	15,348,000
Mizuho Leasing Co. Ltd.	300,000	8,379,108
NICE Holdings Co. Ltd.	250,000	3,526,725
Ricoh Leasing Co. Ltd.	1,025,000	33,269,485
Tokyo Century Corp.	1,150,000	56,751,761
Zenkoku Hosho Co. Ltd.	150,000	6,713,720
		163,786,026
Insurance - 5.5%
AFLAC, Inc.	5,300,347	332,967,799
ASR Nederland NV	1,050,000	48,820,380
Db Insurance Co. Ltd.	1,625,000	81,385,233
FBD Holdings PLC (a)	9,811	113,507
Genworth Financial, Inc. Class A (a)	12,000,000	46,800,000
Hyundai Fire & Marine Insurance Co. Ltd.	600,000	12,763,907
Legal & General Group PLC	3,000,000	11,729,883
NN Group NV	2,022,101	113,161,038
Primerica, Inc.	20,000	3,086,800
Principal Financial Group, Inc.	200,000	14,612,000
Qualitas Controladora S.A.B. de CV	9,800	52,938
Reinsurance Group of America, Inc.	550,700	63,236,881
Selectquote, Inc. (a)(c)	50,000	369,500
Shinkong Insurance Co. Ltd.	100,000	172,902
		729,272,768
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	1,035,600	6,149,413
Axos Financial, Inc. (a)	30,000	1,545,000
Enact Holdings, Inc.	400,000	8,752,000
Genworth Mortgage Insurance Ltd.	4,300,899	7,435,035
Greene County Bancorp, Inc. (c)	60,000	2,266,800
Hingham Institution for Savings	10,100	3,917,083
Walker & Dunlop, Inc.	1,000	132,410
		30,197,741

TOTAL FINANCIALS		2,198,903,205

HEALTH CARE - 15.6%
Biotechnology - 4.1%
Amgen, Inc.	500,000	113,570,000
Cell Biotech Co. Ltd.	375,000	4,788,053
Essex Bio-Technology Ltd.	5,000,000	3,284,450
Gilead Sciences, Inc.	850,000	58,378,000
Regeneron Pharmaceuticals, Inc. (a)	130,000	79,116,700
United Therapeutics Corp. (a)	1,375,000	277,571,250
		536,708,453
Health Care Equipment & Supplies - 0.5%
Create Medic Co. Ltd.	35,000	296,048
Fukuda Denshi Co. Ltd.	700,032	50,579,760
InBody Co. Ltd.	65,000	1,125,055
Interojo Co. Ltd.	5,572	126,931
Medikit Co. Ltd.	70,000	1,538,717
Meridian Bioscience, Inc. (a)(c)	50,000	1,042,500
Nakanishi, Inc.	50,000	886,575
Paul Hartmann AG	1,000	378,990
St.Shine Optical Co. Ltd.	1,200,000	12,620,912
Value Added Technology Co. Ltd.	135,000	3,731,819
Vieworks Co. Ltd.	25,000	862,967
		73,190,274
Health Care Providers & Services - 10.1%
Anthem, Inc.	1,600,000	705,584,004
Centene Corp. (a)	180,000	13,996,800
Cigna Corp.	15,000	3,456,900
Hokuyaku Takeyama Holdings, Inc.	15,000	83,761
Humana, Inc.	375,000	147,187,500
Laboratory Corp. of America Holdings (a)	150,000	40,704,000
Sinopharm Group Co. Ltd. (H Shares)	7,060,237	15,792,306
Tokai Corp.	375,000	5,892,074
UnitedHealth Group, Inc.	700,000	330,799,000
Universal Health Services, Inc. Class B	550,000	71,533,000
Viemed Healthcare, Inc. (a)	25,000	116,430
Yagami, Inc.	5,000	95,606
		1,335,241,381
Life Sciences Tools & Services - 0.0%
ICON PLC (a)	10,000	2,657,200
Pharmaceuticals - 0.9%
China Medical System Holdings Ltd.	300,000	502,359
Daito Pharmaceutical Co. Ltd.	255,000	6,185,281
Dawnrays Pharmaceutical Holdings Ltd.	26,581,000	4,982,755
DongKook Pharmaceutical Co. Ltd.	415,000	6,977,299
Genomma Lab Internacional SA de CV	2,500,000	2,483,275
Huons Co. Ltd.	11,564	421,357
Jazz Pharmaceuticals PLC (a)	345,000	47,923,950
Kaken Pharmaceutical Co. Ltd.	10,000	357,584
Korea United Pharm, Inc.	50,000	1,926,825
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	13,271,985
Kyung Dong Pharmaceutical Co. Ltd.	50,000	424,385
Lee's Pharmaceutical Holdings Ltd.	11,200,000	4,321,069
Luye Pharma Group Ltd. (a)(d)	4,700,000	2,052,925
Nippon Chemiphar Co. Ltd.	75,010	1,306,268
PT Tempo Scan Pacific Tbk	500,000	52,618
Samjin Pharmaceutical Co. Ltd.	2,000	41,919
Sawai Group Holdings Co. Ltd.	50,000	1,892,585
Syngen Biotech Co. Ltd.	62,618	290,337
Taro Pharmaceutical Industries Ltd. (a)	154,218	7,220,487
Towa Pharmaceutical Co. Ltd.	600,000	14,716,540
		117,351,803

TOTAL HEALTH CARE		2,065,149,111

INDUSTRIALS - 10.1%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc.	100,000	18,720,000
LISI	10,000	316,202
Magellan Aerospace Corp.	200,000	1,578,099
Vectrus, Inc. (a)	60,000	2,760,600
		23,374,901
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	11,469,960
Onelogix Group Ltd. (a)	4,600,100	881,417
SBS Holdings, Inc.	150,000	4,626,787
		16,978,164
Building Products - 0.3%
Caesarstone Sdot-Yam Ltd.	25,000	308,250
Euro Ceramics Ltd. (a)(e)	5,000	70
InnoTec TSS AG	50,000	656,162
Kondotec, Inc.	86,600	775,711
KVK Corp.	75,000	1,281,335
Nichias Corp.	5,000	113,504
Nihon Dengi Co. Ltd.	356,600	12,360,304
Nihon Flush Co. Ltd.	386,480	3,541,634
Noda Corp.	400,000	3,416,678
Sekisui Jushi Corp.	650,000	11,483,533
Xinyi Glass Holdings Ltd.	300,000	795,290
		34,732,471
Commercial Services & Supplies - 0.4%
Asia File Corp. Bhd	5,300,100	2,675,704
BIC SA	1,000	56,939
Civeo Corp. (a)	243,058	5,242,761
CMC Corp.	30,000	322,648
Delta Plus Group	1,000	96,272
Fursys, Inc.	200,000	5,828,165
Matsuda Sangyo Co. Ltd.	150,000	3,076,864
Mitie Group PLC	6,000,317	4,861,987
VSE Corp. (c)	503,200	25,955,056
		48,116,396
Construction & Engineering - 0.5%
Argan, Inc.	10,000	371,500
Boustead Projs. Pte Ltd.	2,549,475	1,836,779
Boustead Singapore Ltd.	10,293,900	7,457,677
Br Holding Corp.	25,000	78,851
Dai-Dan Co. Ltd.	50,000	983,719
Daiichi Kensetsu Corp.	267,100	4,130,483
Geumhwa PSC Co. Ltd.	1,000	24,540
Hokuriku Electrical Construction Co. Ltd.	150,000	1,045,100
Kawada Technologies, Inc.	25,000	843,727
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	656,058
Meisei Industrial Co. Ltd.	600,000	3,677,757
Mirait Holdings Corp.	47,000	780,287
Nakano Corp.	10,000	29,154
Nippon Rietec Co. Ltd.	925,046	11,091,997
Primoris Services Corp.	5,000	128,600
Raiznext Corp.	1,925,000	19,349,681
Seikitokyu Kogyo Co. Ltd.	600,000	4,253,167
Shinnihon Corp.	75,000	490,357
Sinopec Engineering Group Co. Ltd. (H Shares)	100,000	48,782
Sumiken Mitsui Road Co. Ltd.	60,000	568,839
Sumitomo Densetsu Co. Ltd.	175,000	3,189,909
Totetsu Kogyo Co. Ltd.	250,000	5,334,978
Watanabe Sato Co. Ltd.	60,000	1,634,046
		68,005,988
Electrical Equipment - 0.8%
Acuity Brands, Inc.	350,000	67,035,500
Aichi Electric Co. Ltd.	150,000	3,697,994
AQ Group AB (a)	853,205	27,725,250
Atkore, Inc. (a)	10,000	1,077,800
BizLink Holding, Inc.	25,000	272,559
Canare Electric Co. Ltd.	95,000	1,252,215
Dewhurst PLC	25,000	531,568
GrafTech International Ltd.	247,500	2,593,800
Hammond Power Solutions, Inc. Class A	529,700	5,121,357
Iwabuchi Corp.	10,000	445,562
Terasaki Electric Co. Ltd.	110,000	1,019,738
		110,773,343
Industrial Conglomerates - 0.0%
Reunert Ltd.	300,000	934,534
Rheinmetall AG	10,000	1,045,498
		1,980,032
Machinery - 0.9%
Daihatsu Diesel Manufacturing Co. Ltd. (b)	3,184,000	14,885,592
Daiwa Industries Ltd.	1,100,000	10,831,424
Estic Corp.	386,490	3,633,924
Fujimak Corp. (b)	820,000	5,055,385
Fukushima Industries Corp.	100,000	3,672,196
Haitian International Holdings Ltd.	350,000	910,583
Hokuetsu Industries Co. Ltd.	150,000	1,196,361
Hosokawa Micron Corp.	150,000	3,812,084
Hy-Lok Corp.	150,000	1,991,933
Ihara Science Corp.	200,000	3,925,730
Impro Precision Industries Ltd. (d)	250,000	61,866
Kito Corp.	25,000	373,528
Koike Sanso Kogyo Co. Ltd.	35,000	627,684
Mitsuboshi Belting Ltd.	12,500	230,494
Mitsui Engineering & Shipbuilding Co. (a)	1,600,000	4,871,372
Nakanishi Manufacturing Co. Ltd.	250,000	2,791,971
Nansin Co. Ltd.	250,000	1,134,307
Park-Ohio Holdings Corp.	65,900	1,333,816
Sakura Rubber Co. Ltd.	41,100	1,157,400
Sansei Co. Ltd. (b)	850,000	2,981,918
Semperit AG Holding	300,000	9,103,683
Shinwa Co. Ltd.	75,000	1,320,490
SIMPAC, Inc.	2,300,000	11,667,032
Teikoku Sen-I Co. Ltd.	450,000	7,845,122
TK Group Holdings Ltd.	36,536,000	12,155,701
Tocalo Co. Ltd.	400,000	4,860,835
Tsubakimoto Chain Co.	1,000	28,005
Yamada Corp.	80,000	1,740,570
		114,201,006
Marine - 0.0%
Japan Transcity Corp.	1,400,000	7,875,120
Professional Services - 0.8%
ABIST Co. Ltd. (b)	260,000	6,552,390
Akka Technologies SA (a)	660,000	36,059,313
Altech Corp.	194,053	3,049,147
Artner Co. Ltd.	25,000	189,691
Barrett Business Services, Inc.	5,000	320,000
BeNext-Yumeshin Group Co.	75,000	1,023,110
Bertrandt AG	141,993	8,309,883
Career Design Center Co. Ltd.	150,000	1,199,768
en japan, Inc.	50,000	1,205,106
Gakujo Co. Ltd.	73,422	624,524
Hito Communications Holdings, Inc.	10,000	180,378
HRnetgroup Ltd.	25,000	14,074
JAC Recruitment Co. Ltd.	300,000	5,215,892
Kelly Services, Inc. Class A (non-vtg.)	50,000	854,000
McMillan Shakespeare Ltd.	2,300,000	18,340,624
Quick Co. Ltd.	700,027	7,940,205
SaraminHR Co. Ltd.	25,000	817,382
SHL-JAPAN Ltd.	159,600	3,704,048
TrueBlue, Inc. (a)	66,991	1,781,961
WDB Holdings Co. Ltd.	125,000	2,945,056
Will Group, Inc.	102,800	1,106,836
World Holdings Co. Ltd.	97,800	1,975,571
		103,408,959
Road & Rail - 0.9%
Autohellas SA (b)	2,600,000	28,078,137
Daqin Railway Co. Ltd. (A Shares)	42,000,622	43,757,951
Hamakyorex Co. Ltd.	250,000	6,211,603
Higashi Twenty One Co. Ltd.	48,418	266,989
NANSO Transport Co. Ltd.	125,000	1,177,041
Nikkon Holdings Co. Ltd.	400,000	7,535,213
SENKO Co. Ltd.	600,000	4,817,965
Stef SA	177,660	20,729,967
Tohbu Network Co. Ltd.	175,000	1,354,306
Universal Logistics Holdings, Inc.	10,000	170,300
		114,099,472
Trading Companies & Distributors - 5.1%
Alconix Corp.	18,000	210,506
Alligo AB (B Shares)	450,000	9,474,820
Bergman & Beving AB (B Shares)	625,000	8,933,382
Canox Corp.	422,100	4,629,179
Chori Co. Ltd. (b)	1,566,400	24,152,390
Daiichi Jitsugyo Co. Ltd.	25,000	911,821
Green Cross Co. Ltd. (b)	612,000	4,920,414
Hanwa Co. Ltd.	200,000	5,492,472
HERIGE	60,000	2,870,712
Itochu Corp.	15,000,000	481,896,950
James Latham PLC	10,000	166,996
Kamei Corp. (b)	2,150,000	18,771,034
Lumax International Corp. Ltd.	1,588,740	4,217,566
Mitani Shoji Co. Ltd.	2,660,000	44,937,094
Mitsubishi Corp.	1,000,000	33,952,437
Narasaki Sangyo Co. Ltd.	70,000	1,273,078
Nishikawa Keisoku Co. Ltd.	20,000	851,116
Parker Corp.	100	450
Rasa Corp. (a)	250,000	2,097,569
Sakai Trading Co. Ltd.	30,000	548,158
Sam Yung Trading Co. Ltd.	10,000	114,509
Sanyo Trading Co. Ltd.	200,000	1,732,955
Shinsho Corp.	100,000	3,093,027
Totech Corp.	53,181	1,128,454
Yamazen Co. Ltd.	100,000	869,980
Yuasa Trading Co. Ltd.	675,000	17,082,154
		674,329,223
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	3,000,000	2,541,421
Isewan Terminal Service Co. Ltd.	300,000	1,854,315
Meiko Transportation Co. Ltd.	100,000	946,188
Qingdao Port International Co. Ltd. (H Shares) (d)	17,000,000	9,225,336
		14,567,260

TOTAL INDUSTRIALS		1,332,442,335

INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 0.0%
HF Co.	157,172	1,284,359
Electronic Equipment & Components - 1.5%
AAC Technology Holdings, Inc.	5,000	15,182
Ai Holdings Corp.	25,000	387,450
CONEXIO Corp.	10,000	120,706
Daido Signal Co. Ltd.	425,000	2,270,803
Elematec Corp.	800,000	7,268,505
FLEXium Interconnect, Inc.	25,000	88,818
Forval Corp.	1,000	7,754
Hagiwara Electric Holdings Co. Ltd.	350,000	5,994,420
Insight Enterprises, Inc. (a)	1,000	94,150
Kimball Electronics, Inc. (a)	100	1,979
Kingboard Chemical Holdings Ltd.	6,950,000	33,552,695
Lacroix SA	370,000	17,262,711
Makus, Inc.	300,000	1,927,029
New Cosmos Electric Co. Ltd.	35,000	626,204
Nihon Denkei Co. Ltd.	75,000	854,113
PAX Global Technology Ltd.	11,000,000	7,967,500
Redington (India) Ltd.	17,953,742	39,306,579
Riken Kieki Co. Ltd.	400,000	19,137,447
Shibaura Electronics Co. Ltd.	215,000	12,547,714
Simplo Technology Co. Ltd.	1,400,000	16,023,178
TD SYNNEX Corp.	50,000	5,228,500
Test Research, Inc.	50,000	106,131
Thinking Electronic Industries Co. Ltd.	1,600,000	8,468,385
Vontier Corp.	100,000	2,811,000
VSTECS Holdings Ltd.	20,310,900	20,120,344
Zepp Health Corp. ADR (a)	1,000	4,980
Zhejiang Dahua Technology Co. Ltd. (A Shares)	99,950	302,661
		202,496,938
IT Services - 2.5%
Alliance Data Systems Corp.	41,466	2,862,813
Amdocs Ltd.	625,000	47,431,250
Asahi Intelligence Service Co.	13,100	142,588
Avant Corp.	300,000	2,660,643
CDS Co. Ltd.	46,700	648,576
Cielo SA	3,400,000	1,472,665
Concentrix Corp.	50,000	10,049,500
Data Applications Co. Ltd.	30,200	421,929
Dimerco Data System Corp.	549,999	1,355,263
DTS Corp.	550,003	11,736,574
E-Credible Co. Ltd.	240,000	3,607,267
Enea Data AB (a)	150,000	3,930,612
Estore Corp.	150,000	1,899,876
Future Corp.	1,225,000	15,716,476
IFIS Japan Ltd.	189,800	1,096,564
Jfe Systems, Inc.	12,400	225,808
Korea Information & Communication Co. Ltd. (a)	325,000	2,381,606
KPS AG	15,000	78,087
Maximus, Inc.	1,000	77,320
Neurones	12,000	458,630
Nice Information & Telecom, Inc.	150,749	3,397,739
NS Solutions Corp.	1,000	28,438
Poletowin Pitcrew Holdings, Inc.	10,000	82,023
Relia, Inc.	1,000	8,452
Societe Pour L'Informatique Industrielle SA	174,000	8,150,417
Sopra Steria Group	240,000	42,195,104
TDC Soft, Inc.	201,107	1,843,171
The Western Union Co. (c)	9,000,000	170,190,000
Wavestone	1,000	54,763
		334,204,154
Semiconductors & Semiconductor Equipment - 0.2%
Miraial Co. Ltd. (b)	600,000	8,078,982
Phison Electronics Corp.	600,000	9,952,307
Protec Co. Ltd.	5,352	149,985
Systems Technology, Inc.	5,000	76,444
		18,257,718
Software - 0.5%
Cresco Ltd.	200,000	3,105,293
Fukui Computer Holdings, Inc.	10,000	260,760
InfoVine Co. Ltd.	63,600	1,202,021
KSK Co., Ltd.	121,900	2,417,635
Linedata Services	10,000	452,526
Miroku Jyoho Service Co., Ltd.	10,000	104,649
Sinosoft Tech Group Ltd.	5,000,000	504,851
System Information Co. Ltd.	100,000	793,188
System Research Co. Ltd.	200,000	3,055,193
Uchida Esco Co. Ltd.	170,000	6,113,016
VMware, Inc. Class A (a)	396,563	50,950,414
		68,959,546
Technology Hardware, Storage & Peripherals - 0.5%
Chenbro Micom Co. Ltd.	100,000	302,064
Elecom Co. Ltd.	100,000	1,210,330
HP, Inc.	1,500,540	55,114,834
MCJ Co. Ltd.	366,800	3,149,033
TSC Auto ID Technology Corp.	200,000	1,417,817
		61,194,078

TOTAL INFORMATION TECHNOLOGY		686,396,793

MATERIALS - 3.9%
Chemicals - 2.9%
AdvanSix, Inc.	10,100	425,109
Air Water, Inc.	100,000	1,524,246
Birla Carbon Thailand PCL (For. Reg.)	50,000	79,466
C. Uyemura & Co. Ltd.	370,000	18,276,888
Ciner Resources LP	25,000	493,750
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	197,601
Daishin-Chemical Co. Ltd. (b)	411,495	4,717,928
EcoGreen International Group Ltd.	1,000,000	230,049
HEXPOL AB (B Shares)	5,000	59,659
Ingevity Corp. (a)	1,000	65,910
Insecticides (India) Ltd. (a)	53,200	511,050
Isamu Paint Co. Ltd. (c)	20,000	589,174
Johnson Matthey PLC	5,000	132,043
K+S AG	400,000	7,636,614
Kangnam Jevisco Co. Ltd.	10,000	208,707
KPX Holdings Corp.	12,000	605,376
Kuriyama Holdings Corp.	225,000	1,906,993
Nippon Soda Co. Ltd.	160,000	4,578,471
Okamoto Industries, Inc.	2,000	70,637
Scientex Bhd	12,153,600	13,448,116
Scientex Bhd warrants 1/14/26 (a)	810,240	238,296
Thai Rayon PCL NVDR	250,000	401,298
The Mosaic Co.	7,550,000	301,622,500
Toho Acetylene Co. Ltd.	158,100	1,761,250
Tokuyama Corp.	61,200	974,140
Westlake Chemical Partners LP	100	2,669
Yara International ASA	500,000	25,673,929
Yip's Chemical Holdings Ltd.	3,500,000	1,975,500
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	356,640	941,916
		389,349,285
Construction Materials - 0.2%
Buzzi Unicem SpA	368,500	7,694,672
Mitani Sekisan Co. Ltd.	226,385	12,744,368
Yamau Holdings Co. Ltd.	5,000	28,504
		20,467,544
Containers & Packaging - 0.1%
Chuoh Pack Industry Co. Ltd.	12,000	111,745
Groupe Guillin SA	10,000	267,556
Mayr-Melnhof Karton AG	65,000	12,645,949
Packaging Corp. of America	10,000	1,506,300
Showa Paxxs Corp.	5,000	70,467
		14,602,017
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit (c)	200,000	5,932,000
Chubu Steel Plate Co. Ltd.	458,800	3,229,137
CI Resources Ltd.	400,000	283,939
CK-SAN-ETSU Co. Ltd.	110,000	3,808,806
Gatos Silver, Inc. (a)	275,200	855,872
Mount Gibson Iron Ltd.	33,209,314	9,918,753
Okaya & Co. Ltd.	100	8,478
Pacific Metals Co. Ltd.	600,999	11,976,510
Perenti Global Ltd.	24,000,434	13,146,487
Rio Tinto PLC sponsored ADR (c)	125,000	8,925,000
St Barbara Ltd.	10,000,732	8,762,655
Teck Resources Ltd. Class B (sub. vtg.)	600,000	18,531,251
Warrior Metropolitan Coal, Inc.	180,000	4,716,000
Young Poong Corp.	1,000	517,843
		90,612,731
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	6,816	95,983

TOTAL MATERIALS		515,127,560

REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
Arealink Co. Ltd.	50,000	633,372
Business One Holdings, Inc.	17,400	70,601
Century21 Real Estate Japan Ltd.	10,000	90,287
Daito Trust Construction Co. Ltd.	500,000	57,333,275
Dongwon Development Co. Ltd.	10,000	40,112
Lai Sun Garment (International) Ltd. (a)	303,370	146,346
Nisshin Group Holdings Co. (b)	2,850,000	12,226,307
Realogy Holdings Corp. (a)	25,000	412,500
Sunnexta Group, Inc.	25,000	229,288
		71,182,088
UTILITIES - 2.0%
Electric Utilities - 1.6%
Fjordkraft Holding ASA (d)	400,000	1,705,558
Holding Co. ADMIE IPTO SA	25,000	70,631
PG&E Corp. (a)	11,000,000	140,690,000
Power Grid Corp. of India Ltd.	250,033	725,123
PPL Corp.	2,300,134	68,267,977
		211,459,289
Gas Utilities - 0.4%
China Resource Gas Group Ltd.	1,800,000	9,016,644
GAIL India Ltd.	7,684,648	14,994,234
Hokuriku Gas Co.	75,000	1,943,155
Keiyo Gas Co. Ltd.	15,000	435,711
Seoul City Gas Co. Ltd.	100,000	14,419,972
YESCO Co. Ltd.	240,000	7,088,968
		47,898,684
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	245,346

TOTAL UTILITIES		259,603,319

TOTAL COMMON STOCKS
(Cost $7,593,273,895)		11,946,676,150

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	15,000	1,404,735
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%	1,500	143,925
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,050,426)		1,548,660
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23(f)
(Cost $300,000)	300,000	295,189
	Shares	Value

Money Market Funds - 9.7%
Fidelity Cash Central Fund 0.08% (g)	1,103,201,647	1,103,422,287
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	183,887,937	183,906,325
TOTAL MONEY MARKET FUNDS
(Cost $1,287,328,612)		1,287,328,612
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $8,881,952,933)		13,235,848,611
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,128,799)
NET ASSETS - 100%		$13,223,719,812

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,497,093 or 0.2% of net assets.

 (e) Level 3 security

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$1,271,391,788	$1,651,222,126	$1,819,191,627	$487,357	$--	$--	$1,103,422,287	1.9%
Fidelity Securities Lending Cash Central Fund 0.08%	64,608,317	684,242,668	564,944,660	454,663	--	--	183,906,325	0.6%
Total	$1,336,000,105	$2,335,464,794	$2,384,136,287	$942,020	$--	$--	$1,287,328,612

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ABIST Co. Ltd.	$6,932,227	$--	$--	$200,801	$--	$(379,837)	$6,552,390
Autohellas SA	22,515,025	--	--	--	--	5,563,112	28,078,137
Chori Co. Ltd.	26,857,467	--	--	497,965	--	(2,705,077)	24,152,390
Cooper-Standard Holding, Inc.	18,237,188	16,896,193	--	--	--	(1,425,821)	33,707,560
Daihatsu Diesel Manufacturing Co. Ltd.	14,076,296	--	--	--	--	809,296	14,885,592
Daishin-Chemical Co. Ltd.	5,307,556	--	--	--	--	(589,628)	4,717,928
Fuji Corp.	15,074,755	--	612,685	217,873	744	(1,407,968)	13,054,846
Fujimak Corp.	6,039,469	--	--	128,387	--	(984,084)	5,055,385
G-Tekt Corp.	41,180,031	--	--	618,573	--	(6,084,349)	35,095,682
Gendai Agency, Inc.	2,657,582	--	--	19,303	--	(245,081)	2,412,501
Green Cross Co. Ltd.	5,455,868	--	--	--	--	(535,454)	4,920,414
Guess?, Inc.	82,584,000	--	9,003,922	1,122,188	(1,089,123)	3,475,045	75,966,000
Gwangju Shinsegae Co. Ltd.	15,668,922	--	--	240,042	--	(2,317,145)	13,351,777
Handsman Co. Ltd.	10,485,564	--	--	--	--	(2,230,586)	8,254,978
HF Co.	1,664,767	--	500,932	--	(96,718)	217,242	--
Jinro Distillers Co. Ltd.	12,915,754	--	--	437,626	--	(1,337,078)	11,578,676
Kamei Corp.	22,302,539	--	--	284,818	--	(3,531,505)	18,771,034
Lacroix SA	18,703,701	--	224,153	--	100,085	(1,316,922)	--
MegaStudy Co. Ltd.	13,059,256	--	--	459,350	--	(2,669,416)	10,389,840
MegaStudyEdu Co. Ltd.	69,080,669	--	--	528,480	--	(30,599)	69,050,070
Miraial Co. Ltd.	6,787,293	--	--	160,657	--	1,291,689	8,078,982
Nisshin Group Holdings Co.	12,261,975	--	--	--	--	(35,668)	12,226,307
Peyto Exploration & Development Corp.	72,292,466	--	--	1,330,232	--	25,452,105	97,744,571
Sansei Co. Ltd.	3,579,600	--	--	--	--	(597,682)	2,981,918
Satudora Holdings Co. Ltd.	6,144,205	--	--	--	--	(728,136)	5,416,069
Southwestern Energy Co.	237,196,071	--	--	--	--	(15,611,631)	--
TBK Co. Ltd.	6,743,539	--	--	68,177	--	(437,302)	6,306,237
Tokatsu Holdings Co. Ltd.	968,506	--	--	--	--	(47,665)	920,841
Treasure Factory Co. Ltd.	7,204,776	--	786,922	49,412	(116,489)	(1,268,667)	5,032,698
Yorozu Corp.	20,561,834	--	1,131,325	86,039	(1,404,661)	(3,505,053)	14,520,795
Zappallas, Inc.	4,018,048	--	467,238	--	(588,268)	(60,700)	2,901,842
Total	$788,556,949	$16,896,193	$12,727,177	$6,449,923	$(3,194,430)	$(13,274,565)	$536,125,460

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$248,871,731	$165,958,887	$82,912,844	$--
Consumer Discretionary	2,454,355,614	1,314,710,319	1,139,645,295	--
Consumer Staples	666,762,974	250,748,554	415,990,528	23,892
Energy	1,449,430,080	1,120,750,651	328,460,728	218,701
Financials	2,198,903,205	1,670,443,480	528,459,725	--
Health Care	2,065,149,111	1,903,340,996	161,808,115	--
Industrials	1,332,442,335	135,353,400	1,197,088,865	70
Information Technology	686,396,793	346,289,405	340,107,388	--
Materials	515,127,560	343,076,361	172,051,199	--
Real Estate	71,182,088	412,500	70,769,588	--
Utilities	259,603,319	208,957,977	50,645,342	--
Corporate Bonds	295,189	--	295,189	--
Money Market Funds	1,287,328,612	1,287,328,612	--	--
Total Investments in Securities:	$13,235,848,611	$8,747,371,142	$4,488,234,806	$242,663

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	55.6%
Japan	14.4%
United Kingdom	4.3%
Canada	3.9%
Korea (South)	3.6%
France	2.4%
Cayman Islands	2.3%
India	1.8%
China	1.8%
British Virgin Islands	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	7.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $181,514,360) — See accompanying schedule: Unaffiliated issuers (cost $7,072,939,776)	$11,412,394,539
Fidelity Central Funds (cost $1,287,328,612)	1,287,328,612
Other affiliated issuers (cost $521,684,545)	536,125,460
Total Investment in Securities (cost $8,881,952,933)		$13,235,848,611
Foreign currency held at value (cost $1,229,907)		1,229,715
Receivable for investments sold		36,004,222
Receivable for fund shares sold		145,169,734
Dividends receivable		15,984,764
Interest receivable		1,581
Distributions receivable from Fidelity Central Funds		111,629
Receivable from investment adviser for expense reductions		7,885
Total assets		13,434,358,141
Liabilities
Payable for investments purchased	$17,436,007
Payable for fund shares redeemed	120,468
Other payables and accrued expenses	9,203,105
Collateral on securities loaned	183,878,749
Total liabilities		210,638,329
Net Assets		$13,223,719,812
Net Assets consist of:
Paid in capital		$8,745,674,472
Total accumulated earnings (loss)		4,478,045,340
Net Assets		$13,223,719,812
Net Asset Value, offering price and redemption price per share ($13,223,719,812 ÷ 677,424,752 shares)		$19.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends (including $6,449,923 earned from other affiliated issuers)		$128,615,047
Interest		4,649
Income from Fidelity Central Funds (including $454,663 from security lending)		942,020
Total income		129,561,716
Expenses
Custodian fees and expenses	$327,499
Independent trustees' fees and expenses	24,531
Total expenses before reductions	352,030
Expense reductions	(118,326)
Total expenses after reductions		233,704
Net investment income (loss)		129,328,012
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,122,241)	573,616,989
Other affiliated issuers	(3,194,430)
Foreign currency transactions	1,768,414
Total net realized gain (loss)		572,190,973
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $7,463,195)	(154,173,582)
Other affiliated issuers	(13,274,565)
Assets and liabilities in foreign currencies	(2,084,215)
Total change in net unrealized appreciation (depreciation)		(169,532,362)
Net gain (loss)		402,658,611
Net increase (decrease) in net assets resulting from operations		$531,986,623

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$129,328,012	$281,043,813
Net realized gain (loss)	572,190,973	1,963,421,109
Change in net unrealized appreciation (depreciation)	(169,532,362)	3,398,906,709
Net increase (decrease) in net assets resulting from operations	531,986,623	5,643,371,631
Distributions to shareholders	(2,341,123,420)	(560,407,401)
Share transactions
Proceeds from sales of shares	837,868,357	1,070,269,829
Reinvestment of distributions	2,341,123,420	560,407,401
Cost of shares redeemed	(2,037,487,503)	(4,609,996,978)
Net increase (decrease) in net assets resulting from share transactions	1,141,504,274	(2,979,319,748)
Total increase (decrease) in net assets	(667,632,523)	2,103,644,482
Net Assets
Beginning of period	13,891,352,335	11,787,707,853
End of period	$13,223,719,812	$13,891,352,335
Other Information
Shares
Sold	41,462,277	51,249,739
Issued in reinvestment of distributions	119,292,853	32,527,746
Redeemed	(103,110,166)	(234,889,944)
Net increase (decrease)	57,644,964	(151,112,459)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.41	$15.29	$16.42	$18.79	$17.30	$14.80
Income from Investment Operations
Net investment income (loss)A,B	.19	.40	.38	.44	.40	.23
Net realized and unrealized gain (loss)	.60	7.49	(.65)	(1.37)	1.91	2.50
Total from investment operations	.79	7.89	(.27)	(.93)	2.31	2.73
Distributions from net investment income	(.51)	(.44)	(.45)	(.42)	(.28)	(.19)
Distributions from net realized gain	(3.17)	(.33)	(.40)	(1.02)	(.54)	(.04)
Total distributions	(3.68)	(.77)	(.86)C	(1.44)	(.82)	(.23)
Net asset value, end of period	$19.52	$22.41	$15.29	$16.42	$18.79	$17.30
Total ReturnD,E	3.90%	53.18%	(1.89)%	(5.13)%	13.82%	18.69%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.01%H	.01%	.01%	.01%	.01%	.52%
Expenses net of fee waivers, if any	- %H,I	- %I	.01%	.01%	.01%	.52%
Expenses net of all reductions	- %H,I	- %I	.01%	.01%	- %I	.52%
Net investment income (loss)	1.86%H	2.08%	2.46%	2.61%	2.19%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$13,223,720	$13,891,352	$11,787,708	$13,589,092	$14,520,045	$4,948,389
Portfolio turnover rateJ	10%H	10%	19%	27%	13%	35%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,972,471,531
Gross unrealized depreciation	(680,403,590)
Net unrealized appreciation (depreciation)	$4,292,067,941
Tax cost	$8,943,780,670

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Intrinsic Opportunities Fund	631,946,989	1,596,969,667

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Intrinsic Opportunities Fund	$12,376

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Intrinsic Opportunities Fund	257,464,429	82,208,220	(18,204,788)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series Intrinsic Opportunities Fund	4,065

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Intrinsic Opportunities Fund	$47,547	$12	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through November 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $118,321.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Series Intrinsic Opportunities Fund	- %C
Actual		$1,000.00	$1,039.00	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount Represents less than $.005.

 E 5% return per year before expenses

O2T-SANN-0422
1.951015.109

Fidelity Flex® Funds

Fidelity Flex® Intrinsic Opportunities Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Anthem, Inc.	5.4
Itochu Corp.	3.7
JD Sports Fashion PLC	2.9
Synchrony Financial	2.8
UnitedHealth Group, Inc.	2.5
Discover Financial Services	2.4
AFLAC, Inc.	2.4
The Mosaic Co.	2.3
United Therapeutics Corp.	2.1
Lear Corp.	1.8
28.3

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Consumer Discretionary	18.4
Financials	17.0
Health Care	15.8
Energy	11.4
Industrials	10.6

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	91.2%
Short-Term Investments and Net Other Assets (Liabilities)	8.8%

 * Foreign investments - 44.2%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value
COMMUNICATION SERVICES - 1.6%
Entertainment - 0.0%
GungHo Online Entertainment, Inc.	463	$9,723
Interactive Media & Services - 0.5%
Cars.com, Inc. (a)	1,185	18,462
Dip Corp.	1,184	37,485
JOYY, Inc. ADR	1,295	65,475
Zappallas, Inc.	885	3,669
ZIGExN Co. Ltd.	5,000	12,582
		137,673
Media - 0.9%
AMC Networks, Inc. Class A (a)	221	9,421
Cogeco Communications, Inc.	65	5,335
Comcast Corp. Class A	1,132	56,589
Corus Entertainment, Inc. Class B (non-vtg.)	710	2,810
Discovery Communications, Inc. Class C (non-vtg.) (a)	2,600	71,110
DMS, Inc.	664	7,412
F@N Communications, Inc.	1,290	4,256
Gendai Agency, Inc.	1,954	5,546
Gray Television, Inc.	100	2,085
Hyundai HCN	3,992	11,282
Pico Far East Holdings Ltd.	17,939	2,977
Proto Corp.	200	2,322
Trenders, Inc.	409	2,649
ViacomCBS, Inc. Class B	1,706	57,066
WOWOW INC.	590	8,525
		249,385
Wireless Telecommunication Services - 0.2%
KDDI Corp.	462	14,760
Okinawa Cellular Telephone Co.	1,140	49,666
		64,426

TOTAL COMMUNICATION SERVICES		461,207

CONSUMER DISCRETIONARY - 18.4%
Auto Components - 5.8%
Adient PLC (a)	3,451	144,838
ASTI Corp.	507	7,723
Burelle SA	6	4,273
Cie Automotive SA	510	14,814
Cooper-Standard Holding, Inc. (a)	3,586	73,836
DaikyoNishikawa Corp.	2,990	15,456
Eagle Industry Co. Ltd.	700	6,712
G-Tekt Corp.	6,387	76,808
Gentex Corp.	482	15,135
Hi-Lex Corp.	297	3,571
Hyundai Mobis	1,393	273,412
IJTT Co. Ltd.	3,448	17,683
Lear Corp.	3,038	508,318
Linamar Corp.	5,770	319,786
Murakami Corp.	65	1,490
Patrick Industries, Inc.	43	2,769
Piolax, Inc.	1,100	16,703
Plastic Omnium SA	1,557	36,215
Seoyon Co. Ltd.	1,127	11,275
Strattec Security Corp. (a)	58	2,198
TBK Co. Ltd.	4,879	17,093
Topre Corp.	991	10,348
TPR Co. Ltd.	1,926	24,404
Yorozu Corp.	3,424	28,789
		1,633,649
Distributors - 0.1%
Doshisha Co. Ltd.	859	11,375
Harima-Kyowa Co. Ltd.	349	5,160
Nakayamafuku Co. Ltd.	537	1,618
Yagi & Co. Ltd.	1,095	12,825
		30,978
Diversified Consumer Services - 0.8%
Cross-Harbour Holdings Ltd.	4,335	6,132
Heian Ceremony Service Co. Ltd.	1,299	9,889
Kukbo Design Co. Ltd.	930	14,496
MegaStudy Co. Ltd.	2,610	24,948
MegaStudyEdu Co. Ltd.	2,158	148,947
Multicampus Co. Ltd.	135	4,769
Step Co. Ltd.	588	9,288
Tsukada Global Holdings, Inc. (a)	1,345	3,213
		221,682
Hotels, Restaurants & Leisure - 0.3%
Betsson AB (B Shares)	1,700	9,512
Fairwood Holdings Ltd.	600	1,200
Kindred Group PLC (depositary receipt)	600	6,970
Ride On Express Holdings Co. Lt	200	2,647
The Restaurant Group PLC (a)	43,086	55,243
		75,572
Household Durables - 2.5%
Ace Bed Co. Ltd.	507	18,187
Avantia Co. Ltd.	1,010	7,285
Bellway PLC	240	9,235
Cuckoo Holdings Co. Ltd.	510	7,366
Emak SpA	3,041	6,791
FJ Next Co. Ltd.	2,110	18,156
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	14,928	89,632
Hamilton Beach Brands Holding Co.:
Class A	398	5,516
Class B (a)	104	1,441
Helen of Troy Ltd. (a)	700	146,531
Mohawk Industries, Inc. (a)	1,079	170,342
Open House Group Co. Ltd.	269	13,927
Pressance Corp.	1,526	27,885
Sanei Architecture Planning Co. Ltd.	738	10,285
Taylor Morrison Home Corp. (a)	5,393	165,511
		698,090
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	252	3,333
CROOZ, Inc. (a)	100	717
Danawa Co. Ltd.	107	2,102
Hamee Corp.	200	1,789
Hyundai Home Shopping Network Corp.	7	352
Moneysupermarket.com Group PLC	2,660	6,798
Papyless Co. Ltd.	200	2,158
Vipshop Holdings Ltd. ADR (a)	400	3,724
		20,973
Leisure Products - 0.0%
Mars Group Holdings Corp.	1,039	14,698
Multiline Retail - 0.2%
Big Lots, Inc.	300	12,573
Lifestyle China Group Ltd. (a)	26,833	4,005
Lifestyle International Holdings Ltd. (a)	29,085	15,865
Macy's, Inc.	1,036	26,522
Pan Pacific International Holdings Ltd.	56	754
Ryohin Keikaku Co. Ltd.	206	2,958
Treasure Factory Co. Ltd.	1,500	10,784
		73,461
Specialty Retail - 6.6%
Arcland Sakamoto Co. Ltd.	1,295	17,687
AT-Group Co. Ltd.	2,158	29,536
Bed Bath & Beyond, Inc. (a)	909	14,762
Foot Locker, Inc.	4,314	192,750
Fuji Corp.	4,198	42,138
Genesco, Inc. (a)	623	40,078
Goldlion Holdings Ltd.	20,919	4,372
Guess?, Inc.	7,118	163,856
Handsman Co. Ltd.	1,817	20,185
Hour Glass Ltd.	40,407	56,758
International Housewares Retail Co. Ltd.	3,900	1,333
JB Hi-Fi Ltd.	492	16,098
JD Sports Fashion PLC	321,371	824,050
K's Holdings Corp.	3,876	38,142
Ku Holdings Co. Ltd.	1,413	12,212
Leon's Furniture Ltd.	364	7,188
Lookers PLC (a)	3,142	3,961
Mandarake, Inc.	100	481
Nafco Co. Ltd.	200	2,921
Nitori Holdings Co. Ltd.	73	10,458
Nojima Co. Ltd.	83	1,674
Padini Holdings Bhd	1,900	1,306
Sally Beauty Holdings, Inc. (a)	9,951	170,859
Samse SA	45	10,307
SuperGroup PLC (a)	326	918
T-Gaia Corp.	67	972
The Buckle, Inc.	2,180	82,055
Tokatsu Holdings Co. Ltd.	494	1,820
Urban Outfitters, Inc. (a)	2,932	84,207
Vita Group Ltd.	18	4
		1,853,088
Textiles, Apparel & Luxury Goods - 2.0%
Best Pacific International Holdings Ltd.	60,725	18,135
Capri Holdings Ltd. (a)	6,687	401,688
Carter's, Inc.	40	3,725
Embry Holdings Ltd.	1,000	136
Fossil Group, Inc. (a)	5,230	58,001
Gildan Activewear, Inc.	450	17,913
Hagihara Industries, Inc.	604	6,245
Magni-Tech Industries Bhd	23,408	10,880
PVH Corp.	240	22,802
Sitoy Group Holdings Ltd.	19,000	1,302
Ted Baker PLC (a)	11,567	13,809
Texwinca Holdings Ltd.	2,000	389
Youngone Holdings Co. Ltd.	176	7,196
		562,221

TOTAL CONSUMER DISCRETIONARY		5,184,412

CONSUMER STAPLES - 4.8%
Beverages - 0.9%
A.G. Barr PLC	600	4,022
Britvic PLC	13,967	171,414
C&C Group PLC (United Kingdom) (a)	835	2,503
Jinro Distillers Co. Ltd.	1,855	46,668
Lucas Bols BV (a)(b)	192	2,497
Olvi PLC (A Shares)	167	9,062
Spritzer Bhd	200	96
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	13,315	23,880
		260,142
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	499	20,126
Amsterdam Commodities NV (a)	1,392	39,909
Belc Co. Ltd.	100	4,695
Corporativo Fragua S.A.B. de CV	100	1,623
Daiichi Co. Ltd.	631	4,597
G-7 Holdings, Inc.	400	4,831
Genky DrugStores Co. Ltd.	918	28,807
Halows Co. Ltd.	128	3,076
MARR SpA	1,742	37,109
Natural Grocers by Vitamin Cottage, Inc.	200	2,920
Nihon Chouzai Co. Ltd.	239	2,773
OM2 Network Co. Ltd.	657	6,100
Qol Holdings Co. Ltd.	331	3,856
Retail Partners Co. Ltd.	400	4,129
Satudora Holdings Co. Ltd.	2,277	12,649
Sprouts Farmers Market LLC (a)	459	12,457
Valor Holdings Co. Ltd.	1,324	25,450
YAKUODO Holdings Co. Ltd.	283	5,739
		220,846
Food Products - 1.8%
Ajinomoto Malaysia Bhd	2,925	10,422
Armanino Foods of Distinction	1,332	4,502
Bell AG	73	22,160
Carr's Group PLC	15,269	32,673
Cranswick PLC	932	46,185
Delfi Ltd.	26,377	14,305
Delsole Corp.	614	2,985
Fresh Del Monte Produce, Inc.	3,355	93,370
Ingredion, Inc.	1,618	153,225
Kaneko Seeds Co. Ltd.	432	5,650
Kaveri Seed Co. Ltd.	527	3,918
Lassonde Industries, Inc. Class A (sub. vtg.)	120	14,444
LDC SA	52	5,942
London Biscuits Bhd (a)(c)	3,375	16
Origin Enterprises PLC	1,809	6,925
Pickles Corp.	266	3,680
Prima Meat Packers Ltd.	2,788	61,232
S Foods, Inc.	606	18,615
Sunjuice Holdings Co. Ltd.	200	2,264
Tate & Lyle PLC	100	957
Toyo Sugar Refining Co. Ltd.	631	5,659
Tyson Foods, Inc. Class A	48	4,363
		513,492
Household Products - 0.0%
Transaction Co. Ltd.	819	8,006
Personal Products - 1.1%
Hengan International Group Co. Ltd.	10,368	50,682
Herbalife Nutrition Ltd. (a)	5,716	242,987
		293,669
Tobacco - 0.2%
KT&G Corp.	722	46,632
Scandinavian Tobacco Group A/S (b)	737	15,888
		62,520

TOTAL CONSUMER STAPLES		1,358,675

ENERGY - 11.4%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	170	150
Bristow Group, Inc. (a)	477	15,669
Geospace Technologies Corp. (a)	1,161	10,159
Liberty Oilfield Services, Inc. Class A (a)	1,638	19,820
Oil States International, Inc. (a)	5,061	31,732
Smart Sand, Inc. (a)	1,617	3,169
Solaris Oilfield Infrastructure, Inc. Class A	628	4,842
Tidewater, Inc. warrants 11/14/24 (a)	50	25
		85,566
Oil, Gas & Consumable Fuels - 11.1%
Alvopetro Energy Ltd.	600	2,100
Antero Resources Corp. (a)	300	5,859
ARC Resources Ltd.	371	4,346
Baytex Energy Corp. (a)	7,809	28,996
Beach Energy Ltd.	4,064	4,293
Berry Corp.	165	1,434
Birchcliff Energy Ltd.	15,165	74,802
Bonterra Energy Corp. (a)	653	3,976
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	1,182	11,158
(Canada)	12,942	188,253
China Petroleum & Chemical Corp.:
(H Shares)	506,860	265,387
sponsored ADR (H Shares)	152	7,919
Civitas Resources, Inc.	2,653	144,589
Delek U.S. Holdings, Inc. (a)	482	7,481
Denbury, Inc. warrants 9/18/23 (a)	92	3,704
Diamondback Energy, Inc.	158	19,933
EQT Corp.	4,340	92,225
Equitrans Midstream Corp.	337	2,733
HollyFrontier Corp.	1,147	40,329
Marathon Oil Corp.	1,044	20,327
Motor Oil (HELLAS) Corinth Refineries SA	756	12,107
Murphy Oil Corp.	12,805	404,638
NACCO Industries, Inc. Class A	482	14,701
Oil & Natural Gas Corp. Ltd.	172,550	403,725
Oil India Ltd.	2,612	8,463
Ovintiv, Inc.	4,314	167,383
PDC Energy, Inc.	879	52,098
Petronet LNG Ltd.	2,600	7,479
Peyto Exploration & Development Corp.	21,608	169,308
San-Ai Oil Co. Ltd.	290	2,363
Sinopec Kantons Holdings Ltd.	14,943	5,710
Southwestern Energy Co. (a)	108,620	477,928
Star Petroleum Refining PCL (For. Reg.) (a)	6,058	1,761
Thai Oil PCL (For. Reg.)	3,206	5,106
Total SA sponsored ADR	7,981	453,321
Unit Corp. warrants 9/3/27 (a)(c)	320	375
Whiting Petroleum Corp. warrants 9/1/24 (a)	880	13,517
		3,129,827

TOTAL ENERGY		3,215,393

FINANCIALS - 17.0%
Banks - 4.1%
Bar Harbor Bankshares	779	23,791
Camden National Corp.	101	5,016
Central Valley Community Bancorp	17	381
Citizens Financial Services, Inc.	34	2,210
Community Trust Bancorp, Inc.	90	3,977
ConnectOne Bancorp, Inc.	100	3,201
Eagle Bancorp, Inc.	100	5,997
East West Bancorp, Inc.	1,780	153,685
F & M Bank Corp.	329	10,265
First Foundation, Inc.	100	2,615
First of Long Island Corp.	642	14,066
Gunma Bank Ltd.	12,079	39,688
Hirogin Holdings, Inc.	2,448	14,270
OFG Bancorp	4,713	130,409
Ogaki Kyoritsu Bank Ltd.	100	1,765
Parke Bancorp, Inc.	100	2,422
San ju San Financial Group, Inc.	784	10,409
Sbanken ASA (b)	1,814	19,306
Seven Bank Ltd.	300	634
Shinsei Bank Ltd.	1,502	27,849
Sparebank 1 Oestlandet	2,046	33,973
Texas Capital Bancshares, Inc. (a)	2,700	169,290
The Keiyo Bank Ltd.	1,772	7,389
The San-In Godo Bank Ltd.	3,600	20,276
Washington Trust Bancorp, Inc.	203	11,587
Wells Fargo & Co.	7,549	406,136
West Bancorp., Inc.	100	2,952
Yamaguchi Financial Group, Inc.	3,393	21,054
		1,144,613
Capital Markets - 0.3%
ABG Sundal Collier ASA	1,023	991
CI Financial Corp.	2,713	50,348
Diamond Hill Investment Group, Inc.	54	10,085
Federated Hermes, Inc.	100	3,311
Lazard Ltd. Class A	547	23,871
Van Lanschot NV (Bearer)	55	1,386
		89,992
Consumer Finance - 5.5%
Aeon Credit Service (Asia) Co. Ltd.	32,992	21,512
Cash Converters International Ltd.	36,676	6,655
Discover Financial Services	5,932	686,629
Navient Corp.	2,157	37,597
Synchrony Financial	18,659	794,687
		1,547,080
Diversified Financial Services - 1.3%
Fuyo General Lease Co. Ltd.	1,304	86,493
Jackson Financial, Inc.	863	33,113
Mizuho Leasing Co. Ltd.	579	16,172
NICE Holdings Co. Ltd.	719	10,143
Ricoh Leasing Co. Ltd.	2,211	71,765
Tokyo Century Corp.	2,481	122,436
Zenkoku Hosho Co. Ltd.	288	12,890
		353,012
Insurance - 5.6%
AFLAC, Inc.	10,900	684,738
ASR Nederland NV	2,265	105,313
Db Insurance Co. Ltd.	3,505	175,542
Genworth Financial, Inc. Class A (a)	25,883	100,944
Hyundai Fire & Marine Insurance Co. Ltd.	1,378	29,314
Legal & General Group PLC	6,240	24,398
NN Group NV	4,362	244,107
Primerica, Inc.	38	5,865
Principal Financial Group, Inc.	468	34,192
Reinsurance Group of America, Inc.	1,629	187,058
Selectquote, Inc. (a)	100	739
		1,592,210
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	2,471	14,673
Axos Financial, Inc. (a)	100	5,150
Enact Holdings, Inc.	721	15,775
Genworth Mortgage Insurance Ltd.	7,385	12,767
Greene County Bancorp, Inc.	200	7,556
Hingham Institution for Savings	28	10,859
		66,780

TOTAL FINANCIALS		4,793,687

HEALTH CARE - 15.8%
Biotechnology - 4.1%
Amgen, Inc.	1,019	231,456
Cell Biotech Co. Ltd.	959	12,245
Essex Bio-Technology Ltd.	13,280	8,724
Gilead Sciences, Inc.	1,834	125,959
Regeneron Pharmaceuticals, Inc. (a)	281	171,014
United Therapeutics Corp. (a)	2,966	598,746
		1,148,144
Health Care Equipment & Supplies - 0.6%
Fukuda Denshi Co. Ltd.	1,510	109,103
InBody Co. Ltd.	300	5,193
Medikit Co. Ltd.	210	4,616
Meridian Bioscience, Inc. (a)	107	2,231
Nakanishi, Inc.	106	1,880
St.Shine Optical Co. Ltd.	4,192	44,089
Value Added Technology Co. Ltd.	189	5,225
Vieworks Co. Ltd.	56	1,933
		174,270
Health Care Providers & Services - 10.2%
Anthem, Inc.	3,451	1,521,845
Centene Corp. (a)	351	27,294
Cigna Corp.	42	9,679
Humana, Inc.	809	317,533
Laboratory Corp. of America Holdings (a)	326	88,463
Sinopharm Group Co. Ltd. (H Shares)	18,500	41,381
Tokai Corp.	651	10,229
UnitedHealth Group, Inc.	1,510	713,581
Universal Health Services, Inc. Class B	1,187	154,381
		2,884,386
Life Sciences Tools & Services - 0.0%
ICON PLC (a)	21	5,580
Pharmaceuticals - 0.9%
China Medical System Holdings Ltd.	900	1,507
Daito Pharmaceutical Co. Ltd.	646	15,669
Dawnrays Pharmaceutical Holdings Ltd.	45,329	8,497
DongKook Pharmaceutical Co. Ltd.	1,073	18,040
Genomma Lab Internacional SA de CV	6,900	6,854
Huons Co. Ltd.	110	4,008
Jazz Pharmaceuticals PLC (a)	745	103,488
Korea United Pharm, Inc.	115	4,432
Lee's Pharmaceutical Holdings Ltd.	27,459	10,594
Luye Pharma Group Ltd. (a)(b)	10,874	4,750
Nippon Chemiphar Co. Ltd.	183	3,187
PT Tempo Scan Pacific Tbk	300	32
Sawai Group Holdings Co. Ltd.	200	7,570
Taro Pharmaceutical Industries Ltd. (a)	300	14,046
Towa Pharmaceutical Co. Ltd.	1,263	30,978
		233,652

TOTAL HEALTH CARE		4,446,032

INDUSTRIALS - 10.6%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc.	213	39,874
Magellan Aerospace Corp.	634	5,003
Vectrus, Inc. (a)	132	6,073
		50,950
Air Freight & Logistics - 0.2%
AIT Corp.	3,116	39,712
Onelogix Group Ltd. (a)	2,727	523
SBS Holdings, Inc.	385	11,875
		52,110
Building Products - 0.3%
Caesarstone Sdot-Yam Ltd.	100	1,233
InnoTec TSS AG	33	433
KVK Corp.	109	1,862
Nihon Dengi Co. Ltd.	1,126	39,029
Nihon Flush Co. Ltd.	1,108	10,154
Noda Corp.	1,153	9,849
Sekisui Jushi Corp.	1,539	27,189
		89,749
Commercial Services & Supplies - 0.6%
Asia File Corp. Bhd	6,222	3,141
Civeo Corp. (a)	580	12,511
Fursys, Inc.	664	19,350
Matsuda Sangyo Co. Ltd.	374	7,672
Mitie Group PLC	15,583	12,627
VSE Corp.	2,162	111,516
		166,817
Construction & Engineering - 0.5%
Boustead Projs. Pte Ltd.	8,376	6,035
Boustead Singapore Ltd.	28,038	20,313
Br Holding Corp.	100	315
Dai-Dan Co. Ltd.	107	2,105
Geumhwa PSC Co. Ltd.	1	25
Hokuriku Electrical Construction Co. Ltd.	506	3,525
Kawada Technologies, Inc.	100	3,375
Kawasaki Setsubi Kogyo Co. Ltd.	383	1,436
Meisei Industrial Co. Ltd.	1,517	9,299
Mirait Holdings Corp.	109	1,810
Nippon Rietec Co. Ltd.	1,886	22,615
Primoris Services Corp.	100	2,572
Raiznext Corp.	4,162	41,836
Seikitokyu Kogyo Co. Ltd.	1,344	9,527
Shinnihon Corp.	100	654
Sumitomo Densetsu Co. Ltd.	456	8,312
Totetsu Kogyo Co. Ltd.	585	12,484
Watanabe Sato Co. Ltd.	78	2,124
		148,362
Electrical Equipment - 0.9%
Acuity Brands, Inc.	700	134,071
Aichi Electric Co. Ltd.	574	14,151
AQ Group AB (a)	2,796	90,857
Canare Electric Co. Ltd.	258	3,401
GrafTech International Ltd.	500	5,240
Hammond Power Solutions, Inc. Class A	771	7,454
Iwabuchi Corp.	20	891
Terasaki Electric Co. Ltd.	170	1,576
		257,641
Industrial Conglomerates - 0.0%
Reunert Ltd.	205	639
Rheinmetall AG	100	10,455
		11,094
Machinery - 0.9%
Daihatsu Diesel Manufacturing Co. Ltd.	900	4,208
Daiwa Industries Ltd.	2,383	23,465
Estic Corp.	684	6,431
Fujimak Corp.	2,058	12,688
Fukushima Industries Corp.	268	9,841
Haitian International Holdings Ltd.	2,154	5,604
Hokuetsu Industries Co. Ltd.	320	2,552
Hosokawa Micron Corp.	207	5,261
Hy-Lok Corp.	413	5,484
Ihara Science Corp.	463	9,088
Kito Corp.	100	1,494
Koike Sanso Kogyo Co. Ltd.	72	1,291
Mitsui Engineering & Shipbuilding Co. (a)	4,256	12,958
Nakanishi Manufacturing Co. Ltd.	536	5,986
Nansin Co. Ltd.	628	2,849
Park-Ohio Holdings Corp.	202	4,088
Sakura Rubber Co. Ltd.	100	2,816
Sansei Co. Ltd.	2,505	8,788
Semperit AG Holding	1,337	40,572
SIMPAC, Inc.	5,329	27,032
Teikoku Sen-I Co. Ltd.	830	14,470
TK Group Holdings Ltd.	74,899	24,919
Tocalo Co. Ltd.	936	11,374
Yamada Corp.	171	3,720
		246,979
Marine - 0.1%
Japan Transcity Corp.	3,367	18,940
Professional Services - 0.8%
ABIST Co. Ltd.	611	15,398
Akka Technologies SA (a)	1,436	78,456
Altech Corp.	537	8,438
Artner Co. Ltd.	100	759
Barrett Business Services, Inc.	8	512
BeNext-Yumeshin Group Co.	255	3,479
Career Design Center Co. Ltd.	403	3,223
en japan, Inc.	147	3,543
Gakujo Co. Ltd.	278	2,365
Hito Communications Holdings, Inc.	100	1,804
JAC Recruitment Co. Ltd.	668	11,614
Kelly Services, Inc. Class A (non-vtg.)	130	2,220
McMillan Shakespeare Ltd.	5,277	42,080
Quick Co. Ltd.	1,800	20,417
SHL-JAPAN Ltd.	379	8,796
WDB Holdings Co. Ltd.	338	7,963
Will Group, Inc.	300	3,230
World Holdings Co. Ltd.	300	6,060
		220,357
Road & Rail - 0.8%
Autohellas SA	5,762	62,225
Daqin Railway Co. Ltd. (A Shares)	90,892	94,695
Hamakyorex Co. Ltd.	479	11,901
NANSO Transport Co. Ltd.	356	3,352
Nikkon Holdings Co. Ltd.	758	14,279
SENKO Co. Ltd.	973	7,813
Stef SA	393	45,857
Tohbu Network Co. Ltd.	278	2,151
		242,273
Trading Companies & Distributors - 5.2%
Alligo AB (B Shares)	998	21,013
Bergman & Beving AB (B Shares)	1,284	18,353
Canox Corp.	780	8,554
Chori Co. Ltd.	3,108	47,922
Daiichi Jitsugyo Co. Ltd.	52	1,897
Green Cross Co. Ltd.	1,200	9,648
Hanwa Co. Ltd.	469	12,880
HERIGE	169	8,086
Itochu Corp.	32,353	1,039,387
Kamei Corp.	4,900	42,781
Lumax International Corp. Ltd.	8,164	21,673
Mitani Shoji Co. Ltd.	5,485	92,662
Mitsubishi Corp.	2,200	74,695
Narasaki Sangyo Co. Ltd.	89	1,619
Nishikawa Keisoku Co. Ltd.	37	1,575
Rasa Corp. (a)	541	4,539
Sanyo Trading Co. Ltd.	520	4,506
Shinsho Corp.	250	7,733
Totech Corp.	249	5,284
Yamazen Co. Ltd.	176	1,531
Yuasa Trading Co. Ltd.	1,459	36,923
		1,463,261
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	7,299	6,183
Isewan Terminal Service Co. Ltd.	677	4,185
Meiko Transportation Co. Ltd.	148	1,400
Qingdao Port International Co. Ltd. (H Shares) (b)	33,777	18,330
		30,098

TOTAL INDUSTRIALS		2,998,631

INFORMATION TECHNOLOGY - 5.1%
Electronic Equipment & Components - 1.5%
Daido Signal Co. Ltd.	848	4,531
Elematec Corp.	1,966	17,862
Hagiwara Electric Holdings Co. Ltd.	895	15,329
Kingboard Chemical Holdings Ltd.	15,036	72,590
Lacroix SA	785	36,625
Makus, Inc.	890	5,717
PAX Global Technology Ltd.	20,302	14,705
Redington (India) Ltd.	45,656	99,956
Riken Kieki Co. Ltd.	901	43,107
Shibaura Electronics Co. Ltd.	583	34,025
Simplo Technology Co. Ltd.	2,947	33,729
TD SYNNEX Corp.	89	9,307
Thinking Electronic Industries Co. Ltd.	2,824	14,947
Vontier Corp.	307	8,630
		411,060
IT Services - 2.5%
Alliance Data Systems Corp.	300	20,712
Amdocs Ltd.	1,372	104,121
Avant Corp.	622	5,516
Cielo SA	8,843	3,830
Concentrix Corp.	109	21,908
Dimerco Data System Corp.	1,226	3,021
DTS Corp.	1,189	25,372
E-Credible Co. Ltd.	622	9,349
Enea Data AB (a)	368	9,643
Estore Corp.	500	6,333
Future Corp.	2,679	34,371
IFIS Japan Ltd.	254	1,467
Korea Information & Communication Co. Ltd. (a)	936	6,859
Neurones	7	268
Nice Information & Telecom, Inc.	408	9,196
Poletowin Pitcrew Holdings, Inc.	100	820
Sopra Steria Group	500	87,906
TDC Soft, Inc.	296	2,713
The Western Union Co.	19,412	367,081
		720,486
Semiconductors & Semiconductor Equipment - 0.1%
Miraial Co. Ltd.	1,076	14,488
Phison Electronics Corp.	1,176	19,507
		33,995
Software - 0.5%
Cresco Ltd.	420	6,521
InfoVine Co. Ltd.	43	813
KSK Co., Ltd.	373	7,398
Miroku Jyoho Service Co., Ltd.	100	1,046
Sinosoft Tech Group Ltd.	9,956	1,005
System Information Co. Ltd.	300	2,380
System Research Co. Ltd.	796	12,160
Uchida Esco Co. Ltd.	300	10,788
VMware, Inc. Class A (a)	856	109,979
		152,090
Technology Hardware, Storage & Peripherals - 0.5%
Chenbro Micom Co. Ltd.	300	906
Elecom Co. Ltd.	302	3,655
HP, Inc.	3,237	118,895
MCJ Co. Ltd.	463	3,975
TSC Auto ID Technology Corp.	600	4,253
		131,684

TOTAL INFORMATION TECHNOLOGY		1,449,315

MATERIALS - 4.1%
Chemicals - 3.2%
AdvanSix, Inc.	100	4,209
Air Water, Inc.	260	3,963
C. Uyemura & Co. Ltd.	1,440	71,132
Ciner Resources LP	100	1,975
Daishin-Chemical Co. Ltd.	603	6,914
HEXPOL AB (B Shares)	14	167
Isamu Paint Co. Ltd.	52	1,532
K+S AG	797	15,216
Kangnam Jevisco Co. Ltd.	27	564
Kuriyama Holdings Corp.	650	5,509
Nippon Soda Co. Ltd.	405	11,589
Scientex Bhd	48,900	54,108
Scientex Bhd warrants 1/14/26 (a)	1,880	553
The Mosaic Co.	16,285	650,586
Toho Acetylene Co. Ltd.	209	2,328
Tokuyama Corp.	71	1,130
Yara International ASA	1,103	56,637
Yip's Chemical Holdings Ltd.	8,343	4,709
		892,821
Construction Materials - 0.1%
Buzzi Unicem SpA	709	14,805
Mitani Sekisan Co. Ltd.	415	23,362
		38,167
Containers & Packaging - 0.1%
Mayr-Melnhof Karton AG	137	26,654
Packaging Corp. of America	33	4,971
		31,625
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit	341	10,114
Chubu Steel Plate Co. Ltd.	1,309	9,213
CI Resources Ltd.	16	11
CK-SAN-ETSU Co. Ltd.	310	10,734
Gatos Silver, Inc. (a)	578	1,798
Mount Gibson Iron Ltd.	67,587	20,186
Pacific Metals Co. Ltd.	1,179	23,495
Perenti Global Ltd.	49,061	26,874
Rio Tinto PLC sponsored ADR	261	18,635
St Barbara Ltd.	20,079	17,593
Teck Resources Ltd. Class B (sub. vtg.)	1,359	41,973
Warrior Metropolitan Coal, Inc.	405	10,611
		191,237

TOTAL MATERIALS		1,153,850

REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
Daito Trust Construction Co. Ltd.	1,079	123,725
Nisshin Group Holdings Co.	6,290	26,984
Realogy Holdings Corp. (a)	100	1,650
		152,359
UTILITIES - 1.9%
Electric Utilities - 1.5%
Fjordkraft Holding ASA (b)	1,137	4,848
Holding Co. ADMIE IPTO SA	17	48
PG&E Corp. (a)	22,597	289,016
Power Grid Corp. of India Ltd.	600	1,740
PPL Corp.	4,720	140,090
		435,742
Gas Utilities - 0.4%
China Resource Gas Group Ltd.	3,659	18,329
GAIL India Ltd.	17,118	33,401
Hokuriku Gas Co.	164	4,249
Seoul City Gas Co. Ltd.	230	33,166
YESCO Co. Ltd.	421	12,435
		101,580
Water Utilities - 0.0%
Manila Water Co., Inc.	300	147

TOTAL UTILITIES		537,469

TOTAL COMMON STOCKS
(Cost $17,721,670)		25,751,030

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)
(Cost $1,702)	25	2,341
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (Cost $1,000)(d)	1,000	984
	Shares	Value

Money Market Funds - 8.9%
Fidelity Cash Central Fund 0.08% (e)
(Cost $2,498,314)	2,497,814	2,498,314
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $20,222,686)		28,252,669
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(22,787)
NET ASSETS - 100%		$28,229,882

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,619 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$3,358,047	$14,989,603	$15,849,336	$1,195	$--	$--	$2,498,314	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	70,853	105,755	176,608	3,135	--	--	--	0.0%
Total	$3,428,900	$15,095,358	$16,025,944	$4,330	$--	$--	$2,498,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$461,207	$288,353	$172,854	$--
Consumer Discretionary	5,186,753	2,858,924	2,327,829	--
Consumer Staples	1,358,675	550,017	808,642	16
Energy	3,215,393	2,498,624	716,394	375
Financials	4,793,687	3,640,517	1,153,170	--
Health Care	4,446,032	4,092,150	353,882	--
Industrials	2,998,631	332,367	2,666,264	--
Information Technology	1,449,315	764,463	684,852	--
Materials	1,153,850	744,872	408,978	--
Real Estate	152,359	1,650	150,709	--
Utilities	537,469	429,106	108,363	--
Corporate Bonds	984	--	984	--
Money Market Funds	2,498,314	2,498,314	--	--
Total Investments in Securities:	$28,252,669	$18,699,357	$9,552,921	$391

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	55.8%
Japan	14.4%
United Kingdom	4.5%
Korea (South)	3.6%
Canada	3.5%
France	2.3%
Cayman Islands	2.3%
China	2.0%
India	1.9%
Netherlands	1.5%
British Virgin Islands	1.4%
Others (Individually Less Than 1%)	6.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $17,724,372)	$25,754,355
Fidelity Central Funds (cost $2,498,314)	2,498,314
Total Investment in Securities (cost $20,222,686)		$28,252,669
Foreign currency held at value (cost $2,416)		1,825
Receivable for investments sold		81,403
Receivable for fund shares sold		37,351
Dividends receivable		30,097
Interest receivable		5
Distributions receivable from Fidelity Central Funds		216
Total assets		28,403,566
Liabilities
Payable for investments purchased	$130,342
Payable for fund shares redeemed	5,991
Other payables and accrued expenses	37,351
Total liabilities		173,684
Net Assets		$28,229,882
Net Assets consist of:
Paid in capital		$18,876,917
Total accumulated earnings (loss)		9,352,965
Net Assets		$28,229,882
Net Asset Value, offering price and redemption price per share ($28,229,882 ÷ 1,915,186 shares)		$14.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$320,011
Interest		17
Income from Fidelity Central Funds (including $3,135 from security lending)		4,330
Total income		324,358
Expenses
Independent trustees' fees and expenses	$65
Total expenses before reductions	65
Expense reductions	(2)
Total expenses after reductions		63
Net investment income (loss)		324,295
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,275)	2,756,404
Foreign currency transactions	972
Total net realized gain (loss)		2,757,376
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $16,077)	(1,625,236)
Assets and liabilities in foreign currencies	(2,929)
Total change in net unrealized appreciation (depreciation)		(1,628,165)
Net gain (loss)		1,129,211
Net increase (decrease) in net assets resulting from operations		$1,453,506

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$324,295	$736,688
Net realized gain (loss)	2,757,376	8,527,806
Change in net unrealized appreciation (depreciation)	(1,628,165)	9,406,522
Net increase (decrease) in net assets resulting from operations	1,453,506	18,671,016
Distributions to shareholders	(8,155,090)	(597,794)
Share transactions
Proceeds from sales of shares	4,027,741	20,223,662
Reinvestment of distributions	8,155,090	597,794
Cost of shares redeemed	(16,530,432)	(24,091,460)
Net increase (decrease) in net assets resulting from share transactions	(4,347,601)	(3,270,004)
Total increase (decrease) in net assets	(11,049,185)	14,803,218
Net Assets
Beginning of period	39,279,067	24,475,849
End of period	$28,229,882	$39,279,067
Other Information
Shares
Sold	254,613	1,411,118
Issued in reinvestment of distributions	547,119	48,525
Redeemed	(1,032,408)	(1,572,590)
Net increase (decrease)	(230,676)	(112,947)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$18.30	$10.84	$11.22	$12.26	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.15	.31	.26	.30	.26	.08
Net realized and unrealized gain (loss)	.47	7.40	(.25)	(1.01)	1.34	.76
Total from investment operations	.62	7.71	.01	(.71)	1.60	.84
Distributions from net investment income	(.48)	(.25)	(.28)	(.28)	(.13)	–
Distributions from net realized gain	(3.70)	–	(.11)	(.05)	(.05)	–
Total distributions	(4.18)	(.25)	(.39)	(.33)	(.18)	–
Net asset value, end of period	$14.74	$18.30	$10.84	$11.22	$12.26	$10.84
Total ReturnD,E	4.05%	72.26%	(.07)%	(5.84)%	14.86%	8.40%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	- %H,I	- %I	.01%	- %I	- %I	- %H,I
Expenses net of fee waivers, if anyI	- %H	-%	-%	-%	-%	- %H
Expenses net of all reductionsI	- %H	-%	-%	-%	-%	- %H
Net investment income (loss)	1.88%H	2.02%	2.45%	2.56%	2.21%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$28,230	$39,279	$24,476	$16,454	$30,637	$8,025
Portfolio turnover rateJ	31%H	78%	33%	27%	6%	9%K

 A For the period March 8, 2017 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Flex Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,496,822
Gross unrealized depreciation	(697,072)
Net unrealized appreciation (depreciation)	$7,799,750
Tax cost	$20,452,919

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Intrinsic Opportunities Fund	4,826,867	16,057,587

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Intrinsic Opportunities Fund	$126

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Intrinsic Opportunities Fund	606,109	582,709	52,252

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Intrinsic Opportunities Fund	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex Intrinsic Opportunities Fund	37%

In March 2022, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund will distribute all of its net assets to its shareholders on or about June 10, 2022. The Fund will be closed to new accounts on or about June 3, 2022, with certain exceptions.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Flex Intrinsic Opportunities Fund	- %-C
Actual		$1,000.00	$1,040.50	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

ZTO-SANN-0422
1.9881590.104

Fidelity® Low-Priced Stock K6 Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
UnitedHealth Group, Inc.	4.7
AutoZone, Inc.	3.6
Metro, Inc.	2.9
Next PLC	2.8
Anthem, Inc.	2.5
Ross Stores, Inc.	2.1
Monster Beverage Corp.	1.8
Synchrony Financial	1.8
Seagate Technology Holdings PLC	1.8
Concentrix Corp.	1.6
25.6

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Consumer Discretionary	20.5
Financials	14.2
Information Technology	13.7
Health Care	12.1
Consumer Staples	11.2

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	94.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments - 38.4%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
COMMUNICATION SERVICES - 1.4%
Entertainment - 0.0%
GungHo Online Entertainment, Inc.	31,828	$668,367
International Games Systems Co. Ltd.	12,000	310,317
		978,684
Interactive Media & Services - 0.1%
Cars.com, Inc. (a)	8,899	138,646
Dip Corp.	29,130	922,240
XLMedia PLC (a)	292,454	154,469
ZIGExN Co. Ltd.	91,734	230,837
		1,446,192
Media - 1.3%
AMC Networks, Inc. Class A (a)(b)	42,268	1,801,885
Cl Holdings, Inc.	1,461	14,832
Corus Entertainment, Inc. Class B (non-vtg.) (b)	51,263	202,850
Discovery Communications, Inc.:
Class A (a)	105,170	2,935,295
Class C (non-vtg.) (a)	661,643	18,095,936
Gray Television, Inc.	17,577	366,480
Hyundai HCN	290,875	822,089
Intage Holdings, Inc.	253,785	3,877,587
Nexstar Broadcasting Group, Inc. Class A	1,842	304,630
Pico Far East Holdings Ltd.	1,889,239	313,564
RKB Mainichi Broadcasting Corp.	3,012	157,772
Saga Communications, Inc. Class A	49,755	1,103,566
Sky Network Television Ltd. (a)(b)	205,755	327,158
TechTarget, Inc. (a)	4,564	378,538
Tegna, Inc.	134,496	2,603,843
Thryv Holdings, Inc. (a)	42,122	1,366,016
TOW Co. Ltd.	281,904	738,055
Trenders, Inc.	9,603	62,186
TVA Group, Inc. Class B (non-vtg.) (a)	220,392	537,478
WOWOW INC.	17,115	247,289
		36,257,049
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	4,297	187,208

TOTAL COMMUNICATION SERVICES		38,869,133

CONSUMER DISCRETIONARY - 20.5%
Auto Components - 1.1%
ASTI Corp.	15,317	233,312
Cie Automotive SA	30,056	873,040
DaikyoNishikawa Corp.	20,468	105,803
G-Tekt Corp.	17,172	206,506
Gentex Corp.	116,076	3,644,786
GUD Holdings Ltd.	34,394	300,894
Hi-Lex Corp.	139,864	1,681,468
Lear Corp.	53,006	8,868,964
Linamar Corp.	26,094	1,446,188
Motonic Corp.	197,071	1,513,224
Murakami Corp.	70,671	1,619,726
Nippon Seiki Co. Ltd.	260,191	2,324,164
Patrick Industries, Inc.	6,210	399,924
Piolax, Inc.	155,111	2,355,288
Plastic Omnium SA	32,242	749,926
SJM Co. Ltd.	122,270	425,717
SNT Holdings Co. Ltd.	88,152	1,167,298
Strattec Security Corp. (a)	30,176	1,143,369
Sungwoo Hitech Co. Ltd.	126,930	544,996
TBK Co. Ltd.	59,412	208,148
Yachiyo Industry Co. Ltd.	80,960	402,124
Yutaka Giken Co. Ltd.	79,203	1,233,968
		31,448,833
Automobiles - 0.0%
Harley-Davidson, Inc.	7,083	244,859
Isuzu Motors Ltd.	18,560	227,360
Kabe Husvagnar AB (B Shares)	21,235	588,969
		1,061,188
Distributors - 0.1%
Arata Corp.	7,068	246,900
Central Automotive Products Ltd.	4,880	106,518
LKQ Corp.	9,142	501,804
Nakayamafuku Co. Ltd.	42,184	127,138
PALTAC Corp.	962	36,871
SPK Corp.	42,373	479,244
		1,498,475
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	7,360	216,531
Clip Corp.	16,874	120,754
Cross-Harbour Holdings Ltd.	213,385	301,841
JP-Holdings, Inc.	8,303	16,926
Kukbo Design Co. Ltd.	9,331	145,443
Step Co. Ltd.	96,191	1,519,438
YDUQS Participacoes SA	22,700	94,517
		2,415,450
Hotels, Restaurants & Leisure - 0.2%
Ark Restaurants Corp. (a)	1,286	20,627
Betsson AB (B Shares)	219,637	1,228,922
Everi Holdings, Inc. (a)	19,536	386,227
Fairwood Holdings Ltd.	9,215	18,429
Flanigans Enterprises, Inc. (a)	2,480	70,531
Ibersol SGPS SA (a)	145,113	810,812
J.D. Wetherspoon PLC (a)	14,865	180,486
Kindred Group PLC (depositary receipt)	122,655	1,424,938
Ruth's Hospitality Group, Inc.	13,493	270,265
The Monogatari Corp.	4,401	239,169
The Restaurant Group PLC (a)	1,340,593	1,718,844
		6,369,250
Household Durables - 4.9%
Barratt Developments PLC	4,950,999	41,177,662
Bellway PLC	331,866	12,769,921
Coway Co. Ltd.	3,100	178,572
Cuckoo Holdings Co. Ltd.	23,000	332,200
D.R. Horton, Inc.	92,494	8,252,315
Dorel Industries, Inc. Class B (sub. vtg.) (b)	130,835	2,575,221
Emak SpA	334,554	747,144
First Juken Co. Ltd.	90,274	927,739
FJ Next Co. Ltd.	17,363	149,404
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,483,146	8,905,238
Hamilton Beach Brands Holding Co.:
Class A	39,547	548,121
Class B (a)	2,326	32,238
Helen of Troy Ltd. (a)	76,188	15,948,434
Henry Boot PLC	243,565	930,215
Lennar Corp. Class A	4,987	479,301
M/I Homes, Inc. (a)	72,269	3,829,534
Mohawk Industries, Inc. (a)	118,621	18,726,697
Open House Group Co. Ltd.	26,799	1,387,471
Pressance Corp.	135,662	2,479,026
Q.E.P. Co., Inc.	1,278	29,011
Sanei Architecture Planning Co. Ltd.	77,815	1,084,426
Taylor Morrison Home Corp. (a)	307,500	9,437,175
Tempur Sealy International, Inc.	15,972	635,845
Token Corp.	57,485	4,656,406
Toll Brothers, Inc.	4,792	282,584
TRI Pointe Homes, Inc. (a)(b)	66,654	1,587,032
ZAGG, Inc. rights (a)(c)	384	35
		138,088,967
Internet & Direct Marketing Retail - 0.2%
Aucfan Co. Ltd. (a)	4,407	17,382
Belluna Co. Ltd.	596,833	3,776,638
Ci Medical Co. Ltd.	6,069	227,023
Dustin Group AB (d)	28,668	294,382
Enigmo, Inc.	27,434	148,495
Hamee Corp.	403	3,605
Papyless Co. Ltd.	4,507	48,634
Syuppin Co. Ltd.	907	8,383
Vipshop Holdings Ltd. ADR (a)	95,112	885,493
		5,410,035
Leisure Products - 0.0%
Mars Group Holdings Corp.	35,143	497,145
Miroku Corp.	10,810	148,583
Nautilus, Inc. (a)(b)	11,815	60,257
		705,985
Multiline Retail - 3.1%
Big Lots, Inc. (b)	116,221	4,870,822
Europris ASA (d)	27,723	207,067
Kohl's Corp.	6,575	392,593
Lifestyle China Group Ltd. (a)	1,542,214	230,164
Lifestyle International Holdings Ltd. (a)	2,183,915	1,191,250
Macy's, Inc.	9,910	253,696
Max Stock Ltd.	2,076	6,558
Next PLC	779,095	79,378,697
Ryohin Keikaku Co. Ltd.	936	13,440
		86,544,287
Specialty Retail - 9.1%
Academy Sports & Outdoors, Inc. (a)	10,420	405,338
AT-Group Co. Ltd.	125,553	1,718,431
AutoZone, Inc. (a)	51,046	101,395,222
Bed Bath & Beyond, Inc. (a)(b)	1,008,484	16,377,780
Best Buy Co., Inc.	148,352	14,728,387
BMTC Group, Inc.	248,383	2,919,279
Bonia Corp. Bhd	54	20
Buffalo Co. Ltd.	6,171	58,444
Burlington Stores, Inc. (a)	1,558	369,137
Delek Automotive Systems Ltd.	30,353	465,066
Dick's Sporting Goods, Inc.	5,995	691,823
Foot Locker, Inc.	327,736	14,643,244
Genesco, Inc. (a)	60,409	3,886,111
Goldlion Holdings Ltd.	1,923,500	402,008
Hour Glass Ltd.	28,427	39,930
IA Group Corp.	7,495	227,019
International Housewares Retail Co. Ltd.	194,404	66,438
JD Sports Fashion PLC	3,257,497	8,352,774
Jumbo SA	633,271	9,419,446
K's Holdings Corp.	114,001	1,121,848
Kid ASA (d)	2,876	32,888
Ku Holdings Co. Ltd.	101,950	881,115
Leon's Furniture Ltd.	25,058	494,793
Maisons du Monde SA (d)	12,347	281,912
Mr. Bricolage SA (a)	55,482	689,062
Nafco Co. Ltd.	124,892	1,823,906
Nextage Co. Ltd.	28,940	726,745
Ross Stores, Inc.	605,190	59,157,323
Sally Beauty Holdings, Inc. (a)	554,367	9,518,481
T-Gaia Corp.	2,906	42,161
The Buckle, Inc.	141,472	5,325,006
Urban Outfitters, Inc. (a)	8,920	256,182
WH Smith PLC (a)	6,473	145,225
Williams-Sonoma, Inc.	2,612	419,330
		257,081,874
Textiles, Apparel & Luxury Goods - 1.7%
Best Pacific International Holdings Ltd.	2,201,828	657,545
Capri Holdings Ltd. (a)	244,538	14,689,398
Carter's, Inc.	4,363	406,283
Crocs, Inc. (a)	1,010	103,646
Deckers Outdoor Corp. (a)	1,581	506,284
Embry Holdings Ltd.	156,506	21,312
Fossil Group, Inc. (a)	389,531	4,319,899
G-III Apparel Group Ltd. (a)	83,384	2,265,543
Gildan Activewear, Inc.	461,280	18,361,931
Handsome Co. Ltd.	138,300	3,905,913
JLM Couture, Inc. (a)	10,344	28,446
PVH Corp.	3,100	294,531
Samsonite International SA (a)(d)	163,197	341,087
Sun Hing Vision Group Holdings Ltd.	1,276,201	206,234
Tapestry, Inc.	7,488	284,170
Ted Baker PLC (a)	338,816	404,488
Texwinca Holdings Ltd.	5,139,229	1,000,051
Victory City International Holdings Ltd. (a)(c)	4,520,058	168,117
Youngone Corp.	13,864	539,975
Youngone Holdings Co. Ltd.	19	777
		48,505,630

TOTAL CONSUMER DISCRETIONARY		579,129,974

CONSUMER STAPLES - 11.2%
Beverages - 2.1%
A.G. Barr PLC	140,458	941,610
Britvic PLC	523,450	6,424,171
Monster Beverage Corp. (a)	595,231	51,618,432
Olvi PLC (A Shares)	1,664	90,293
Spritzer Bhd	415,500	199,330
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	248,255	445,230
		59,719,066
Food & Staples Retailing - 7.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	33,510	1,351,577
Aoki Super Co. Ltd.	7,796	193,702
Belc Co. Ltd.	139,193	6,535,761
BJ's Wholesale Club Holdings, Inc. (a)	17,402	1,069,701
Corporativo Fragua S.A.B. de CV	20,273	329,058
Cosmos Pharmaceutical Corp.	149,842	18,712,993
Create SD Holdings Co. Ltd.	338,888	9,146,313
Daikokutenbussan Co. Ltd.	31,505	1,237,248
G-7 Holdings, Inc.	52,213	630,657
Genky DrugStores Co. Ltd.	72,838	2,285,683
Halows Co. Ltd.	141,239	3,393,846
Kusuri No Aoki Holdings Co. Ltd.	58,262	3,475,510
MARR SpA	1,900	40,459
MARR SpA	9,100	193,854
Metro, Inc.	1,537,526	82,237,653
Naked Wines PLC (a)	21,749	153,417
Natural Grocers by Vitamin Cottage, Inc.	2,516	36,734
North West Co., Inc.	7,148	197,095
Qol Holdings Co. Ltd.	144,579	1,684,231
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	822	65,908
Sprouts Farmers Market LLC (a)(b)	323,309	8,774,606
Sugi Holdings Co. Ltd.	3,279	192,362
Sundrug Co. Ltd.	284,889	7,174,043
United Natural Foods, Inc. (a)	44,154	1,712,292
Valor Holdings Co. Ltd.	25,060	481,708
Walgreens Boots Alliance, Inc.	859,054	42,746,527
YAKUODO Holdings Co. Ltd.	11,919	241,692
Yaoko Co. Ltd.	67,295	3,890,643
		198,185,273
Food Products - 1.8%
Ausnutria Dairy Corp. Ltd. (H Shares)	222,880	282,567
Carr's Group PLC	186,293	398,633
Cranswick PLC	37,998	1,882,994
Darling Ingredients, Inc. (a)	890	56,755
Dole PLC (b)	79,680	1,078,070
Food Empire Holdings Ltd.	3,599,602	1,777,334
Fresh Del Monte Produce, Inc. (b)	442,835	12,324,098
Inghams Group Ltd.	78,120	181,869
Ingredion, Inc.	51,601	4,886,615
Kaveri Seed Co. Ltd.	38,300	284,753
Kri Kri Milk Industry SA	12,364	115,815
Lassonde Industries, Inc. Class A (sub. vtg.)	1,188	142,992
Mitsui Sugar Co. Ltd.	29,376	505,456
Origin Enterprises PLC	598,241	2,290,210
Pacific Andes International Holdings Ltd. (a)(c)	3,104,000	29,061
Pacific Andes Resources Development Ltd. (a)(c)	176,886	1
Pickles Corp.	17,427	241,070
Rocky Mountain Chocolate Factory, Inc. (a)	57,971	454,493
S Foods, Inc.	50,369	1,547,201
Seaboard Corp.	3,952	15,096,600
Sunjin Co. Ltd.	75,520	664,504
Sunjuice Holdings Co. Ltd.	18,000	203,741
Thai President Foods PCL (For. Reg.)	39,366	253,288
Tyson Foods, Inc. Class A	57,826	5,255,805
Ulker Biskuvi Sanayi A/S	24	31
		49,953,956
Household Products - 0.0%
Transaction Co. Ltd.	53,905	526,941
Personal Products - 0.2%
Hengan International Group Co. Ltd.	416,130	2,034,174
Sarantis SA	257,821	2,557,733
TCI Co. Ltd.	79,000	554,749
USANA Health Sciences, Inc. (a)	1,013	96,823
		5,243,479
Tobacco - 0.1%
KT&G Corp.	4,320	279,016
Scandinavian Tobacco Group A/S (d)	69,485	1,497,900
		1,776,916

TOTAL CONSUMER STAPLES		315,405,631

ENERGY - 8.3%
Energy Equipment & Services - 0.4%
AKITA Drilling Ltd. Class A (non-vtg.) (a)(b)	105,021	92,533
Bristow Group, Inc. (a)	18,024	592,088
Cathedral Energy Services Ltd. (a)	73,674	27,530
Championx Corp. (a)	22,997	515,133
Geospace Technologies Corp. (a)	53,536	468,440
Helix Energy Solutions Group, Inc. (a)(b)	77,814	274,683
John Wood Group PLC (a)	61,903	186,349
KS Energy Services Ltd. (a)(c)	810,548	7,800
Liberty Oilfield Services, Inc. Class A (a)	424,341	5,134,526
Oil States International, Inc. (a)	261,288	1,638,276
PHX Energy Services Corp.	182,065	737,627
Total Energy Services, Inc. (a)	127,962	686,544
		10,361,529
Oil, Gas & Consumable Fuels - 7.9%
Adams Resources & Energy, Inc.	17,409	522,096
Antero Resources Corp. (a)	21,249	414,993
Beach Energy Ltd.	1,515,034	1,600,378
Berry Corp. (b)	250,437	2,176,298
China Petroleum & Chemical Corp.:
(H Shares)	4,305,209	2,254,164
sponsored ADR (H Shares)	13,573	707,153
Civitas Resources, Inc.	210,454	11,469,743
CNX Resources Corp. (a)(b)	166,014	2,461,988
Delek U.S. Holdings, Inc. (a)	163,292	2,534,292
Denbury, Inc. (a)	12,327	926,251
DHT Holdings, Inc.	139,426	680,399
Diamondback Energy, Inc.	63,691	8,035,257
Energy Transfer LP	61,770	591,139
Enterprise Products Partners LP	181,433	4,289,076
EQT Corp.	741,184	15,750,160
Fuji Kosan Co. Ltd.	19,939	173,330
Genesis Energy LP	13,573	153,239
Hankook Shell Oil Co. Ltd.	4,640	943,372
HollyFrontier Corp.	322,039	11,322,891
Iwatani Corp.	9,481	446,969
Kyungdong Invest Co. Ltd.	7,756	221,440
Magellan Midstream Partners LP	8,915	435,676
Marathon Oil Corp.	1,130,579	22,012,373
Murphy Oil Corp. (b)	1,130,030	35,708,948
NACCO Industries, Inc. Class A	56,953	1,737,067
Northern Oil & Gas, Inc.	32,838	772,350
Oasis Petroleum, Inc.	45,639	6,180,890
Oil & Natural Gas Corp. Ltd.	6,753,469	15,801,490
Oil India Ltd.	1,841,254	5,965,920
Ovintiv, Inc.	192,774	7,479,631
PDC Energy, Inc.	20,892	1,238,269
Petronet LNG Ltd.	1,235,600	3,554,304
Pioneer Natural Resources Co.	1,255	274,707
Range Resources Corp. (a)	27,421	527,854
Reliance Industries Ltd.	6,900	222,507
SilverBow Resources, Inc. (a)	32,621	759,743
Southwestern Energy Co. (a)	3,442,873	15,148,641
Star Petroleum Refining PCL (For. Reg.) (a)	770,189	223,883
Thai Oil PCL (For. Reg.)	37,829	60,252
Thungela Resources Ltd. (a)	1,941	11,629
Total SA sponsored ADR	159,119	9,037,959
Whiting Petroleum Corp. (a)(b)	374,020	27,770,985
World Fuel Services Corp.	79,111	2,231,721
		224,831,427

TOTAL ENERGY		235,192,956

FINANCIALS - 14.2%
Banks - 2.8%
ACNB Corp.	41,157	1,333,075
Arrow Financial Corp. (b)	30,610	1,082,982
Bank of America Corp.	6,529	301,248
Bank7 Corp.	9,135	220,610
Bar Harbor Bankshares	48,165	1,470,959
C & F Financial Corp.	2,590	132,530
Camden National Corp.	37,812	1,877,744
Cathay General Bancorp	73,766	3,331,273
Central Pacific Financial Corp.	5,971	173,756
Central Valley Community Bancorp	10,417	233,341
Codorus Valley Bancorp, Inc.	57,387	1,244,150
Comerica, Inc.	3,222	298,937
Community Trust Bancorp, Inc.	6,174	272,829
Dimeco, Inc.	2,425	112,763
Eagle Bancorp, Inc.	89,745	5,382,008
East West Bancorp, Inc.	47,635	4,112,806
Financial Institutions, Inc.	41,020	1,322,485
First Bancorp, Puerto Rico	39,376	572,921
First Foundation, Inc.	2,317	60,590
First of Long Island Corp.	91,987	2,015,435
Five Star Bancorp (b)	12,231	379,161
FNB Corp., Pennsylvania	33,304	430,288
Hanmi Financial Corp.	61,225	1,645,728
Hilltop Holdings, Inc.	6,946	229,426
Hope Bancorp, Inc.	103,245	1,729,354
Independent Bank Corp.	683	16,720
IndusInd Bank Ltd.	19,300	227,978
LCNB Corp.	7,386	148,089
Meridian Bank/Malvern, PA	20,711	730,063
Meta Financial Group, Inc.	5,986	355,928
Oak Valley Bancorp Oakdale California	5,136	92,653
OFG Bancorp	33,411	924,482
Plumas Bancorp	18,209	682,291
Popular, Inc.	4,531	404,029
Preferred Bank, Los Angeles	19,076	1,489,073
QCR Holdings, Inc.	5,841	333,171
Regions Financial Corp.	13,631	312,695
Seven Bank Ltd.	8,715	18,418
Sparebank 1 Sr Bank ASA (primary capital certificate)	110,230	1,647,104
Sparebanken More (primary capital certificate)	22,178	1,205,798
Sparebanken Nord-Norge	199,432	2,528,979
Synovus Financial Corp.	6,793	338,020
The First Bancorp, Inc.	4,782	153,693
United Community Bank, Inc.	9,297	329,021
Unity Bancorp, Inc.	10,053	298,976
Washington Trust Bancorp, Inc. (b)	62,623	3,574,521
Wells Fargo & Co.	560,427	30,150,973
West Bancorp., Inc.	61,273	1,808,779
		77,737,853
Capital Markets - 0.9%
Azimut Holding SpA	10,557	283,973
Banca Generali SpA	3,623	145,918
CI Financial Corp.	328,257	6,091,793
Daou Data Corp.	2,500	28,204
Diamond Hill Investment Group, Inc.	1,646	307,391
Donnelley Financial Solutions, Inc. (a)	4,600	171,212
Federated Hermes, Inc.	225,706	7,473,126
Goldman Sachs Group, Inc.	717	254,306
Lazard Ltd. Class A	152,943	6,674,433
LPL Financial	2,739	471,984
PJT Partners, Inc.	6,174	427,982
Van Lanschot NV (Bearer)	77,623	1,955,410
		24,285,732
Consumer Finance - 3.0%
Aeon Credit Service (Asia) Co. Ltd.	1,042,800	679,935
Cash Converters International Ltd.	1,448,039	262,761
Credit Acceptance Corp. (a)(b)	2,070	1,116,889
Discover Financial Services	235,551	27,265,028
H&T Group PLC	38,343	145,123
Navient Corp.	201,063	3,504,528
OneMain Holdings, Inc.	5,156	266,359
Regional Management Corp.	30,598	1,553,154
Synchrony Financial	1,204,637	51,305,490
		86,099,267
Diversified Financial Services - 0.7%
Far East Horizon Ltd.	121,117	104,439
Jackson Financial, Inc. (b)	354,877	13,616,630
Ricoh Leasing Co. Ltd.	69,596	2,258,949
Zenkoku Hosho Co. Ltd.	85,943	3,846,648
		19,826,666
Insurance - 6.3%
AEGON NV	3,936,779	22,209,324
AFLAC, Inc.	415,788	26,119,802
American Financial Group, Inc.	2,327	303,162
ASR Nederland NV	134,621	6,259,284
Chubb Ltd.	1,519	299,668
Db Insurance Co. Ltd.	91,790	4,597,139
Employers Holdings, Inc.	117,824	4,606,918
FBD Holdings PLC (a)	8,762	101,370
First American Financial Corp.	3,946	294,016
Hartford Financial Services Group, Inc.	7,245	520,698
Hiscox Ltd.	21,841	287,086
Hyundai Fire & Marine Insurance Co. Ltd.	63,347	1,347,592
Legal & General Group PLC	688,924	2,693,666
Lincoln National Corp.	337,521	23,619,720
MetLife, Inc.	10,967	735,447
National Western Life Group, Inc.	10,841	2,318,565
NN Group NV	108,459	6,069,594
Old Republic International Corp.	12,143	311,225
Primerica, Inc.	32,063	4,948,603
Principal Financial Group, Inc.	27,416	2,003,013
Prudential Financial, Inc.	106,586	11,891,800
Qualitas Controladora S.A.B. de CV	52,583	284,047
Reinsurance Group of America, Inc.	208,636	23,957,672
Selectquote, Inc. (a)(b)	55,894	413,057
The Travelers Companies, Inc.	2,043	339,506
Unum Group (b)	1,284,852	32,609,544
		179,141,518
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	34,156	202,819
Axos Financial, Inc. (a)	36,177	1,863,116
Enact Holdings, Inc.	184,280	4,032,046
Equitable Group, Inc.	27,354	1,518,387
Essent Group Ltd.	40,718	1,858,370
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	511	56,721
Class C (non-vtg.)	14,782	1,800,448
Genworth Mortgage Insurance Ltd.	503,995	871,265
Hingham Institution for Savings	923	357,967
Southern Missouri Bancorp, Inc.	13,907	769,057
Walker & Dunlop, Inc.	2,439	322,948
		13,653,144

TOTAL FINANCIALS		400,744,180

HEALTH CARE - 12.1%
Biotechnology - 1.5%
Amgen, Inc.	129,406	29,393,279
Cell Biotech Co. Ltd.	10,500	134,065
Essex Bio-Technology Ltd.	693,279	455,408
Gilead Sciences, Inc.	1,788	122,800
Regeneron Pharmaceuticals, Inc. (a)	19,684	11,979,486
		42,085,038
Health Care Equipment & Supplies - 0.4%
Arts Optical International Holdings Ltd. (a)	1,424,329	128,896
Hoshiiryou Sanki Co. Ltd.	25,843	784,106
I-Sens, Inc.	30,000	701,455
InBody Co. Ltd.	42,300	732,151
Meridian Bioscience, Inc. (a)	11,256	234,688
Nakanishi, Inc.	35,924	636,986
Prim SA	92,568	1,503,685
ResMed, Inc.	1,930	441,198
St.Shine Optical Co. Ltd.	228,000	2,397,973
Techno Medica Co. Ltd.	2,198	30,523
Utah Medical Products, Inc.	21,123	1,987,041
Value Added Technology Co. Ltd.	31,700	876,286
Vieworks Co. Ltd.	28,800	994,138
		11,449,126
Health Care Providers & Services - 9.7%
Anthem, Inc.	160,777	70,901,049
Centene Corp. (a)	93,635	7,281,058
Cigna Corp.	40,710	9,382,027
DVx, Inc.	41,401	367,940
Hi-Clearance, Inc.	178,000	909,502
Humana, Inc.	650	255,125
Laboratory Corp. of America Holdings (a)	1,712	464,568
Medica Sur SA de CV	21,505	53,168
MEDNAX, Inc. (a)(b)	157,669	3,855,007
Quest Diagnostics, Inc.	3,743	505,380
Ship Healthcare Holdings, Inc.	8,373	187,931
Sinopharm Group Co. Ltd. (H Shares)	3,391,511	7,586,116
Triple-S Management Corp. (a)	140,344	5,050,981
UnitedHealth Group, Inc.	277,729	131,246,401
Universal Health Services, Inc. Class B	267,482	34,788,709
WIN-Partners Co. Ltd.	161,634	1,383,775
		274,218,737
Pharmaceuticals - 0.5%
Bliss Gvs Pharma Ltd.	247,098	316,173
China Medical System Holdings Ltd.	489,472	819,636
Consun Pharmaceutical Group Ltd.	345,618	169,016
Dai Han Pharmaceutical Co. Ltd.	18,400	419,670
Daito Pharmaceutical Co. Ltd.	62,564	1,517,553
Dawnrays Pharmaceutical Holdings Ltd.	4,134,686	775,070
DongKook Pharmaceutical Co. Ltd.	121,480	2,042,415
Faes Farma SA	41,504	159,988
FDC Ltd. (a)	277,321	1,088,122
Fuji Pharma Co. Ltd.	53,977	467,421
Genomma Lab Internacional SA de CV	217,385	215,931
Granules India Ltd.	9,800	40,213
Huons Co. Ltd.	73,366	2,673,231
Hypermarcas SA	42,300	247,821
Jazz Pharmaceuticals PLC (a)	1,312	182,250
Kaken Pharmaceutical Co. Ltd.	3,820	136,597
Kissei Pharmaceutical Co. Ltd.	8,715	175,971
Kyung Dong Pharmaceutical Co. Ltd.	40,904	347,181
Lee's Pharmaceutical Holdings Ltd.	1,236,044	476,878
Luye Pharma Group Ltd. (a)(d)	215,255	94,022
Recordati SpA	11,427	640,146
Syngen Biotech Co. Ltd.	26,000	120,553
Taro Pharmaceutical Industries Ltd. (a)	3,571	167,194
Towa Pharmaceutical Co. Ltd.	7,261	178,095
Whanin Pharmaceutical Co. Ltd.	652	9,052
		13,480,199

TOTAL HEALTH CARE		341,233,100

INDUSTRIALS - 7.0%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	11,429	1,517,657
The Boeing Co. (a)	3,562	713,255
Vectrus, Inc. (a)	25,987	1,195,662
		3,426,574
Air Freight & Logistics - 0.0%
Sinotrans Ltd. (H Shares)	2,664,596	867,440
Airlines - 0.0%
Jet2 PLC (a)	8,879	158,131
Spirit Airlines, Inc. (a)	54	1,159
		159,290
Building Products - 0.2%
Builders FirstSource, Inc. (a)	10,947	744,287
Caesarstone Sdot-Yam Ltd.	31,591	389,517
Jeld-Wen Holding, Inc. (a)	48,628	1,147,621
Kondotec, Inc.	130,222	1,166,451
Masonite International Corp. (a)	2,357	233,909
Nihon Flush Co. Ltd.	87,940	805,866
Owens Corning	3,541	314,087
		4,801,738
Commercial Services & Supplies - 0.6%
Aeon Delight Co. Ltd.	6,524	176,574
AJIS Co. Ltd.	57,610	1,312,478
Asia File Corp. Bhd	361,200	182,348
Biffa PLC (d)	46,509	213,571
Calian Group Ltd.	7,287	327,618
Civeo Corp. (a)	70,219	1,514,624
CoreCivic, Inc. (a)	395,666	4,000,183
CTS Co. Ltd.	320	2,164
Healthcare Services Group, Inc.	807	14,679
Left Field Printing Group Ltd.	88,570	6,756
Lion Rock Group Ltd.	1,417,130	160,109
Mears Group PLC	78,246	206,594
Mitie Group PLC	3,590,229	2,909,121
NICE Total Cash Management Co., Ltd.	121,311	511,166
Prosegur Compania de Seguridad SA (Reg.)	65,315	162,716
Sunny Friend Environmental Technology Co. Ltd.	13,000	92,761
The Brink's Co.	270	18,841
VSE Corp.	98,195	5,064,898
		16,877,201
Construction & Engineering - 0.6%
AECOM	15,708	1,085,894
API Group Corp. (a)	47,783	1,065,561
Argan, Inc.	19,303	717,106
Boustead Projs. Pte Ltd.	115,002	82,854
Boustead Singapore Ltd.	300,435	217,658
Daiichi Kensetsu Corp.	110,999	1,716,509
EMCOR Group, Inc.	5,357	638,608
Fluor Corp. (a)	65,058	1,368,820
Geumhwa PSC Co. Ltd.	28,039	688,071
Granite Construction, Inc.	12,238	440,323
Kyeryong Construction Industrial Co. Ltd.	27,197	711,829
Meisei Industrial Co. Ltd.	93,957	575,918
Mirait Holdings Corp.	33,324	553,240
Nippon Rietec Co. Ltd.	96,051	1,151,724
Primoris Services Corp. (b)	97,466	2,506,826
Raiznext Corp.	150,095	1,508,722
Seikitokyu Kogyo Co. Ltd.	17,414	123,441
Shinnihon Corp.	188,495	1,232,398
Totetsu Kogyo Co. Ltd.	13,674	291,802
United Integrated Services Co.	20,200	128,975
		16,806,279
Electrical Equipment - 0.9%
Acuity Brands, Inc.	48,556	9,299,931
Aichi Electric Co. Ltd.	26,043	642,046
AQ Group AB (a)	68,277	2,218,689
Atkore, Inc. (a)	9,244	996,318
Chiyoda Integre Co. Ltd.	41,062	656,703
Generac Holdings, Inc. (a)	820	231,552
GrafTech International Ltd.	742,408	7,780,436
Hammond Power Solutions, Inc. Class A	31,099	300,678
I-Sheng Electric Wire & Cable Co. Ltd.	220,000	337,648
Korea Electric Terminal Co. Ltd.	43,996	2,392,391
Sensata Technologies, Inc. PLC (a)	21,932	1,258,020
Servotronics, Inc. (a)	10,784	142,349
Vitzrocell Co. Ltd.	12,100	143,631
		26,400,392
Industrial Conglomerates - 0.3%
DCC PLC (United Kingdom)	91,274	7,674,643
Mytilineos SA	16,899	289,084
Reunert Ltd. (b)	141,921	442,100
Rheinmetall AG	2,318	242,346
		8,648,173
Machinery - 1.8%
Aalberts Industries NV	491,561	30,049,186
Allison Transmission Holdings, Inc.	27,260	1,035,607
ASL Marine Holdings Ltd. (a)	3,479,861	143,741
Clean & Science Co. Ltd.	5,100	76,323
Crane Co.	2,832	293,140
Daiwa Industries Ltd.	151,844	1,495,170
Estic Corp.	4,177	39,274
Haitian International Holdings Ltd.	601,047	1,563,723
Hurco Companies, Inc.	12,513	403,044
Hyster-Yale Materials Handling Class A	48,320	2,169,085
Ihara Science Corp.	75,669	1,485,280
JOST Werke AG (d)	7,290	366,138
Kyowakogyosyo Co. Ltd.	3,017	107,159
Luxfer Holdings PLC sponsored	13,844	236,456
Maruzen Co. Ltd.	102,827	1,895,546
Miller Industries, Inc.	6,160	193,855
Mincon Group PLC	157,403	232,419
Mitsui Engineering & Shipbuilding Co. (a)	271,887	827,789
Nadex Co. Ltd.	51,421	322,685
Nippon Dry-Chemical Co. Ltd.	7,561	116,550
Nitchitsu Co. Ltd.	3,467	37,413
Park-Ohio Holdings Corp.	60,048	1,215,372
Semperit AG Holding	29,260	887,913
Shinwa Co. Ltd.	1,332	23,452
SIMPAC, Inc.	110,420	560,119
Stabilus SA	2,284	153,808
Takamatsu Machinery Co. Ltd.	32,715	205,533
TK Group Holdings Ltd.	16,430	5,466
Tocalo Co. Ltd.	201,358	2,446,920
Trinity Industrial Corp.	71,378	493,793
		49,081,959
Marine - 0.1%
Eagle Bulk Shipping, Inc.	25,446	1,140,490
Genco Shipping & Trading Ltd.	88,564	1,378,056
Kirby Corp. (a)	16,393	1,068,496
Tokyo Kisen Co. Ltd.	53,391	268,578
		3,855,620
Professional Services - 0.4%
ABIST Co. Ltd.	386	9,728
Alight, Inc. Class A (a)	16,511	159,496
Altech Corp.	8,933	140,364
ASGN, Inc. (a)	4,022	462,007
Barrett Business Services, Inc.	2,370	151,680
BeNext-Yumeshin Group Co.	8,715	118,885
CACI International, Inc. Class A (a)	400	98,984
Career Design Center Co. Ltd.	6,603	52,814
Careerlink Co. Ltd.	4,151	58,958
CRA International, Inc.	809	68,814
Hito Communications Holdings, Inc.	15,678	282,796
Kelly Services, Inc. Class A (non-vtg.)	17,712	302,521
Kforce, Inc.	3,781	259,641
McMillan Shakespeare Ltd.	124,391	991,917
Nielsen Holdings PLC	91,273	1,721,409
Outsourcing, Inc.	17,826	206,498
Persol Holdings Co. Ltd.	18,575	479,529
Quick Co. Ltd.	51,003	578,512
SaraminHR Co. Ltd.	9,700	317,144
Science Applications International Corp.	12,784	1,048,672
SHL-JAPAN Ltd.	19,239	446,505
Synergie SA	11,694	444,190
TrueBlue, Inc. (a)	18,758	498,963
WDB Holdings Co. Ltd.	15,635	368,368
Will Group, Inc.	92,377	994,612
World Holdings Co. Ltd.	54,177	1,094,381
		11,357,388
Road & Rail - 0.7%
Alps Logistics Co. Ltd.	260,436	2,261,824
Chilled & Frozen Logistics Holdings Co. Ltd.	73,992	887,065
Daqin Railway Co. Ltd. (A Shares)	3,066,746	3,195,060
Hamakyorex Co. Ltd.	122,532	3,044,480
Knight-Swift Transportation Holdings, Inc. Class A	17,590	995,242
Ryder System, Inc.	3,084	225,718
Sakai Moving Service Co. Ltd.	108,271	4,141,989
Stef SA	2,454	286,341
Trancom Co. Ltd.	55,216	3,920,677
Universal Logistics Holdings, Inc.	97,244	1,656,065
		20,614,461
Trading Companies & Distributors - 1.2%
AddTech AB (B Shares)	9,239	170,911
AerCap Holdings NV (a)	136	8,568
Alconix Corp.	179,635	2,100,796
Chori Co. Ltd.	27,896	430,130
Goodfellow, Inc.	48,997	387,381
Itochu Corp.	384,183	12,342,441
Lumax International Corp. Ltd.	158,000	419,436
Mitani Shoji Co. Ltd.	259,609	4,385,742
MRC Global, Inc. (a)	170,096	1,260,411
Nishikawa Keisoku Co. Ltd.	642	27,321
NOW, Inc. (a)	58,780	522,554
Otec Corp.	7,829	157,122
Parker Corp.	143,415	645,621
Richelieu Hardware Ltd.	57,515	2,261,417
Rush Enterprises, Inc. Class A	7,927	418,704
Senshu Electric Co. Ltd.	78,798	4,201,029
Tanaka Co. Ltd.	2,086	11,659
TECHNO ASSOCIE Co. Ltd.	19,636	206,870
Totech Corp.	74,455	1,579,870
Univar, Inc. (a)	19,542	517,863
Yamazen Co. Ltd.	3,624	31,528
		32,087,374
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	755,645	640,137
Daito Koun Co. Ltd.	1,836	10,253
Isewan Terminal Service Co. Ltd.	145,630	900,146
Meiko Transportation Co. Ltd.	76,531	724,127
Qingdao Port International Co. Ltd. (H Shares) (d)	1,948,425	1,057,346
		3,332,009

TOTAL INDUSTRIALS		198,315,898

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.1%
Calix, Inc. (a)(b)	19,195	965,125
Casa Systems, Inc. (a)	61,909	274,257
		1,239,382
Electronic Equipment & Components - 5.5%
A&D Co. Ltd.	47,244	404,248
Advanced Energy Industries, Inc.	18,084	1,558,479
Alviva Holdings Ltd.	670,395	744,226
Arrow Electronics, Inc. (a)	2,433	301,692
CDW Corp.	8,061	1,523,932
CONEXIO Corp.	2,595	31,323
Daido Signal Co. Ltd.	6,602	35,275
Daiwabo Holdings Co. Ltd.	69,680	996,255
Elematec Corp.	222,088	2,017,810
FLEXium Interconnect, Inc.	42,000	149,215
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,275,900	45,935,037
IDIS Holdings Co. Ltd.	48,087	513,476
Insight Enterprises, Inc. (a)	36,326	3,420,093
Kingboard Chemical Holdings Ltd.	6,545,632	31,600,517
Kitron ASA	177,746	454,699
Methode Electronics, Inc. Class A (b)	89,773	3,952,705
Muramoto Electronic Thailand PCL (For. Reg.)	15,786	132,143
Nippo Ltd.	53,158	315,041
PAX Global Technology Ltd.	2,237,340	1,620,546
Redington (India) Ltd.	4,178,922	9,149,019
SAMT Co. Ltd.	8,500	28,607
ScanSource, Inc. (a)	117,082	3,650,617
Shibaura Electronics Co. Ltd.	37,761	2,203,787
Simplo Technology Co. Ltd.	538,000	6,157,478
TD SYNNEX Corp.	239,855	25,081,637
Test Research, Inc.	8,000	16,981
Thinking Electronic Industries Co. Ltd.	99,000	523,981
Tomen Devices Corp.	50,718	3,043,509
Tripod Technology Corp.	103,000	481,239
VSTECS Holdings Ltd.	7,606,362	7,535,000
Wayside Technology Group, Inc.	17,531	559,414
		154,137,981
IT Services - 4.7%
Alliance Data Systems Corp.	87,109	6,014,005
ALTEN	12,103	1,974,074
Amdocs Ltd.	381,751	28,971,083
Argo Graphics, Inc.	73,553	2,008,363
Avant Corp.	8,700	77,159
CDS Co. Ltd.	28,057	389,659
Concentrix Corp.	231,371	46,503,257
CSE Global Ltd.	2,629,593	932,898
Data Applications Co. Ltd.	2,124	29,675
Densan System Holdings Co. Ltd.	3,708	83,985
Dimerco Data System Corp.	80,299	197,866
DTS Corp.	34,880	744,308
DXC Technology Co. (a)	154,058	4,634,065
E-Credible Co. Ltd.	20,175	303,236
eClerx Services Ltd. (a)	9,116	288,697
EOH Holdings Ltd. (a)	492,416	158,720
EPAM Systems, Inc. (a)	10	4,761
Estore Corp.	8,083	102,378
ExlService Holdings, Inc. (a)	17,838	2,149,836
Gabia, Inc.	97,100	948,001
Global Payments, Inc.	4,557	683,003
Indra Sistemas SA (a)	1,083,181	11,036,761
Information Planning Co.	6,944	179,826
Know IT AB	46,192	1,687,203
Maximus, Inc.	2,128	164,537
Nice Information & Telecom, Inc.	29,780	671,213
Poletowin Pitcrew Holdings, Inc.	19,115	156,788
Proact IT Group AB	410	3,331
Societe Pour L'Informatique Industrielle SA	106,659	4,996,065
Softcreate Co. Ltd.	57,779	1,836,172
Sysage Technology Co. Ltd.	162,000	223,851
TDC Soft, Inc.	27,431	251,409
The Western Union Co.	679,306	12,845,676
TravelSky Technology Ltd. (H Shares)	17,693	33,157
Verra Mobility Corp. (a)	86,062	1,363,222
WNS Holdings Ltd. sponsored ADR (a)	5,255	442,261
		133,090,501
Semiconductors & Semiconductor Equipment - 0.5%
ASM Pacific Technology Ltd.	23,179	231,905
CMC Materials, Inc.	5,355	968,612
FormFactor, Inc. (a)	13,800	589,812
Japan Material Co. Ltd.	8,759	128,021
Machvision, Inc.	9,000	78,378
Melexis NV	8,980	941,579
Miraial Co. Ltd.	12,631	170,076
MKS Instruments, Inc.	10,142	1,575,357
Powertech Technology, Inc.	859,000	3,064,064
Renesas Electronics Corp. (a)	38,687	444,003
Synaptics, Inc. (a)	7,230	1,520,831
Systems Technology, Inc.	21,500	328,709
Topco Scientific Co. Ltd.	542,500	3,272,132
		13,313,479
Software - 1.0%
ANSYS, Inc. (a)	55,004	18,701,910
Check Point Software Technologies Ltd. (a)	1,332	161,185
Cresco Ltd.	37,992	589,882
Focus Systems Corp.	3,595	28,595
InfoVine Co. Ltd.	2,756	52,088
KSK Co., Ltd.	33,985	674,022
Manhattan Associates, Inc. (a)	4,617	618,078
Minwise Co. Ltd.	43,400	651,110
NetGem SA (a)	60,556	100,986
Nippon Systemware Co. Ltd.	13,375	233,958
Open Text Corp.	5,727	274,107
Pro-Ship, Inc.	42,948	507,222
Sinosoft Tech Group Ltd.	87,032	8,788
SPS Commerce, Inc. (a)	6,482	802,796
System Research Co. Ltd.	4,515	68,971
Telos Corp. (a)	17,031	199,092
VMware, Inc. Class A (a)	42,883	5,509,608
		29,182,398
Technology Hardware, Storage & Peripherals - 1.9%
Chenbro Micom Co. Ltd.	60,000	181,238
Elecom Co. Ltd.	20,459	247,621
HP, Inc.	12,618	463,459
MCJ Co. Ltd.	81,119	696,419
Seagate Technology Holdings PLC	469,755	50,334,248
Super Micro Computer, Inc. (a)	48,286	1,956,549
TSC Auto ID Technology Corp.	123,000	871,957
		54,751,491

TOTAL INFORMATION TECHNOLOGY		385,715,232

MATERIALS - 4.3%
Chemicals - 2.2%
AdvanSix, Inc.	10,665	448,890
Axalta Coating Systems Ltd. (a)	20,571	609,107
Birla Carbon Thailand PCL (For. Reg.)	1,033,164	1,642,038
C. Uyemura & Co. Ltd.	72,279	3,570,365
Chase Corp.	48,110	4,564,677
EcoGreen International Group Ltd.	5,876,215	1,351,819
Element Solutions, Inc.	14,490	325,156
FMC Corp.	92,831	10,245,757
Fujikura Kasei Co., Ltd.	174,397	729,478
Gujarat Narmada Valley Fertilizers Co.	476,942	3,028,795
Gujarat State Fertilizers & Chemicals Ltd.	2,527,487	4,400,075
Huntsman Corp.	15,221	545,368
K+S AG	8,915	170,201
KPX Holdings Corp.	4,873	245,833
LyondellBasell Industries NV Class A	11,584	1,120,520
Miwon Chemicals Co. Ltd.	7,014	455,869
Miwon Commercial Co. Ltd.	4,000	605,154
Muto Seiko Co. Ltd.	16,505	66,646
Nihon Parkerizing Co. Ltd.	22,232	201,528
Nippon Soda Co. Ltd.	34,091	975,529
Scientex Bhd	9,800	10,844
SK Kaken Co. Ltd.	5,057	1,640,428
Soken Chemical & Engineer Co. Ltd.	42,970	608,912
T&K Toka Co. Ltd.	144,197	1,001,899
Thai Rayon PCL:
(For. Reg.) (a)	267,815	429,895
NVDR	56	90
The Chemours Co. LLC	19,484	637,322
The Mosaic Co.	312,200	12,472,390
Trinseo PLC	8,597	460,283
Tronox Holdings PLC	21,764	494,043
Yara International ASA	159,306	8,180,022
Yip's Chemical Holdings Ltd.	2,675,732	1,510,260
		62,749,193
Construction Materials - 0.3%
Buzzi Unicem SpA	100,360	2,095,624
Eagle Materials, Inc.	3,477	507,120
Mitani Sekisan Co. Ltd.	99,161	5,582,279
RHI Magnesita NV	8,378	386,432
West China Cement Ltd.	274,901	46,302
Wienerberger AG	5,565	201,492
		8,819,249
Containers & Packaging - 0.2%
Berry Global Group, Inc. (a)	4,190	282,490
Chuoh Pack Industry Co. Ltd.	27,033	251,734
Kohsoku Corp.	112,077	1,485,080
Mayr-Melnhof Karton AG	1,240	241,246
O-I Glass, Inc. (a)	15,488	206,145
Packaging Corp. of America	1,015	152,889
Silgan Holdings, Inc.	21,564	965,636
The Pack Corp.	143,606	3,362,140
		6,947,360
Metals & Mining - 1.2%
Anglo American PLC (United Kingdom)	19,407	855,567
Boliden AB	13,322	539,442
Chubu Steel Plate Co. Ltd.	31,893	224,470
Cleveland-Cliffs, Inc. (a)(b)	965,339	16,545,910
Commercial Metals Co.	7,855	262,671
Compania de Minas Buenaventura SA sponsored ADR (a)	217,890	1,764,909
Gatos Silver, Inc. (a)(b)	113,306	352,382
Granges AB	23,910	296,536
Hill & Smith Holdings PLC	77,778	1,574,768
Kirkland Lake Gold Ltd.	42,250	1,591,417
Mount Gibson Iron Ltd.	906,460	270,736
Perenti Global Ltd.	1,042,332	570,948
Sandfire Resources NL	509,642	2,449,026
Teck Resources Ltd. Class B (sub. vtg.)	34,740	1,072,959
Tohoku Steel Co. Ltd.	40,360	613,249
Tokyo Tekko Co. Ltd.	49,049	561,723
Warrior Metropolitan Coal, Inc.	117,404	3,075,985
Webco Industries, Inc. (a)	519	94,977
		32,717,675
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	19,005	1,262,692
Stella-Jones, Inc.	220,886	6,924,680
Sylvamo Corp. (a)	53,627	1,597,548
Western Forest Products, Inc.	135,811	215,819
		10,000,739

TOTAL MATERIALS		121,234,216

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CubeSmart	4,718	239,391
The GEO Group, Inc.	113,877	766,392
		1,005,783
Real Estate Management & Development - 0.4%
Anabuki Kosan, Inc.	15,481	260,185
Century21 Real Estate Japan Ltd.	10,015	90,423
Daito Trust Construction Co. Ltd.	57,892	6,638,276
LSL Property Services PLC	150,119	801,915
Realogy Holdings Corp. (a)	16,814	277,431
Relo Group, Inc.	17,202	310,437
Selvaag Bolig ASA	49,148	289,266
Servcorp Ltd.	81,309	198,964
Tejon Ranch Co. (a)	48,845	850,391
		9,717,288

TOTAL REAL ESTATE		10,723,071

UTILITIES - 1.6%
Electric Utilities - 1.4%
Exelon Corp.	20,663	1,197,421
PG&E Corp. (a)	2,088,302	26,709,383
Power Grid Corp. of India Ltd.	4,300	12,470
PPL Corp.	378,536	11,234,948
		39,154,222
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	15,018	75,229
GAIL India Ltd.	289,500	564,870
Hokuriku Gas Co.	12,874	333,549
K&O Energy Group, Inc.	16,271	213,565
Keiyo Gas Co. Ltd.	9,522	276,589
Star Gas Partners LP	15,784	164,785
		1,628,587
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	3,040,400	2,565,198
Multi-Utilities - 0.0%
CMS Energy Corp.	13,152	846,726
Water Utilities - 0.0%
Manila Water Co., Inc.	432,569	212,258

TOTAL UTILITIES		44,406,991

TOTAL COMMON STOCKS
(Cost $2,088,690,529)		2,670,970,382

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%
(Cost $144,718)	1,370	131,452
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22(c)(e)
(Cost $0)	388,666	0
	Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund 0.08% (f)	113,620,768	113,643,492
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	47,552,942	47,557,698
TOTAL MONEY MARKET FUNDS
(Cost $161,201,188)		161,201,190
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,250,036,435)		2,832,303,024
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(10,160,311)
NET ASSETS - 100%		$2,822,142,713

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,386,313 or 0.2% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$379,921,980	$370,246,754	$636,525,243	$94,555	$--	$1	$113,643,492	0.2%
Fidelity Securities Lending Cash Central Fund 0.08%	19,768,309	191,337,264	163,547,875	48,577	--	--	47,557,698	0.1%
Total	$399,690,289	$561,584,018	$800,073,118	$143,132	$--	$1	$161,201,190

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$38,869,133	$29,835,163	$9,033,970	$--
Consumer Discretionary	579,261,426	358,585,604	220,507,670	168,152
Consumer Staples	315,405,631	229,531,865	85,844,704	29,062
Energy	235,192,956	203,519,169	31,665,987	7,800
Financials	400,744,180	340,765,404	59,978,776	--
Health Care	341,233,100	308,755,161	32,477,939	--
Industrials	198,315,898	67,190,130	131,125,768	--
Information Technology	385,715,232	228,739,301	156,975,931	--
Materials	121,234,216	68,799,742	52,434,474	--
Real Estate	10,723,071	2,133,605	8,589,466	--
Utilities	44,406,991	40,153,263	4,253,728	--
Corporate Bonds	--	--	--	--
Money Market Funds	161,201,190	161,201,190	--	--
Total Investments in Securities:	$2,832,303,024	$2,039,209,597	$792,888,413	$205,014

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	61.6%
Japan	8.5%
United Kingdom	6.1%
Canada	5.1%
Netherlands	2.4%
Cayman Islands	2.4%
Ireland	2.3%
Taiwan	2.1%
India	1.7%
Bermuda	1.1%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	5.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $47,355,362) — See accompanying schedule: Unaffiliated issuers (cost $2,088,835,247)	$2,671,101,834
Fidelity Central Funds (cost $161,201,188)	161,201,190
Total Investment in Securities (cost $2,250,036,435)		$2,832,303,024
Foreign currency held at value (cost $1,612,783)		1,598,815
Receivable for investments sold		40,683,446
Receivable for fund shares sold		3,027,534
Dividends receivable		1,983,432
Distributions receivable from Fidelity Central Funds		14,405
Other receivables		59,562
Total assets		2,879,670,218
Liabilities
Payable to custodian bank	$145,718
Payable for investments purchased	2,723,374
Payable for fund shares redeemed	3,761,189
Accrued management fee	1,226,316
Other payables and accrued expenses	2,114,619
Collateral on securities loaned	47,556,289
Total liabilities		57,527,505
Net Assets		$2,822,142,713
Net Assets consist of:
Paid in capital		$2,206,844,043
Total accumulated earnings (loss)		615,298,670
Net Assets		$2,822,142,713
Net Asset Value, offering price and redemption price per share ($2,822,142,713 ÷ 188,585,796 shares)		$14.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$26,025,604
Income from Fidelity Central Funds (including $48,577 from security lending)		143,132
Total income		26,168,736
Expenses
Management fee	$7,393,092
Independent trustees' fees and expenses	5,146
Total expenses before reductions	7,398,238
Expense reductions	(143)
Total expenses after reductions		7,398,095
Net investment income (loss)		18,770,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $496,112)	69,483,518
Foreign currency transactions	(127,303)
Total net realized gain (loss)		69,356,215
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $762,554)	(35,561,621)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(41,436)
Total change in net unrealized appreciation (depreciation)		(35,603,056)
Net gain (loss)		33,753,159
Net increase (decrease) in net assets resulting from operations		$52,523,800

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,770,641	$28,769,303
Net realized gain (loss)	69,356,215	150,647,230
Change in net unrealized appreciation (depreciation)	(35,603,056)	636,744,977
Net increase (decrease) in net assets resulting from operations	52,523,800	816,161,510
Distributions to shareholders	(154,968,654)	(31,826,765)
Share transactions
Proceeds from sales of shares	410,238,988	925,276,719
Reinvestment of distributions	154,968,654	31,826,765
Cost of shares redeemed	(577,665,226)	(665,885,100)
Net increase (decrease) in net assets resulting from share transactions	(12,457,584)	291,218,384
Total increase (decrease) in net assets	(114,902,438)	1,075,553,129
Net Assets
Beginning of period	2,937,045,151	1,861,492,022
End of period	$2,822,142,713	$2,937,045,151
Other Information
Shares
Sold	27,081,748	65,541,821
Issued in reinvestment of distributions	10,370,110	2,747,573
Redeemed	(38,167,731)	(50,964,020)
Net increase (decrease)	(715,873)	17,325,374

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.52	$10.82	$11.19	$11.52	$10.23	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.10	.17	.20	.20	.17	–D
Net realized and unrealized gain (loss)	.16	4.72	(.27)	(.29)	1.19	.23
Total from investment operations	.26	4.89	(.07)	(.09)	1.36	.23
Distributions from net investment income	(.20)	(.19)	(.22)	(.17)	(.06)	–
Distributions from net realized gain	(.63)	–	(.08)	(.06)	(.01)	–
Total distributions	(.82)E	(.19)	(.30)	(.24)E	(.07)	–
Net asset value, end of period	$14.96	$15.52	$10.82	$11.19	$11.52	$10.23
Total ReturnF,G	1.74%	45.81%	(.74)%	(.73)%	13.33%	2.30%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%J
Expenses net of fee waivers, if any	.50%J	.50%	.50%	.50%	.50%	.50%J
Expenses net of all reductions	.50%J	.50%	.50%	.50%	.50%	.50%J
Net investment income (loss)	1.27%J	1.23%	1.86%	1.85%	1.54%	(.14)%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,822,143	$2,937,045	$1,861,492	$1,923,317	$2,092,759	$459,470
Portfolio turnover rateK,L	28%J	27%	21%	20%	23%	3%M

 A For the period May 26, 2017 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Low-Priced Stock K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$725,153,626
Gross unrealized depreciation	(146,079,675)
Net unrealized appreciation (depreciation)	$579,073,951
Tax cost	$2,253,229,073

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Low-Priced Stock K6 Fund	420,416,748	368,772,900

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	4,371,367	65,845,141

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	6,118,083	85,955,302

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Low-Priced Stock K6 Fund	$5,108

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Low-Priced Stock K6 Fund	38,885,937	47,717,761	(1,051,514)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Low-Priced Stock K6 Fund	3,642

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Low-Priced Stock K6 Fund	$5,506	$8	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $143.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Low-Priced Stock K6 Fund	.50%
Actual		$1,000.00	$1,017.40	$2.54
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

LPSK6-SANN-0422
1.9883998.104

Fidelity® Value Discovery K6 Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.3
Exxon Mobil Corp.	3.4
Comcast Corp. Class A	2.8
UnitedHealth Group, Inc.	2.8
Bank of America Corp.	2.7
Procter & Gamble Co.	2.5
Chubb Ltd.	2.4
Centene Corp.	2.3
Cigna Corp.	2.3
Alphabet, Inc. Class A	2.3
27.8

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Financials	21.4
Health Care	18.7
Industrials	10.2
Utilities	10.0
Information Technology	9.9

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 19.7%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	42,754	$2,275,795
Interactive Media & Services - 2.8%
Alphabet, Inc. Class A (a)	1,246	3,371,763
Meta Platforms, Inc. Class A (a)	2,151	673,822
		4,045,585
Media - 4.6%
Comcast Corp. Class A	82,124	4,105,379
Interpublic Group of Companies, Inc.	48,618	1,727,884
WPP PLC	60,784	953,125
		6,786,388

TOTAL COMMUNICATION SERVICES		13,107,768

CONSUMER DISCRETIONARY - 3.6%
Household Durables - 0.8%
Whirlpool Corp.	5,170	1,086,682
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	14,640	879,425
Multiline Retail - 1.2%
Dollar General Corp.	8,361	1,743,101
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	7,038	668,680
Tapestry, Inc.	22,373	849,055
		1,517,735

TOTAL CONSUMER DISCRETIONARY		5,226,943

CONSUMER STAPLES - 7.7%
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	31,132	1,097,714
Food Products - 2.5%
Mondelez International, Inc.	39,863	2,672,017
Tyson Foods, Inc. Class A	10,752	977,249
		3,649,266
Household Products - 4.2%
Procter & Gamble Co.	22,840	3,664,678
Reckitt Benckiser Group PLC	12,960	1,050,047
Spectrum Brands Holdings, Inc.	8,080	722,190
The Clorox Co.	4,508	756,713
		6,193,628
Personal Products - 0.2%
Unilever PLC sponsored ADR	6,327	325,145

TOTAL CONSUMER STAPLES		11,265,753

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Exxon Mobil Corp.	66,209	5,029,236
Parex Resources, Inc.	63,100	1,342,268
		6,371,504
FINANCIALS - 21.4%
Banks - 9.1%
Bank of America Corp.	86,229	3,978,606
Cullen/Frost Bankers, Inc.	3,182	448,694
JPMorgan Chase & Co.	22,451	3,336,219
M&T Bank Corp.	9,992	1,692,445
PNC Financial Services Group, Inc.	10,142	2,089,151
Wells Fargo & Co.	33,588	1,807,034
		13,352,149
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	6,687	977,706
BlackRock, Inc. Class A	1,716	1,412,165
Invesco Ltd.	17,614	399,133
Northern Trust Corp.	9,291	1,083,702
		3,872,706
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	20,205	6,324,569
Insurance - 5.3%
Chubb Ltd.	17,915	3,534,271
The Travelers Companies, Inc.	14,223	2,363,578
Willis Towers Watson PLC	8,283	1,937,891
		7,835,740

TOTAL FINANCIALS		31,385,164

HEALTH CARE - 18.7%
Biotechnology - 1.9%
Regeneron Pharmaceuticals, Inc. (a)	2,531	1,540,341
Vertex Pharmaceuticals, Inc. (a)	5,231	1,271,395
		2,811,736
Health Care Providers & Services - 10.7%
Anthem, Inc.	4,558	2,010,032
Centene Corp. (a)	43,531	3,384,971
Cigna Corp.	14,631	3,371,860
CVS Health Corp.	12,150	1,294,097
Humana, Inc.	3,852	1,511,910
UnitedHealth Group, Inc.	8,513	4,022,988
		15,595,858
Pharmaceuticals - 6.1%
AstraZeneca PLC sponsored ADR	31,328	1,823,603
Bristol-Myers Squibb Co.	49,649	3,221,724
Roche Holding AG (participation certificate)	6,059	2,344,829
Sanofi SA sponsored ADR	30,637	1,593,124
		8,983,280

TOTAL HEALTH CARE		27,390,874

INDUSTRIALS - 10.2%
Aerospace & Defense - 4.0%
Airbus Group NV (a)	9,253	1,181,545
L3Harris Technologies, Inc.	5,871	1,228,742
Lockheed Martin Corp.	3,121	1,214,475
Northrop Grumman Corp.	5,934	2,194,987
		5,819,749
Air Freight & Logistics - 0.6%
Deutsche Post AG	15,856	954,224
Electrical Equipment - 0.7%
Regal Rexnord Corp.	6,157	975,761
Industrial Conglomerates - 1.1%
Siemens AG	10,735	1,704,409
Machinery - 3.8%
ITT, Inc.	11,705	1,075,924
Oshkosh Corp.	15,581	1,773,274
Otis Worldwide Corp.	9,891	844,988
Pentair PLC	17,147	1,092,264
Stanley Black & Decker, Inc.	4,275	746,629
		5,533,079

TOTAL INDUSTRIALS		14,987,222

INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.7%
Cisco Systems, Inc.	44,606	2,483,216
Electronic Equipment & Components - 1.3%
TE Connectivity Ltd.	13,623	1,948,225
IT Services - 3.6%
Amdocs Ltd.	15,999	1,214,164
Capgemini SA	3,790	852,054
Cognizant Technology Solutions Corp. Class A	19,838	1,694,562
Fiserv, Inc. (a)	8,942	945,169
Maximus, Inc.	6,996	540,931
		5,246,880
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	4,661	957,556
Software - 1.1%
NortonLifeLock, Inc.	45,111	1,173,337
Open Text Corp.	9,627	460,748
		1,634,085

TOTAL INFORMATION TECHNOLOGY		12,269,962

MATERIALS - 3.4%
Chemicals - 1.7%
DuPont de Nemours, Inc.	22,797	1,746,250
International Flavors & Fragrances, Inc.	6,468	853,259
		2,599,509
Metals & Mining - 1.7%
Lundin Mining Corp.	149,317	1,243,966
Newmont Corp.	19,776	1,209,698
		2,453,664

TOTAL MATERIALS		5,053,173

REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
CBRE Group, Inc.	12,994	1,316,812
UTILITIES - 10.0%
Electric Utilities - 8.6%
Duke Energy Corp.	14,835	1,558,565
Entergy Corp.	5,773	645,248
Evergy, Inc.	22,995	1,493,755
Exelon Corp.	44,602	2,584,686
PG&E Corp. (a)	157,196	2,010,537
Portland General Electric Co.	18,084	950,133
PPL Corp.	36,161	1,073,258
Southern Co.	33,106	2,300,536
		12,616,718
Multi-Utilities - 1.4%
Dominion Energy, Inc.	26,496	2,137,167

TOTAL UTILITIES		14,753,885

TOTAL COMMON STOCKS
(Cost $100,744,415)		143,129,060

Nonconvertible Preferred Stocks - 1.5%
INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd.
(Cost $1,578,494)	39,456	2,218,989

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.08% (b)
(Cost $501,935)	501,834	501,935
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $102,824,844)		145,849,984
NET OTHER ASSETS (LIABILITIES) - 0.7%		963,961
NET ASSETS - 100%		$146,813,945

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$4,029,546	$17,860,145	$21,387,756	$471	$--	$--	$501,935	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	--	6	6	--	--	--	--	0.0%
Total	$4,029,546	$17,860,151	$21,387,762	$471	$--	$--	$501,935

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$13,107,768	$12,154,643	$953,125	$--
Consumer Discretionary	5,226,943	5,226,943	--	--
Consumer Staples	11,265,753	10,215,706	1,050,047	--
Energy	6,371,504	6,371,504	--	--
Financials	31,385,164	31,385,164	--	--
Health Care	27,390,874	25,046,045	2,344,829	--
Industrials	14,987,222	11,147,044	3,840,178	--
Information Technology	14,488,951	11,417,908	3,071,043	--
Materials	5,053,173	5,053,173	--	--
Real Estate	1,316,812	1,316,812	--	--
Utilities	14,753,885	14,753,885	--	--
Money Market Funds	501,935	501,935	--	--
Total Investments in Securities:	$145,849,984	$134,590,762	$11,259,222	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.3%
Switzerland	5.3%
United Kingdom	3.4%
Canada	2.1%
Germany	1.7%
France	1.7%
Korea (South)	1.5%
Netherlands	1.5%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $102,322,909)	$145,348,049
Fidelity Central Funds (cost $501,935)	501,935
Total Investment in Securities (cost $102,824,844)		$145,849,984
Receivable for investments sold		1,447,135
Receivable for fund shares sold		138,569
Dividends receivable		196,363
Distributions receivable from Fidelity Central Funds		119
Total assets		147,632,170
Liabilities
Payable for investments purchased	$635,459
Payable for fund shares redeemed	114,383
Accrued management fee	68,383
Total liabilities		818,225
Net Assets		$146,813,945
Net Assets consist of:
Paid in capital		$96,329,876
Total accumulated earnings (loss)		50,484,069
Net Assets		$146,813,945
Net Asset Value, offering price and redemption price per share ($146,813,945 ÷ 10,853,704 shares)		$13.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$1,602,962
Income from Fidelity Central Funds		471
Total income		1,603,433
Expenses
Management fee	$405,439
Independent trustees' fees and expenses	315
Interest	620
Total expenses before reductions	406,374
Expense reductions	(4)
Total expenses after reductions		406,370
Net investment income (loss)		1,197,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,957,051
Foreign currency transactions	(782)
Total net realized gain (loss)		12,956,269
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6,541,384)
Assets and liabilities in foreign currencies	(2,087)
Total change in net unrealized appreciation (depreciation)		(6,543,471)
Net gain (loss)		6,412,798
Net increase (decrease) in net assets resulting from operations		$7,609,861

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,197,063	$2,700,339
Net realized gain (loss)	12,956,269	19,597,112
Change in net unrealized appreciation (depreciation)	(6,543,471)	41,320,630
Net increase (decrease) in net assets resulting from operations	7,609,861	63,618,081
Distributions to shareholders	(16,794,024)	(3,362,410)
Share transactions
Proceeds from sales of shares	19,849,205	70,189,811
Reinvestment of distributions	16,794,024	3,362,410
Cost of shares redeemed	(61,219,644)	(117,625,866)
Net increase (decrease) in net assets resulting from share transactions	(24,576,415)	(44,073,645)
Total increase (decrease) in net assets	(33,760,578)	16,182,026
Net Assets
Beginning of period	180,574,523	164,392,497
End of period	$146,813,945	$180,574,523
Other Information
Shares
Sold	1,457,565	5,533,329
Issued in reinvestment of distributions	1,259,267	310,770
Redeemed	(4,559,724)	(9,346,543)
Net increase (decrease)	(1,842,892)	(3,502,444)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.22	$10.15	$10.94	$10.98	$10.38	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.09	.19	.23D	.22	.19	–E
Net realized and unrealized gain (loss)	.54	4.09	(.62)	.09	.49	.38
Total from investment operations	.63	4.28	(.39)	.31	.68	.38
Distributions from net investment income	(.20)	(.21)	(.23)	(.27)	(.08)	–
Distributions from net realized gain	(1.12)	–	(.17)	(.08)	–	–
Total distributions	(1.32)	(.21)	(.40)	(.35)	(.08)	–
Net asset value, end of period	$13.53	$14.22	$10.15	$10.94	$10.98	$10.38
Total ReturnF,G	4.78%	42.84%	(3.80)%	2.98%	6.58%	3.80%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.45%J	.45%	.45%	.45%	.45%	.45%J
Expenses net of fee waivers, if any	.45%J	.45%	.45%	.45%	.45%	.45%J
Expenses net of all reductions	.45%J	.45%	.44%	.45%	.45%	.45%J
Net investment income (loss)	1.33%J	1.51%	2.27%D	2.13%	1.81%	(.28)%J
Supplemental Data
Net assets, end of period (000 omitted)	$146,814	$180,575	$164,392	$191,701	$266,215	$297,069
Portfolio turnover rateK	45%J	55%	82%	45%	38%L	- %L,M

 A For the period May 25, 2017 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.93%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Value Discovery K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$43,621,500
Gross unrealized depreciation	(794,106)
Net unrealized appreciation (depreciation)	$42,827,394
Tax cost	$103,022,590

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Discovery K6 Fund	38,448,941	75,939,530

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Discovery K6 Fund	$797

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Value Discovery K6 Fund	Borrower	$2,267,000.32%		$60

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Discovery K6 Fund	2,202,633	5,497,933	870,069

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Value Discovery K6 Fund	$34,790,000.58%		$560

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Value Discovery K6 Fund	.45%
Actual		$1,000.00	$1,047.80	$2.32
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

FVDK6-SANN-0422
1.9884002.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 24, 2022